Securities Act Registration No. 333-122109
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 13	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on __________ pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor Select No-Load Variable Annuity®

PROSPECTUS: May 1, 2015
Ameritas Advisor Select No Load Variable Annuity®
POLICY FORM 6151

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional. If you agree to perform transfers electronically and accept other electronic and automated processing and delivery of Policy services and disclosure, as they become available, this Policy permits frequent trading subject to certain requirements; otherwise, this Policy includes usual and customary variable annuity restrictions upon frequent trading.

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal), with allocated indirect interests in the non-publicly traded portfolios of ProFunds – VP Series and Access One Trust – VP Series, both advised by ProFunds Advisors LLC. *

PROFUNDS VP	ULTRA PROFUNDS VP	SECTOR PROFUNDS VP
Bull	UltraBull	Oil & Gas
Dow 30	UltraMid-Cap	Precious Metals
Europe 30	UltraNASDAQ-100	Real Estate
Mid-Cap Value	UltraSmall-Cap	NON-EQUITY PROFUNDS VP
NASDAQ-100	INVERSE PROFUNDS VP	Rising Rates Opportunity
Small-Cap	Bear	US Government Plus
Small-Cap Value	Short Dow 30	ACCESS VP HIGH YIELD FUND (SM)
	Short NASDAQ-100	PROFUND VP MONEY MARKET
Short Small-Cap

* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete fund and portfolio names.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

A Statement of Additional Information and other information about us and the Policy, dated May 1, 2015, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's website (www.sec.gov), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE

SUBJECT TO THE CLAIMS PAYING ABILITY OF THE COMPANY.

The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 advisorva.com

Form 6151 NLVA	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we’ll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
POLICY OVERVIEW	4
Policy Operation & Features	4
Tax Qualified Plans	5
CHARGES	5
Base Policy Charges	5
Portfolio Company Operating Expenses	5
Examples of Expenses	7
FINANCIAL INFORMATION	8
Accumulation Unit Values	8
Financial Statements	8
CHARGES EXPLAINED	8
Mortality and Expense Risk Charge	8
Transfer Fee	8
Tax Charges	8
Fees Charged by the Portfolios	8
Waiver of Certain Charges	8
INVESTMENT OPTIONS	9
Separate Account Variable Investment Options	9
Transfers	11
Third Party Services	12
Short-Term Trading	12
IMPORTANT POLICY PROVISIONS	12
Policy Application and Issuance	13
Your Policy Value	14
Telephone Transactions	14
Death of Annuitant	14
Delay of Payments	14
Beneficiary	14
Minor Owner or Beneficiary	15
Policy Changes	15
Policy Termination	15
POLICY DISTRIBUTIONS	15
Withdrawals	15
Death Benefits	16
Annuity Income Benefits	18
FEDERAL INCOME TAX MATTERS	19
MISCELLANEOUS	21
About Our Company	21
Distribution of the Policies	21
Voting Rights	21
Legal Proceedings	21
APPENDIX A: Accumulation Unit Values	23
APPENDIX B: Tax-Qualified Plan Disclosures	27
Statement of Additional Information Table of Contents	33

Form 6151 NLVA	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less any premium tax charge not previously deducted.

Company, We, Us, Our, Ameritas Life Ameritas Life Insurance Corp.

Owner, you, your is you the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine Policy Anniversaries and Policy Years.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life Insurance Corp., P.O. BOX 81889, Lincoln NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 402-467-7335. Call us if you have questions about what form or information is required.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Form 6151 NLVA	3

POLICY OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The Ameritas Advisor Select No Load Variable Annuity®, Policy Form 6151, is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. The investment options are described in this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options and other lower-cost on-line and automated procedures, except as otherwise stated. More information about short-term trading is in the INVESTMENT OPTIONS – Transfers section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers. Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

Guarantees, which are obligations of the general account,

are subject to the claims paying ability of the Company.

POLICY OPERATION & FEATURES

Premiums

▪	Minimum initial premium: $10,000.
▪	Minimum additional premium: $250, or $50 per month if through a regularly billed program.
▪	No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.
▪	Prior approval is required for any premium resulting in more than $5 million in total premium of all annuities with us for the same Owner or Annuitant ($1 million for policies issued prior to June 1, 2006).

Investment Options

▪	You may transfer among investments, subject to limits.

Deductions from Assets

(See CHARGES on next pages.)

Withdrawals

▪	There are no withdrawal charges.
▪	Each withdrawal must be at least $250.

Annuity Income

▪	Several fixed annuity income options are available.

Death Benefit

▪	A death benefit is paid upon the death of the Owner.

Form 6151 NLVA	4

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

BASE POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

		Guaranteed Maximum Fee	Current Fee
TRANSACTION FEES
SALES LOAD		None	None
WITHDRAWAL CHARGE		None	None
PREMIUM TAXES (upon premium)	Levied by some states and municipalities. Rates and timing of the tax vary and may change.	0% - 3.5%	0% - 3.5%
TRANSFER FEE (per transfer)	• first 15 transfers per Policy year • over 15 transfers in one Policy Year, we may charge	None $10	None None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

	Guaranteed Maximum Fee	Current Fee
ANNUAL POLICY FEE	None	None
SEPARATE ACCOUNT ANNUAL EXPENSES (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
MORTALITY & EXPENSE RISK CHARGE	0.90%	0.90%

PORTFOLIO COMPANY OPERATING EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum		Maximum
Before any Waivers and Reductions	1.41%	(1)	1.86%	(2)
After any Waivers and Reductions (explained in the footnotes to these tables)	1.35%	(3)	1.71%	(4)
(1)	Non-Equity ProFunds VP US Government Plus
(2)	Inverse ProFunds VP Short Dow 30
(3)	ProFund VP Money Market
(4)	ProFunds VP Small-Cap

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers And Reductions (Recoupment)		Total Expenses after Waivers and Reductions, if any
PROFUNDS VP
Bull	0.75%	0.25%	0.65%	-	1.65%	(0.03%)		1.68%	(1)	(2)
Dow 30	0.75%	0.25%	0.45%	-	1.45%	(0.07	% )	1.52%	(1)	(2)
Europe 30	0.75%	0.25%	0.66%	-	1.66%	(0.02%)		1.68%	(1)	(2)
Mid-Cap Value	0.75%	0.25%	0.66%	-	1.66%	(0.02	% )	1.68%	(1)	(2)	(3)
NASDAQ-100	0.75%	0.25%	0.69%	-	1.69%	0.01%		1.68%	(1)	(2)

Form 6151 NLVA	5

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers And Reductions (Recoupment)	Total Expenses after Waivers and Reductions, if any
Small-Cap	0.75%	0.25%	0.68%	0.03%	1.71%	-	1.71%	(1)	(2)
Small-Cap Value	0.75%	0.25%	0.68%	0.02%	1.70%	-	1.70%	(1)	(2)
ULTRA PROFUNDS VP
UltraBull	0.75%	0.25%	0.53%	-	1.53%	(0.15%)	1.68%	(1)	(2)
UltraMid-Cap	0.75%	0.25%	0.68%	-	1.68%	-	1.68%	(1)	(2)	(3)
UltraNASDAQ-100	0.75%	0.25%	0.67%	-	1.67%	(0.01%)	1.68%	(1)	(2)
UltraSmall-Cap	0.75%	0.25%	0.69%	0.01%	1.70%	0.01%	1.69%	(1)	(2)
INVERSE PROFUNDS VP
Bear	0.75%	0.25%	0.65%	-	1.65%	(0.03%)	1.68%	(1)	(2)
Short Dow 30	0.75%	0.25%	0.86%	-	1.86%	0.18%	1.68%	(1)	(2)
Short NASDAQ-100	0.75%	0.25%	0.72%	-	1.72%	0.04%	1.68%	(1)	(2)
Short Small-Cap	0.75%	0.25%	0.67%	-	1.67%	(0.01%)	1.68%	(1)	(2)
SECTOR PROFUNDS VP
Oil & Gas	0.75%	0.25%	0.73%	-	1.73%	0.05%	1.68%	(1)	(2)
Precious Metals	0.75%	0.25%	0.71%	-	1.71%	0.03%	1.68%	(1)	(2)
Real Estate	0.75%	0.25%	0.67%	-	1.67%	(0.01%)	1.68%	(1)	(2)
NON-EQUITY PROFUNDS VP
Rising Rates Opportunity	0.75%	0.25%	0.60%	-	1.60%	(0.08%)	1.68%	(1)	(2)
US Government Plus	0.50%	0.25%	0.66%	-	1.41%	0.03%	1.38%	(1)	(2)
ACCESS VP HIGH YIELD FUND	0.75%	0.25%	0.57%	-	1.57%	(0.11%)	1.68%	(1)	(2)
PROFUND VP MONEY MARKET	0.75%	0.25%	0.44%	-	1.44%	0.09%	1.35%	(1)	(2)	(4)

ProFunds (1) ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Fees to the extent Total Expenses after Waivers and Reductions, if any, (excluding "Acquired Fund Fees and Expenses"), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Money Market) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Money Market's future yield.

ProFunds (2) The expense information in the table has been restated to reflect current fees and expenses.

ProFunds (3) "Acquired Fund Fees and Expenses" for the fiscal year end December 31, 2014 were less than 0.01% and are included in "Other Fees."
ProFunds (4) Effective June 1, 2012, the board of Trustees suspended the 0.25% Distribution Fees and all Administrative Service Fees for the ProFund VP Money Market, however the board of Trustees may reinstate one or both of these fees at any time. The 0.10% of Administrative Servicing Fees that the ProFund VP Money Market would have paid, had the fees not been suspended throughout the most recent fiscal year, have been included in "Other Fees."
*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

Form 6151 NLVA	6

EXAMPLES OF EXPENSES

The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

Form 6151 NLVA	7

	The Policy’s expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Policy Expenses (1)	$279	$856	$1,459	$3,090
Minimum Policy Expenses (2)	$228	$703	$1,205	$2,585

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.90% for Separate Account annual expenses plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.86%).

(2) Minimum Policy Expenses. This example assumes current charges of 0.90% for Separate Account annual expenses plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (1.35%).

FINANCIAL INFORMATION

Accumulation Unit Values

We provide Accumulation Unit value history for each of the Separate Account variable investment options in APPENDIX A.

Financial Statements

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

The Policy has no sales load, withdrawal charges, or separate charge for administrative expenses including no Policy fee.

Mortality and Expense Risk Charge

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

Transfer Fee

The first 15 transfers per Policy Year from Subaccounts are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount in which the Owner is invested.

Tax Charges

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

Fees Charged by the Portfolios

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the

Form 6151 NLVA	8

portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of investment options – each chosen for its potential to meet specific investment objectives.

You may allocate your premiums among the Separate Account variable investment options. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

Separate Account Variable Investment Options

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or as a variable investment option. The value of your Policy depends directly on the investment performance of the portfolios that you select.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

Form 6151 NLVA	9

This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

FUND NAME Portfolio Name	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
ProFunds® Trust	ProFund Advisors LLC
ProFunds VP	Seeks investment results, before fees and expenses, that correspond to the performance of the stated index:
ProFund VP Bull	S&P 500®
ProFund VP Dow 30	Dow Jones Industrial Average (SM)
ProFund VP Europe 30	ProFunds Europe 30 Index
ProFund VP Mid-Cap Value	S&P MidCap 400® Value Index
ProFund VP NASDAQ-100	NASDAQ-100® Index
ProFund VP Small-Cap	Russell 2000® Index
ProFund VP Small-Cap Value	S&P SmallCap 600® Value Index
Ultra ProFunds VP	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the stated index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
ProFund VP UltraBull	S&P 500®
ProFund VP UltraMid-Cap	S&P MidCap 400®
ProFund VP UltraNASDAQ-100	NASDAQ-100® Index
ProFund VP UltraSmall-Cap	Russell 2000® Index
Inverse ProFunds VP	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the stated index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
ProFund VP Bear	S&P 500®
ProFund VP Short Dow 30	Dow Jones Industrial Average (SM)
ProFund VP Short NASDAQ-100	NASDAQ-100® Index
ProFund VP Short Small-Cap	Russell 2000® Index
Sector ProFunds VP	Seeks investment results, before fees and expenses, that correspond to the performance of the stated index:
ProFund VP Oil & Gas	Dow Jones U.S. Oil & Gas (SM) Index
ProFund VP Precious Metals	Dow Jones Precious Metals (SM) Index
ProFund VP Real Estate	Dow Jones U.S. Real Estate (SM) Index
Non-Equity ProFunds VP
ProFund VP Rising Rates Opportunity	Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond.
ProFund VP US Government Plus	Seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (1.25x) the daily price movement of the most recently issued 30-Year U.S. Treasury Bond.
Access VP High Yield Fund (SM)	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
ProFund VP Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.

"S&P 500®," "S&P MidCap 400®," and "S&P SmallCap 600®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Dow Jones" and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VPs. "NASDAQ-100® Index" is a trademark of The NASDAQ Stock Market, Inc. "Russell 2000® Index" is a trademark of the Frank Russell Company. The ProFunds VP portfolios and the Policy are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP or purchasing the Policy.

APPENDIX A: Accumulation Unit Values provides current and historical fund and portfolio names.

Form 6151 NLVA	10

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the TRANSFERS section, Omnibus Orders.)

Transfers

Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts to one or more of the other Subaccounts.
▪	We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. For same day processing, transfer requests by facsimile, telephone, or Internet must be sent to us by 3:20 p.m. Eastern Time for the Access VP High Yield Fund (SM) and Sector ProFunds VP portfolios, and 3:45 p.m. Eastern Time for all other portfolios. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount if it is less. If the value remaining after a transfer will be less than $100 in a Subaccount, we will include that amount as part of the transfer.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts; it is not subtracted from the amount of the transfer.
▪	If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Form 6151 NLVA	11

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Short-Term Trading

Unlike most variable annuity policies, the Policy can serve as a vehicle for short-term trading and includes investment options designed for use by investors and their investment advisors who use frequent trading. Subaccount underlying portfolios’ prospectuses describe each portfolio’s position regarding short-term trading. To engage in short-term trading, you must elect (on a form we will provide to you) to perform trades using only an electronic 'on-line' process we make available, and must consent to receive disclosures (trade confirmations, annual statements, updated disclosure information, etc.) electronically. We reserve the right, however, to deliver documents to you on paper at any time. We may charge a fee for producing paper copies of documents at your request and which have been previously delivered to you electronically. (There is no charge for paper notices if you do not elect to do on-line trading or have not otherwise elected to receive electronic disclosure, or if you revoke in writing your on-line trading privileges or receipt of electronic disclosure.) You may also revoke your consent to further delivery of electronic documents at any time by Written Notice to us.

If you do not elect the requirements for short-term trading outlined above, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. Frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of the Subaccount and underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

IMPORTANT POLICY PROVISIONS

Many key rights and benefits under the Policy are summarized in this prospectus. Your Policy contains the complete terms of your agreement with Ameritas Life. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

Form 6151 NLVA	12

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

No Policy will have a Policy Date that is on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.
▪	Your signature must be on the application.
▪	Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. We must consent to any premium that would result in more than $5 million total premium held with us for the same Annuitant or Owner ($1 million for policies issued prior to June 1, 2006).

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $10,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums

▪	Must be at least $250; $50 if payments are established as electronic funds transfer. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable investment options. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.

"Right to Examine" Period Allocations

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

Form 6151 NLVA	13

Your Policy Value

On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a)	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
(b)	the daily mortality and expense risk charge; and this result divided by
(c)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Telephone Transactions

Telephone Transactions Permitted

▪	Transfers among investment options.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

▪	Must be received by the times listed in this prospectus’ TRANSFERS section "Transfer Rules" on a day the New York Stock Exchange ("NYSE") is open; if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DEATH OF ANNUITANT

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

Beneficiary

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before

Form 6151 NLVA	14

recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Policy Termination

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: - Income Tax - Penalty Tax

Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
Form 6151 NLVA	15

▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
▪	The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

Until we receive Due Proof of Death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive Due Proof of Death and instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

A death benefit is payable upon:

-   Your Policy being in force;

-   Receipt of Due Proof of Death of the first Owner to die;

-   Election of an annuity income option; and

-   Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

Form 6151 NLVA	16

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary.

The death benefit equals the larger of:

▪	your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes; or
▪	adjusted guaranteed death benefit premiums.

For policies issued on or after June 1, 2006, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premiums are equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules applicable to tax-qualified Policies is included in this Appendix B of this prospectus.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

Form 6151 NLVA	17

If death occurs before the Annuity Date:

If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	- - -	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	There is no surviving joint Policy Owner who is the deceased Owner’s spouse	the beneficiary is the Policy Owner’s surviving spouse, unless the spouse is the surviving joint Policy Owner	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Annuity Date:

If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Owner	there is no surviving joint Owner, and the Annuitant is living	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: - require investments to be allocated to our general account, so are not variable. - may be taxable and, if premature, subject to a tax penalty.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Form 6151 NLVA	18

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

(1)	Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
(2)	Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.
(3)	Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
(4)	Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.
(5)	Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.
(6)	Lump Sum. Proceeds are paid in one sum.

FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Form 6151 NLVA	19

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation of Annuity Payments

E arnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the entity as owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

▪	Individual Retirement Annuities (IRAs), Code Section 408(b);
▪	Simplified Employee Pension (SEP IRA), Code Section 408(k);
▪	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
▪	Roth IRAs, Code Section 408A.

Form 6151 NLVA	20

The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

MISCELLANEOUS

About Our Company

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 O Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Distribution of the Policies

Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, a wholly owned subsidiary of Ameritas Life is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

Voting Rights

As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

Legal Proceedings

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict

Form 6151 NLVA	21

with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

Form 6151 NLVA	22

APPENDIX A: Accumulation Unit Values

The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. NLVA 6151 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for NLVA 6151. The financial statements for the Subaccounts of the Separate Account can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

			NLVA 6151	Number (#) of
Subaccount (date Subaccount was added		Value ($)	AUV($) at	Accumulation Units
to the Policy)	Year	at Inception	End of Year	At End of Year
			(December 31)	(December 31)
CLASSIC PROFUNDS VP
ProFund VP Bull (4-13-2005)	2005	26.72	28.221	19,017
	2006		31.789	45,737
	2007		32.622	21,372
	2008		20.152	58,506
	2009		24.833	24,136
	2010		27.707	110,419
	2011		27.452	96,162
	2012		30.984	86,626
	2013		39.845	99,979
	2014		44.018	98,905
ProFund VP Dow 30 (5-1-2006)	2006	30.00	34.158	20,527
	2007		38.231	7,922
	2008		23.811	1,765
	2009		24.274	7,198
	2010		26.684	2,141
	2011		27.756	293
	2012		29.389	6,615
	2013		36.460	2,887
	2014		38.440	3,859
ProFund VP Europe 30 (4-13-2005)	2005	27.52	27.896	207
	2006		32.488	30,515
	2007		36.890	33,583
	2008		20.471	1,345
	2009		26.841	837
	2010		27.300	2,471
	2011		24.652	2,505
	2012		28.485	3,218
	2013		34.339	3,376
	2014		31.089	3,342
Pro-Fund VP Mid-Cap Value (4-13-2005)	2005	33.88	34.645	14,013
	2006		38.559	6,505
	2007		38.583	866
	2008		24.358	2,648
	2009		31.593	337
	2010		37.713	641
	2011		35.905	103
	2012		41.464	103
	2013		54.294	1,021
	2014		59.289	966
ProFund VP NASDAQ-100 (4-13-2005)	2005	14.78	14.984	40,009
	2006		15.662	61,857
	2007		18.256	15,006
	2008		10.407	140
	2009		15.676	10,211
	2010		18.371	540
	2011		18.467	717
	2012		21.272	9,549
	2013		28.307	1,718
	2014		32.825	1,616
Form 6151 NLVA	23

			NLVA 6151	Number (#) of
Subaccount (date Subaccount was added		Value ($)	AUV($) at	Accumulation Units
to the Policy)	Year	at Inception	End of Year	At End of Year
			(December 31)	(December 31)
Pro-Fund VP Small-Cap (4-13-2005)	2005	33.09	36.779	11,363
	2006		41.829	8,293
	2007		40.533	264
	2008		25.944	349
	2009		32.416	3,190
	2010		27.904	1,380
	2011		26.310	580
	2012		29.758	5,598
	2013		4.181	7,549
	2014		32.160	0
Pro-Fund VP Small-Cap Value (4-13-2005)	2005	31.93	32.800	13,386
	2006		38.173	2,435
	2007		35.098	886
	2008		24.110	723
	2009		28.776	38
	2010		34.826	398
	2011		33.091	31
	2012		38.085	339
	2013		51.969	325
	2014		54.498	878
ULTRA PROFUNDS VP
Pro-Fund VP UltraBull (4-13-2005)	2005	21.27	20.619	98
	2006		25.147	5,976
	2007		25.134	71,811
	2008		8.121	11,026
	2009		11.639	10,467
	2010		14.092	849
	2011		13.292	2,527
	2012		16.982	849
	2013		28.283	1,580
	2014		34.544	3,718
Pro-Fund VP UltraMid-Cap (4-13-2005)	2005	33.39	37.858	154
	2006		41.512	44
	2007		43.596	141
	2008		14.053	1,689
	2009		23.089	3,548
	2010		34.254	3,347
	2011		29.316	762
	2012		38.493	2,208
	2013		65.098	242
	2014		74.459	44
Pro-Fund VP UltraNASDAQ-100 (4-13-2005)	2005	2.46	2.956	110,287
	2006		43.695	2,034
	2007		55.637	13,543
	2008		7.289	25,438
	2009		15.845	7,717
	2010		21.594	8,492
	2011		21.146	5,412
	2012		28.029	3,810
	2013		49.736	4,225
	2014		66.958	5,614
Pro-Fund VP UltraSmall-Cap (4-13-2005)	2005	25.88	30.635	658
	2006		38.256	1,278
	2007		32.917	7,657
	2008		11.031	8,165
	2009		15.327	9,680
	2010		22.550	4,002
	2011		18.140	1,200
	2012		23.282	35
	2013		43.067	964
	2014		44.978	842
Form 6151 NLVA	24

			NLVA 6151	Number (#) of
Subaccount (date Subaccount was added		Value ($)	AUV($) at	Accumulation Units
to the Policy)	Year	at Inception	End of Year	At End of Year
			(December 31)	(December 31)
INVERSE PROFUNDS VP
ProFund VP Bear (4-13-2005)	2005	29.55	28.103	59,086
	2006		25.771	5,920
	2007		25.840	820
	2008		34.416	2,889
	2009		24.603	43,244
	2010		20.043	6,010
	2011		18.100	1,947
	2012		14.960	19,909
	2013		10.890	16,244
	2014		9.255	16,253
ProFund VP Short Dow 30 (5-1-2006)	2006	30.00	28.064	219
	2007		27.357	93
	2008		31.840	0
	2009		23.578	577
	2010		6.150	0
	2011		5.299	3,263
	2012		4.593	3,263
	2013		3.226	3,263
	2014		2.830	3,263
ProFund VP Short NASDAQ-100 (4-13-2005)	2005	20.44	18.481	17,318
	2006		18.066	7,955
	2007		16.022	10,417
	2008		23.526	20,272
	2009		13.835	15,723
	2010		10.807	22,809
	2011		9.588	4,617
	2012		7.716	4,235
	2013		5.399	4,235
	2014		4.313	4,235
ProFund VP Short Small-Cap (4-13-2005)	2005	18.40	16.620	0
	2006		14.566	5,273
	2007		15.185	20,065
	2008		17.720	0
	2009		11.897	7,257
	2010		8.470	0
	2011		7.642	5,386
	2012		6.137	7,549
	2013		4.181	7,549
	2014		3.761	7,549
SECTOR PROFUNDS VP
ProFund VP Oil & Gas (4-13-2005)	2005	41.54	47.888	646
	2006		57.251	7,065
	2007		75.162	5,476
	2008		46.965	5,038
	2009		53.760	5,413
	2010		62.743	3,827
	2011		63.580	1,925
	2012		64.835	2,299
	2013		79.723	1,759
	2014		70.424	1,191
ProFund VP Precious Metals (4-13-2005)	2005	29.62	41.116	695
	2006		43.749	10,039
	2007		53.094	30,790
	2008		36.433	13,938
	2009		48.863	24,551
	2010		64.373	12,175
	2011		51.540	12,562
	2012		43.647	8,994
	2013		26.843	2,841
	2014		20.254	2,138
ProFund VP Real Estate (4-13-2005)	2005	46.95	53.379	31
	2006		70.088	5,846
	2007		55.835	3,043
Form 6151 NLVA	25

			NLVA 6151	Number (#) of
Subaccount (date Subaccount was added		Value ($)	AUV($) at	Accumulation Units
to the Policy)	Year	at Inception	End of Year	At End of Year
			(December 31)	(December 31)
	2008		32.505	236
	2009		41.200	277
	2010		50.912	1,358
	2011		52.854	1,549
	2012		61.375	1,360
	2013		60.882	1,857
	2014		75.433	1,843
NON-EQUITY PROFUNDS VP
ProFund VP Rising Rates Opportunity (04-13-2005)	2005	19.99	19.097	113,830
	2006		20.848	8,742
	2007		18.479	965
	2008		10.870	0
	2009		14.255	1,617
	2010		12.000	0
	2011		7.500	0
	2012		6.956	3,844
	2013		8.030	12,001
	2014		5.550	13,870
ProFund VP U.S. Government Plus (4-13-2005)	2005	31.64	32.744	8,112
	2006		30.977	4,786
	2007		33.803	28,719
	2008		50.160	933
	2009		33.495	4,849
	2010		36.550	13,159
	2011		51.986	1,220
	2012		52.023	4,985
	2013		41.704	1,498
	2014		56.373	1,405
ACCESS VP HIGH YIELD FUND (SM)
Access VP High Yield Fund (SM) (5-02-2005)	2005	30.00	30.940	0
	2006		31.743	1,284
	2007		28.916	851
	2008		27.046	783
	2009		27.923	803
	2010		32.209	180
	2011		32.799	180
	2012		37.092	1,497
	2013		40.444	1,436
	2014		41.021	838
PROFUND VP MONEY MARKET
Profound VP Money Market (4-13-2005)	2005	1.00	1.007	4,935,612
	2006		1.036	15,408,022
	2007		1.065	10,708,522
	2008		1.064	9,449,745
	2009		1.055	6,142,228
	2010		1.046	6,045,193
	2011		1.037	5,595,656
	2012		1.028	3,881,196
	2013		1.019	1,634,267
	2014		1.010	916,051

Form 6151 NLVA	26

APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at: Ameritas Life Insurance Corp., P.O. Box 81889, Lincoln NE 68501, Telephone 800-255-9678.

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, if you elect to cancel your Policy you may be subject to a Policy fee.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Traditional IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70½. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit $5,500 in 2015, or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Form 6151 NLVA	27

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year and if you have not attained age 70 ½.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2013	$95,000 - $115,000	$59,000 - $69,000
2014	$96,000 - $116,000	$60,000 - $70,000
2015	$98,000 - $118,000	$61,000 - $71,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $183,000; the deductible contribution for you is phased out between $183,000 and $193,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Form 6151 NLVA	28

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS; (9) as a qualified reservist and distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70½ you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70½ whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70½. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your Traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) what your remaining life expectancy was before your death beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over what your remaining life expectancy was before your death.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

Form 6151 NLVA	29

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding, Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b.	required minimum distributions made during or after the year you reach age 70½;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70½.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 2015. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

Form 6151 NLVA	30

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $116,000. Your ability to contribute to your Roth IRA is phased out at $131,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $183,000. Your ability to contribute to your Roth IRA is phased out at $193,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

•	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
•	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

Form 6151 NLVA	31

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization

You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Form 6151 NLVA	32

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

A Statement of Additional Information, dated May 1, 2015, contains other information about the Separate Account and Ameritas Life, plus more details concerning the disclosures in this prospectus.

For a free copy, access it on the SEC's website (www.sec.gov, select "More Search Options," then type "333-122109" in the "File Number" field and select "Find Companies"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	General Information and History Services	1
	Purchase of Securities Being Offered Underwriters Calculation of Performance	2
	Standardized Performance Reporting Non-Standardized Performance Reporting Yields	3
	Other Information Service Marks and Copyright Licensing Agreement Financial Statements	4

THANK YOU

for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue, call us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

email: direct@ameritas.com

© 2015 Ameritas Life Insurance Corp.	Registration No. 811-07661

Form 6151 NLVA	33

Statement of Additional Information: May 1, 2015
to accompany Policy Prospectuses dated May 1, 2015

Ameritas Advisor Select
No Load Variable Annuity®
Policy Form 6151

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITERS
CALCULATION OF PERFORMANCE

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
SERVICE MARKS AND COPYRIGHT
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com, or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

SERVICES

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2014 and 2013, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Policy 6151 NLVA	SAI:1	Statement of Additional Information

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, and Calvert Investments, Inc. All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2012, 2013, or 2014.

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

YEAR:	2012	2013	2014
Variable annuity commissions we paid to AIC that were paid to other broker-dealers and representatives (not kept by AIC).	$59,563	$68,389	$72,860
Variable annuity commissions earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable annuity Principal Underwriter services.	$602,868	$553,946	$632,384

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Policy 6151 NLVA	SAI:2	Statement of Additional Information

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD=2[(a-b+1)6-1]

cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Policy 6151 NLVA	SAI:3	Statement of Additional Information

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov, select "More Search Options," type "333-122109" in the "File Number" field and select "Find Companies") or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-942-8090 for details and public hours.)

SERVICE MARKS AND COPYRIGHT

"Ameritas," "Ameritas Advisor Select No Load Variable Annuity," and the bison are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Policy 6151 NLVA	SAI:4	Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2014 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2014, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2015

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
727,058.798 shares at $2.051 per share (cost $1,349,230)	$1,491,198
Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
30,526.681 shares at $33.17 per share (cost $928,522)	1,012,570
Deutsche Investments VIT Funds (Scudder):
Deutsche Small Cap Index VIP Portfolio, Class A (Small Cap) -
11,783.346 shares at $17.32 per share (cost $183,950)	204,088
Deutsche Variable Series II (Scudder):
Deutsche Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
111,957.629 shares at $17.79 per share (cost $1,423,245)	1,991,726
Deutsche Global Growth VIP Portfolio, Class A (Thematic) -
27,375.296 shares at $11.03 per share (cost $285,977)	301,950
Deutsche Variable Series I (Scudder):
Deutsche Capital Growth VIP Portfolio, Class A (Growth) -
6,702.817 shares at $29.95 per share (cost $175,071)	200,749
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
147,439.478 shares at $18.70 per share (cost $2,621,490)	2,757,118
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
1,542,653.999 shares at $12.79 per share (cost $19,934,508)	19,730,545
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
118,977.619 shares at $24.27 per share (cost $2,603,539)	2,887,587
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
68,706.686 shares at $63.48 per share (cost $2,963,900)	4,361,500
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
1,680,831.949 shares at $5.52 per share (cost $9,745,231)	9,278,192
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
22,081.724 shares at $5.49 per share (cost $128,087)	121,229
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
497,628.298 shares at $37.36 per share (cost $13,126,002)	18,591,393
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
50,209.278 shares at $37.23 per share (cost $1,302,805)	1,869,291
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
236,532.349 shares at $37.68 per share (cost $7,190,926)	8,912,539
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
15,497.892 shares at $37.44 per share (cost $489,496)	580,241
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
742,587.386 shares at $11.12 per share (cost $8,627,440)	8,257,572

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
7,153.636 shares at $23.21 per share (cost $131,855)	$166,036
Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
10,023.923 shares at $33.78 per share (cost $239,785)	338,608
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
10,463.572 shares at $19.75 per share (cost $166,937)	206,656
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
183,197.945 shares at $34.87 per share (cost $5,782,723)	6,388,112
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
1,076.951 shares at $54.88 per share (cost $52,263)	59,103
Janus Aspen Series (Janus):
Janus Portfolio, Service Shares (Growth) -
942.064 shares at $35.76 per share (cost $19,373)	33,688
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
16,851.112 shares at $12.92 per share (cost $171,503)	217,716
Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
3,192.740 shares at $29.47 per share (cost $55,329)	94,090
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
37,449.819 shares at $10.66 per share (cost $414,373)	399,215
Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
101,993.762 shares at $16.39 per share (cost $1,318,803)	1,671,678
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
44,886.221 shares at $17.87 per share (cost $694,293)	802,117
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
14,409.247 shares at $155.94 per share (cost $2,159,269)	2,246,978
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
93,581.652 shares at $33.70 per share (cost $2,882,514)	3,153,702
Rydex Precious Metals Fund Portfolio (Precious Metals) -
58,604.993 shares at $27.60 per share (cost $2,698,935)	1,617,498
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
30,219.689 shares at $16.69 per share (cost $643,090)	504,367
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
30,059.684 shares at $45.27 per share (cost $1,317,404)	1,360,802
Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
4,965.002 shares at $24.94 per share (cost $153,638)	123,827

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
5,177.771 shares at $36.15 per share (cost $275,268)	$187,176
Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
32,478.060 shares at $53.99 per share (cost $1,445,619)	1,753,490
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
29,705.739 shares at $15.08 per share (cost $398,357)	447,963
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
247,312.578 shares at $16.80 per share (cost $4,252,369)	4,154,851
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Money Market Portfolio (Money Market) -
14,779,162.480 shares at $1.00 per share (cost $14,779,162)	14,779,162
Vanguard Equity Index Portfolio (Equity Index) -
751,340.056 shares at $34.44 per share (cost $19,412,537)	25,876,152
Vanguard Total Bond Market Index Portfolio (Total Bond) -
2,757,523.234 shares at $12.07 per share (cost $32,620,410)	33,283,305
Vanguard REIT Index Portfolio (REIT Index) -
1,558,326.025 shares at $14.17 per share (cost $19,076,157)	22,081,480
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
1,003,378.204 shares at $22.49 per share (cost $16,561,038)	22,565,976
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
460,227.771 shares at $33.46 per share (cost $11,862,693)	15,399,221
Vanguard Equity Income Portfolio (Equity Income) -
619,221.500 shares at $23.04 per share (cost $10,637,873)	14,266,863
Vanguard Growth Portfolio (Growth) -
381,327.441 shares at $23.24 per share (cost $5,383,689)	8,862,050
Vanguard High Yield Bond Portfolio (High Yield Bond) -
856,466.557 shares at $8.14 per share (cost $6,619,778)	6,971,638
Vanguard Balanced Portfolio (Balanced) -
680,816.740 shares at $23.99 per share (cost $13,344,272)	16,332,794
Vanguard International Portfolio (International) -
1,106,387.665 shares at $20.63 per share (cost $20,055,802)	22,824,778
Vanguard Diversified Value Portfolio (Diversified) -
885,473.709 shares at $18.65 per share (cost $12,215,504)	16,514,085
Vanguard Small Company Growth Portfolio (Small Company Growth) -
697,584.710 shares at $24.14 per share (cost $12,911,312)	16,839,695

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
16,245.527 shares at $30.71 per share (cost $381,962)	$498,900
Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
13,697.454 shares at $28.86 per share (cost $275,923)	395,309
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
105,618.038 shares at $41.22 per share (cost $3,424,095)	4,353,576
ProFund VP Europe 30 Portfolio (Europe) -
4,449.304 shares at $23.35 per share (cost $91,954)	103,891
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
1,359.779 shares at $42.11 per share (cost $47,776)	57,260
ProFund VP NASDAQ-100 Portfolio (NASDAQ-100) -
1,541.194 shares at $34.41 per share (cost $49,630)	53,032
ProFund VP Small-Cap Portfolio (Small-Cap) -
0.000 shares at $32.16 per share (cost $0)	-
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
1,131.089 shares at $42.32 per share (cost $43,006)	47,868
ProFund VP Dow 30 Portfolio (Classic Dow) -
4,371.144 shares at $33.94 per share (cost $153,207)	148,357
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
15,427.979 shares at $9.75 per share (cost $164,536)	150,423
ProFund VP Short NASDAQ-100 Portfolio (Short NASDAQ) -
934.366 shares at $19.55 per share (cost $21,855)	18,267
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
1,458.501 shares at $19.47 per share (cost $31,513)	28,397
ProFund VP Short Dow 30 Portfolio (Short Dow) -
525.399 shares at $17.58 per share (cost $10,419)	9,237
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
52.755 shares at $61.87 per share (cost $3,161)	3,264
ProFund VP UltraNASDAQ-100 Portfolio (UltraOTC) -
5,372.757 shares at $69.97 per share (cost $315,074)	375,932
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
1,773.940 shares at $21.36 per share (cost $37,744)	37,891
ProFund VP UltraBull Portfolio (UltraBull) -
7,782.916 shares at $16.50 per share (cost $126,712)	128,418

The accompanying notes are an integral part of these financial statements

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Non-Equity ProFunds VP (ProFunds):
ProFund VP US Government Plus Portfolio (U.S. Gov. Plus) -
3,285.179 shares at $24.11 per share (cost $72,634)	$79,206
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
13,576.530 shares at $5.67 per share (cost $80,537)	76,979
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
1,883.210 shares at $44.55 per share (cost $101,446)	83,897
ProFund VP Precious Metals Portfolio (Precious Metals) -
2,415.198 shares at $17.93 per share (cost $56,639)	43,305
ProFund VP Real Estate Portfolio (Real Estate) -
2,212.991 shares at $62.83 per share (cost $127,498)	139,042
Access VP High Yield Fund (ProFunds):
Access VP High Yield Fund Portfolio (High Yield) -
1,172.280 shares at $29.33 per share (cost $34,275)	34,383
ProFund VP Money Market (ProFunds):
ProFund VP Money Market Portfolio (Money Market) -
924,945.570 shares at $1.00 per share (cost $924,946)	924,946
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio,
Administrative Class (Commodity) -
1,194,906.493 shares at $4.86 per share (cost $10,323,625)	5,807,246
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,290,587.047 shares at $11.20 per share (cost $14,490,402)	14,454,575
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
15,180.487 shares at $10.58 per share (cost $161,671)	160,610
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
84,012.159 shares at $19.84 per share (cost $1,346,152)	1,666,801
American Century VP International Fund Portfolio, Class I (International) -
221,490.735 shares at $9.98 per share (cost $2,009,260)	2,210,478
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
791,431.964 shares at $17.99 per share (cost $14,685,307)	14,237,861
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
78,201.391 shares at $33.96 per share (cost $2,410,483)	2,655,719
MFS Research International Series Portfolio, Initial Class (Research) -
450,201.553 shares at $13.23 per share (cost $6,051,217)	5,956,167

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2014

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Products, Inc. (Summit):
Calvert VP Natural Resources Portfolio (Natural Res) -
98,326.791 shares at $42.98 per share (cost $4,913,870)	$4,226,085
Calvert VP SRI Large Cap Value Portfolio (Zenith) -
3,016.558 shares at $92.93 per share (cost $208,026)	280,329
Calvert VP S&P 500 Index Portfolio (S&P 500) -
17,411.181 shares at $113.07 per share (cost $1,981,030)	1,968,682
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
12,188.234 shares at $78.33 per share (cost $963,774)	954,704
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
4,768.848 shares at $95.73 per share (cost $352,591)	456,522
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
416,288.546 shares at $16.60 per share (cost $6,625,487)	6,910,390
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
314,219.823 shares at $16.20 per share (cost $4,864,496)	5,090,361
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
580,980.067 shares at $16.01 per share (cost $9,177,903)	9,301,491
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
1,266.863 shares at $75.83 per share (cost $100,692)	96,066
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
627,824.013 shares at $20.72 per share (cost $8,022,458)	13,008,514
The Universal Institutional Funds, Inc. (Morgan Stanley):
UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
684,629.007 shares at $13.98 per share (cost $9,920,552)	9,571,114
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
378,657.090 shares at $10.71 per share (cost $4,132,287)	4,055,417
VA International Small Portfolio (Small) -
212,833.618 shares at $11.06 per share (cost $2,444,416)	2,353,940
VA International Value Portfolio (Value) -
603,205.579 shares at $11.73 per share (cost $7,463,178)	7,075,601
VA Short-Term Fixed Portfolio (Fixed) -
1,169,994.116 shares at $10.18 per share (cost $11,957,681)	11,910,540
VA U.S. Large Value Portfolio (Large) -
206,331.703 shares at $22.97 per share (cost $4,085,026)	4,739,439
VA U.S. Targeted Value Portfolio (Targeted) -
138,204.648 shares at $18.25 per share (cost $2,113,854)	2,522,235

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$484,537,027

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$22,859
Mortality and expense risk charge	(8,885)
Net investment income(loss)	13,974

Realized gain(loss) on investments:
Net realized gain distributions	99,929
Net realized gain(loss) on sale of fund shares	21,353
Net realized gain(loss)	121,282

Change in unrealized appreciation/depreciation	(7,682)

Net increase(decrease) in net assets resulting
from operations	$127,574

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$13,974	$7,073
Net realized gain(loss)	121,282	137,734
Net change in unrealized appreciation/depreciation	(7,682)	59,373
Net increase(decrease) in net assets resulting
from operations	127,574	204,180

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,744	22,797
Subaccounts transfers (including fixed account), net	(54,981)	155,948
Transfers for policyowner benefits and terminations	(62,582)	(33,718)
Policyowner maintenance charges	(361)	(386)
Net increase(decrease) from policyowner transactions	(112,180)	144,641

Total increase(decrease) in net assets	15,394	348,821
Net assets at beginning of period	1,475,804	1,126,983
Net assets at end of period	$1,491,198	$1,475,804

The accompanying notes are an integral part of these financial statements.

FS-9

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2014		2014		2014

$-		$1,872		$18,921
(5,895)		(1,084)		(13,647)
(5,895)		788		5,274

191,161		10,661		11,317
10,484		2,460		271,852
201,645		13,121		283,169

(124,336)		(9,848)		(201,391)

$71,414		$4,061		$87,052

Mid Cap		Small Cap		Small Mid Value

2014	2013	2014	2013	2014	2013

$(5,895)	$(5,319)	$788	$1,495	$5,274	$19,460
201,645	113,004	13,121	20,859	283,169	334,386
(124,336)	117,647	(9,848)	12,276	(201,391)	413,727

71,414	225,332	4,061	34,630	87,052	767,573

-	-	-	1,000	123,087	154,209
(22,021)	(18,793)	82,169	(25,730)	(646,158)	(923,973)
(15,493)	(3,458)	(107)	(2,923)	(213,726)	(61,972)
(236)	(249)	(94)	(80)	(342)	(4,237)
(37,750)	(22,500)	81,968	(27,733)	(737,139)	(835,973)

33,664	202,832	86,029	6,897	(650,087)	(68,400)
978,906	776,074	118,059	111,162	2,641,813	2,710,213
$1,012,570	$978,906	$204,088	$118,059	$1,991,726	$2,641,813

FS-10

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,941
Mortality and expense risk charge	(2,138)
Net investment income(loss)	1,803

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	13,009
Net realized gain(loss)	13,009

Change in unrealized appreciation/depreciation	(16,547)

Net increase(decrease) in net assets resulting
from operations	$(1,735)

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,803	$(316)
Net realized gain(loss)	13,009	14,321
Net change in unrealized appreciation/depreciation	(16,547)	29,699
Net increase(decrease) in net assets resulting
from operations	(1,735)	43,704

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	390	4,760
Subaccounts transfers (including fixed account), net	(97,910)	326,339
Transfers for policyowner benefits and terminations	(6,632)	(2,965)
Policyowner maintenance charges	(48)	(55)
Net increase(decrease) from policyowner transactions	(104,200)	328,079

Total increase(decrease) in net assets	(105,935)	371,783
Net assets at beginning of period	407,885	36,102
Net assets at end of period	$301,950	$407,885

The accompanying notes are an integral part of these financial statements.

FS-11

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2014		2014		2014

$1,409		$39,661		$428,245
(1,304)		(19,741)		(122,774)
105		19,920		305,471

12,884		943		8,526
14,770		147,706		(63,488)
27,654		148,649		(54,962)

(5,486)		(466,612)		826,928

$22,273		$(298,043)		$1,077,437

Growth		Overseas IC		Inv. Grade Bond IC

2014	2013	2014	2013	2014	2013

$105	$1,860	$19,920	$29,563	$305,471	$391,709
27,654	13,032	148,649	37,398	(54,962)	260,186
(5,486)	28,016	(466,612)	761,918	826,928	(1,255,993)

22,273	42,908	(298,043)	828,879	1,077,437	(604,098)

-	51,644	73,261	52,857	599,391	1,693,660
(51,142)	31,230	(766,792)	704,746	(2,684,391)	(2,859,376)
(5,495)	(2,937)	(180,793)	(309,884)	(1,527,314)	(1,146,427)
(81)	(81)	(888)	(1,071)	(92,456)	(111,705)
(56,718)	79,856	(875,212)	446,648	(3,704,770)	(2,423,848)

(34,445)	122,764	(1,173,255)	1,275,527	(2,627,333)	(3,027,946)
235,194	112,430	3,930,373	2,654,846	22,357,878	25,385,824
$200,749	$235,194	$2,757,118	$3,930,373	$19,730,545	$22,357,878

FS-12

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$81,168
Mortality and expense risk charge	(16,566)
Net investment income(loss)	64,602

Realized gain(loss) on investments:
Net realized gain distributions	38,857
Net realized gain(loss) on sale of fund shares	59,484
Net realized gain(loss)	98,341

Change in unrealized appreciation/depreciation	51,715

Net increase(decrease) in net assets resulting
from operations	$214,658

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$64,602	$45,971
Net realized gain(loss)	98,341	229,321
Net change in unrealized appreciation/depreciation	51,715	342,852
Net increase(decrease) in net assets resulting
from operations	214,658	618,144

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	358,548	34,178
Subaccounts transfers (including fixed account), net	(151,568)	(181,548)
Transfers for policyowner benefits and terminations	(176,032)	(166,742)
Policyowner maintenance charges	(683)	(710)
Net increase(decrease) from policyowner transactions	30,265	(314,822)

Total increase(decrease) in net assets	244,923	303,322
Net assets at beginning of period	2,642,664	2,339,342
Net assets at end of period	$2,887,587	$2,642,664

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
Growth		High Income		High Income
IC		IC		SC

2014		2014		2014

$8,026		$548,163		$7,110
(25,185)		(59,258)		(2,171)
(17,159)		488,905		4,939

-		-		-
316,831		55,201		8,555
316,831		55,201		8,555

118,883		(471,493)		(3,561)

$418,555		$72,613		$9,933

Growth IC		High Income IC		High Income SC

2014	2013	2014	2013	2014	2013

$(17,159)	$(11,588)	$488,905	$501,676	$4,939	$23,474
316,831	301,038	55,201	81,252	8,555	26,956
118,883	821,529	(471,493)	(163,337)	(3,561)	(23,860)

418,555	1,110,979	72,613	419,591	9,933	26,570

45,206	75,820	310,475	602,589	-	20
245,340	(738,780)	478,765	1,824,382	(321,441)	79,544
(341,767)	(160,688)	(1,229,646)	(396,514)	(12,936)	(27,880)
(1,017)	(1,137)	(32,633)	(29,967)	(40)	(52)
(52,238)	(824,785)	(473,039)	2,000,490	(334,417)	51,632

366,317	286,194	(400,426)	2,420,081	(324,484)	78,202
3,995,183	3,708,989	9,678,618	7,258,537	445,713	367,511
$4,361,500	$3,995,183	$9,278,192	$9,678,618	$121,229	$445,713

FS-14

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$172,639
Mortality and expense risk charge	(117,367)
Net investment income(loss)	55,272

Realized gain(loss) on investments:
Net realized gain distributions	362,203
Net realized gain(loss) on sale of fund shares	1,623,361
Net realized gain(loss)	1,985,564

Change in unrealized appreciation/depreciation	52,036

Net increase(decrease) in net assets resulting
from operations	$2,092,872

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$55,272	$89,269
Net realized gain(loss)	1,985,564	768,567
Net change in unrealized appreciation/depreciation	52,036	4,544,763
Net increase(decrease) in net assets resulting
from operations	2,092,872	5,402,599

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	440,751	791,096
Subaccounts transfers (including fixed account), net	(4,307,912)	(3,625,553)
Transfers for policyowner benefits and terminations	(1,106,712)	(976,871)
Policyowner maintenance charges	(17,150)	(36,486)
Net increase(decrease) from policyowner transactions	(4,991,023)	(3,847,814)

Total increase(decrease) in net assets	(2,898,151)	1,554,785
Net assets at beginning of period	21,489,544	19,934,759
Net assets at end of period	$18,591,393	$21,489,544

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2014		2014		2014

$15,626		$22,725		$921
(12,131)		(54,516)		(4,403)
3,495		(31,791)		(3,482)

36,574		215,146		17,239
170,434		279,837		49,299
207,008		494,983		66,538

9,883		26,616		(25,694)

$220,386		$489,808		$37,362

Contrafund SC		Mid Cap IC		Mid Cap SC

2014	2013	2014	2013	2014	2013

$3,495	$7,246	$(31,791)	$(15,665)	$(3,482)	$(1,847)
207,008	54,832	494,983	1,870,981	66,538	149,273
9,883	471,850	26,616	1,221,292	(25,694)	103,961

220,386	533,928	489,808	3,076,608	37,362	251,387

2,254	1,933	97,578	209,552	3,000	3,010
(148,300)	(81,466)	(921,732)	(3,151,458)	(135,117)	(104,828)
(353,738)	(119,618)	(617,417)	(746,115)	(203,798)	(60,875)
(497)	(511)	(1,829)	(5,989)	(238)	(350)
(500,281)	(199,662)	(1,443,400)	(3,694,010)	(336,153)	(163,043)

(279,895)	334,266	(953,592)	(617,402)	(298,791)	88,344
2,149,186	1,814,920	9,866,131	10,483,533	879,032	790,688
$1,869,291	$2,149,186	$8,912,539	$9,866,131	$580,241	$879,032

FS-16

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$247,762
Mortality and expense risk charge	(44,438)
Net investment income(loss)	203,324

Realized gain(loss) on investments:
Net realized gain distributions	94,149
Net realized gain(loss) on sale of fund shares	(6,840)
Net realized gain(loss)	87,309

Change in unrealized appreciation/depreciation	(98,442)

Net increase(decrease) in net assets resulting
from operations	$192,191

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$203,324	$263,943
Net realized gain(loss)	87,309	60,031
Net change in unrealized appreciation/depreciation	(98,442)	(355,618)
Net increase(decrease) in net assets resulting
from operations	192,191	(31,644)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	431,688	548,603
Subaccounts transfers (including fixed account), net	1,077,232	(755,242)
Transfers for policyowner benefits and terminations	(374,596)	(502,288)
Policyowner maintenance charges	(32,092)	(32,089)
Net increase(decrease) from policyowner transactions	1,102,232	(741,016)

Total increase(decrease) in net assets	1,294,423	(772,660)
Net assets at beginning of period	6,963,149	7,735,809
Net assets at end of period	$8,257,572	$6,963,149

The accompanying notes are an integral part of these financial statements.

FS-17

AIM

Dividend		Health		Technology

2014		2014		2014

$4,541		$-		$-
(1,522)		(1,665)		(1,180)
3,019		(1,665)		(1,180)

-		10,092		16,549
30,649		18,028		2,707
30,649		28,120		19,256

(12,823)		22,333		813

$20,845		$48,788		$18,889

Dividend		Health		Technology

2014	2013	2014	2013	2014	2013

$3,019	$6,089	$(1,665)	$421	$(1,180)	$(998)
30,649	8,794	28,120	3,090	19,256	17,389
(12,823)	39,957	22,333	61,127	813	22,435

20,845	54,840	48,788	64,638	18,889	38,826

180	180	-	30,000	-	-
(180,963)	179,955	19,474	77,521	(5,156)	17,124
(8,156)	(10,946)	(7,196)	(4,231)	-	-
(39)	(25)	(102)	(72)	(108)	(92)
(188,978)	169,164	12,176	103,218	(5,264)	17,032

(168,133)	224,004	60,964	167,856	13,625	55,858
334,169	110,165	277,644	109,788	193,031	137,173
$166,036	$334,169	$338,608	$277,644	$206,656	$193,031

FS-18

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Intl. Growth

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$99,947
Mortality and expense risk charge	(33,632)
Net investment income(loss)	66,315

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	76,560
Net realized gain(loss)	76,560

Change in unrealized appreciation/depreciation	(220,204)

Net increase(decrease) in net assets resulting
from operations	$(77,329)

	Intl. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$66,315	$24,858
Net realized gain(loss)	76,560	62,132
Net change in unrealized appreciation/depreciation	(220,204)	582,122
Net increase(decrease) in net assets resulting
from operations	(77,329)	669,112

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	327,743	427,899
Subaccounts transfers (including fixed account), net	1,959,143	132,317
Transfers for policyowner benefits and terminations	(267,676)	(142,565)
Policyowner maintenance charges	(33,507)	(24,425)
Net increase(decrease) from policyowner transactions	1,985,703	393,226

Total increase(decrease) in net assets	1,908,374	1,062,338
Net assets at beginning of period	4,479,738	3,417,400
Net assets at end of period	$6,388,112	$4,479,738

The accompanying notes are an integral part of these financial statements.

FS-19

AIM		Janus		Neuberger Berman

Franchise		Growth		Balanced

2014		2014		2014

$66		$115		$-
(1,146)		(186)		(1,254)
(1,080)		(71)		(1,254)

-		2,218		17,592
13,936		96		343
13,936		2,314		17,935

(7,937)		1,453		(9,193)

$4,919		$3,696		$7,488

Franchise		Growth		Balanced

2014	2013	2014	2013	2014	2013

$(1,080)	$(223)	$(71)	$52	$(1,254)	$(1,157)
13,936	2,390	2,314	317	17,935	321
(7,937)	16,055	1,453	6,587	(9,193)	32,489

4,919	18,222	3,696	6,956	7,488	31,653

-	82,400	-	-	300	300
(170,750)	85,514	-	(669)	574	(269)
(10,948)	(2,469)	-	-	(15)	(15)
(3)	(2)	(51)	(49)	(211)	(217)
(181,701)	165,443	(51)	(718)	648	(201)

(176,782)	183,665	3,645	6,238	8,136	31,452
235,885	52,220	30,043	23,805	209,580	178,128
$59,103	$235,885	$33,688	$30,043	$217,716	$209,580

FS-20

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Growth

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(534)
Net investment income(loss)	(534)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	2,687
Net realized gain(loss)	2,687

Change in unrealized appreciation/depreciation	3,295

Net increase(decrease) in net assets resulting
from operations	$5,448

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(534)	$(502)
Net realized gain(loss)	2,687	4,040
Net change in unrealized appreciation/depreciation	3,295	19,535
Net increase(decrease) in net assets resulting
from operations	5,448	23,073

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(5,712)	(19,157)
Transfers for policyowner benefits and terminations	(541)	(309)
Policyowner maintenance charges	(125)	(135)
Net increase(decrease) from policyowner transactions	(6,378)	(19,601)

Total increase(decrease) in net assets	(930)	3,472
Net assets at beginning of period	95,020	91,548
Net assets at end of period	$94,090	$95,020

The accompanying notes are an integral part of these financial statements.

FS-21

Neuberger Berman

Bond		Partners		Regency

2014		2014		2014

$7,250		$12,598		$5,990
(2,532)		(9,849)		(3,567)
4,718		2,749		2,423

-		-		15,867
(1,147)		38,125		13,680
(1,147)		38,125		29,547

(3,446)		101,176		54,409

$125		$142,050		$86,379

Bond		Partners		Regency

2014	2013	2014	2013	2014	2013

$4,718	$6,861	$2,749	$7,784	$2,423	$3,094
(1,147)	(2,146)	38,125	70,083	29,547	4,237
(3,446)	(4,873)	101,176	271,544	54,409	73,983

125	(158)	142,050	349,411	86,379	81,314

-	-	163,106	38,103	49,614	54,391
(18,882)	177,640	(89,041)	144,496	191,659	216,528
(13,728)	(9,308)	(103,588)	(36,539)	(22,395)	(6,137)
(64)	(51)	(478)	(387)	(57)	(43)
(32,674)	168,281	(30,001)	145,673	218,821	264,739

(32,549)	168,123	112,049	495,084	305,200	346,053
431,764	263,641	1,559,629	1,064,545	496,917	150,864
$399,215	$431,764	$1,671,678	$1,559,629	$802,117	$496,917

FS-22

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,090
Mortality and expense risk charge	(12,703)
Net investment income(loss)	(10,613)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	228,670
Net realized gain(loss)	228,670

Change in unrealized appreciation/depreciation	(24,844)

Net increase(decrease) in net assets resulting
from operations	$193,213

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(10,613)	$(7,634)
Net realized gain(loss)	228,670	498,332
Net change in unrealized appreciation/depreciation	(24,844)	101,993
Net increase(decrease) in net assets resulting
from operations	193,213	592,691

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	500	385
Subaccounts transfers (including fixed account), net	(567,438)	928,422
Transfers for policyowner benefits and terminations	(46,370)	(64,836)
Policyowner maintenance charges	(373)	(599)
Net increase(decrease) from policyowner transactions	(613,681)	863,372

Total increase(decrease) in net assets	(420,468)	1,456,063
Net assets at beginning of period	2,667,446	1,211,383
Net assets at end of period	$2,246,978	$2,667,446

The accompanying notes are an integral part of these financial statements.

FS-23

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2014		2014		2014

$-		$2,838		$-
(13,303)		(11,406)		(4,384)
(13,303)		(8,568)		(4,384)

164,758		-		-
306,548		(312,212)		(237,050)
471,306		(312,212)		(237,050)

(134,013)		(28,668)		117,535

$323,990		$(349,448)		$(123,899)

NASDAQ		Precious Metals		Inv. S&P 500

2014	2013	2014	2013	2014	2013

$(13,303)	$(9,859)	$(8,568)	$8,727	$(4,384)	$(5,944)
471,306	121,641	(312,212)	(1,547,975)	(237,050)	(166,468)
(134,013)	372,556	(28,668)	(281,951)	117,535	(138,106)

323,990	484,338	(349,448)	(1,821,199)	(123,899)	(310,518)

157,230	31,424	23,530	27,324	9,178	14,040
739,436	(61,302)	288,832	(360,889)	(103,325)	(10,391)
(145,300)	(162,190)	(93,774)	(232,423)	(14,138)	(7,484)
(420)	(366)	(988)	(1,191)	(374)	(449)
750,946	(192,434)	217,600	(567,179)	(108,659)	(4,284)

1,074,936	291,904	(131,848)	(2,388,378)	(232,558)	(314,802)
2,078,766	1,786,862	1,749,346	4,137,724	736,925	1,051,727
$3,153,702	$2,078,766	$1,617,498	$1,749,346	$504,367	$736,925

FS-24

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,445
Mortality and expense risk charge	(6,767)
Net investment income(loss)	1,678

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(85,814)
Net realized gain(loss)	(85,814)

Change in unrealized appreciation/depreciation	404,091

Net increase(decrease) in net assets resulting
from operations	$319,955

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,678	$2,231
Net realized gain(loss)	(85,814)	(140,461)
Net change in unrealized appreciation/depreciation	404,091	(111,951)
Net increase(decrease) in net assets resulting
from operations	319,955	(250,181)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	300	3,823
Subaccounts transfers (including fixed account), net	140,684	(247,230)
Transfers for policyowner benefits and terminations	(5,911)	(20,375)
Policyowner maintenance charges	(200)	(221)
Net increase(decrease) from policyowner transactions	134,873	(264,003)

Total increase(decrease) in net assets	454,828	(514,184)
Net assets at beginning of period	905,974	1,420,158
Net assets at end of period	$1,360,802	$905,974

The accompanying notes are an integral part of these financial statements.

FS-25

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2014		2014		2014

$-		$-		$-
(1,356)		(1,318)		(9,676)
(1,356)		(1,318)		(9,676)

-		19,200		-
(90,133)		18,740		182,633
(90,133)		37,940		182,633

42,438		(111,438)		(123,113)

$(49,051)		$(74,816)		$49,844

Inverse NASDAQ		Inv. Long Bond		Russell

2014	2013	2014	2013	2014	2013

$(1,356)	$(1,462)	$(1,318)	$(2,586)	$(9,676)	$(8,031)
(90,133)	(19,750)	37,940	(909)	182,633	191,172
42,438	(63,881)	(111,438)	44,793	(123,113)	389,425

(49,051)	(85,093)	(74,816)	41,298	49,844	572,566

39,021	8,871	2,802	90	82,591	19,314
(59,563)	18,092	(212,075)	359,354	(49,267)	443,051
(362)	(315)	(2,569)	(26,426)	(29,624)	(59,339)
(164)	(149)	(28)	(44)	(289)	(214)
(21,068)	26,499	(211,870)	332,974	3,411	402,812

(70,119)	(58,594)	(286,686)	374,272	53,255	975,378
193,946	252,540	473,862	99,590	1,700,235	724,857
$123,827	$193,946	$187,176	$473,862	$1,753,490	$1,700,235

FS-26

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Sector
	Rotation

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,166)
Net investment income(loss)	(3,166)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	28,717
Net realized gain(loss)	28,717

Change in unrealized appreciation/depreciation	(21,928)

Net increase(decrease) in net assets resulting
from operations	$3,623

	Sector Rotation

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,166)	$(3,542)
Net realized gain(loss)	28,717	15,339
Net change in unrealized appreciation/depreciation	(21,928)	84,481
Net increase(decrease) in net assets resulting
from operations	3,623	96,278

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	720	9,276
Subaccounts transfers (including fixed account), net	(245,500)	(68,940)
Transfers for policyowner benefits and terminations	(68,674)	(94,225)
Policyowner maintenance charges	(143)	(200)
Net increase(decrease) from policyowner transactions	(313,597)	(154,089)

Total increase(decrease) in net assets	(309,974)	(57,811)
Net assets at beginning of period	757,937	815,748
Net assets at end of period	$447,963	$757,937

The accompanying notes are an integral part of these financial statements.

FS-27

Third Avenue		Vanguard

Value		Money Market		Equity Index

2014		2014		2014

$125,941		$17,262		$419,260
(25,598)		(108,182)		(145,640)
100,343		(90,920)		273,620

-		-		463,830
(25,401)		-		1,195,586
(25,401)		-		1,659,416

68,040		-		992,562

$142,982		$(90,920)		$2,925,598

Value		Money Market		Equity Index

2014	2013	2014	2013	2014	2013

$100,343	$121,991	$(90,920)	$(119,167)	$273,620	$295,186
(25,401)	(150,942)	-	-	1,659,416	1,753,682
68,040	794,932	-	-	992,562	4,719,297

142,982	765,981	(90,920)	(119,167)	2,925,598	6,768,165

34,505	26,741	2,541,468	5,364,652	486,580	1,079,321
(130,419)	(584,421)	(1,665,494)	957,672	(700,083)	(346,440)
(451,407)	(350,353)	(7,163,358)	(8,695,843)	(1,665,127)	(4,442,654)
(1,103)	(1,263)	(14,714)	(36,117)	(56,287)	(60,921)
(548,424)	(909,296)	(6,302,098)	(2,409,636)	(1,934,917)	(3,770,694)

(405,442)	(143,315)	(6,393,018)	(2,528,803)	990,681	2,997,471
4,560,293	4,703,608	21,172,180	23,700,983	24,885,471	21,888,000
$4,154,851	$4,560,293	$14,779,162	$21,172,180	$25,876,152	$24,885,471

FS-28

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Total Bond

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$853,655
Mortality and expense risk charge	(201,261)
Net investment income(loss)	652,394

Realized gain(loss) on investments:
Net realized gain distributions	124,431
Net realized gain(loss) on sale of fund shares	9,185
Net realized gain(loss)	133,616

Change in unrealized appreciation/depreciation	952,710

Net increase(decrease) in net assets resulting
from operations	$1,738,720

	Total Bond

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$652,394	$689,455
Net realized gain(loss)	133,616	467,218
Net change in unrealized appreciation/depreciation	952,710	(2,195,652)
Net increase(decrease) in net assets resulting
from operations	1,738,720	(1,038,979)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,928,961	2,651,602
Subaccounts transfers (including fixed account), net	(2,710,163)	(1,572,240)
Transfers for policyowner benefits and terminations	(1,898,877)	(1,845,938)
Policyowner maintenance charges	(113,620)	(131,486)
Net increase(decrease) from policyowner transactions	(2,793,699)	(898,062)

Total increase(decrease) in net assets	(1,054,979)	(1,937,041)
Net assets at beginning of period	34,338,284	36,275,325
Net assets at end of period	$33,283,305	$34,338,284

The accompanying notes are an integral part of these financial statements.

FS-29

Vanguard
				Stock Market
REIT Index		Mid-Cap		Index

2014		2014		2014

$678,672		$208,104		$221,851
(121,009)		(131,395)		(93,776)
557,663		76,709		128,075

921,376		824,094		880,008
180,962		896,543		649,036
1,102,338		1,720,637		1,529,044

3,441,990		881,437		37,910

$5,101,991		$2,678,783		$1,695,029

REIT Index		Mid-Cap		Stock Market Index

2014	2013	2014	2013	2014	2013

$557,663	$264,055	$76,709	$77,250	$128,075	$127,835
1,102,338	545,100	1,720,637	1,175,556	1,529,044	728,932
3,441,990	(503,422)	881,437	4,115,623	37,910	3,065,625

5,101,991	305,733	2,678,783	5,368,429	1,695,029	3,922,392

773,208	821,428	1,042,264	1,016,910	546,953	510,000
(413,326)	89,409	(1,388,338)	1,715,009	(770,734)	906,889
(883,550)	(1,297,454)	(1,294,373)	(1,814,131)	(1,908,382)	(1,166,515)
(37,264)	(36,015)	(36,498)	(35,231)	(2,171)	(2,244)
(560,932)	(422,632)	(1,676,945)	882,557	(2,134,334)	248,130

4,541,059	(116,899)	1,001,838	6,250,986	(439,305)	4,170,522
17,540,421	17,657,320	21,564,138	15,313,152	15,838,526	11,668,004
$22,081,480	$17,540,421	$22,565,976	$21,564,138	$15,399,221	$15,838,526

FS-30

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Equity
	Income

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$320,083
Mortality and expense risk charge	(81,368)
Net investment income(loss)	238,715

Realized gain(loss) on investments:
Net realized gain distributions	663,235
Net realized gain(loss) on sale of fund shares	380,061
Net realized gain(loss)	1,043,296

Change in unrealized appreciation/depreciation	107,023

Net increase(decrease) in net assets resulting
from operations	$1,389,034

	Equity Income

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$238,715	$343,669
Net realized gain(loss)	1,043,296	2,349,778
Net change in unrealized appreciation/depreciation	107,023	1,694,334
Net increase(decrease) in net assets resulting
from operations	1,389,034	4,387,781

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	575,611	293,799
Subaccounts transfers (including fixed account), net	178,805	(435,873)
Transfers for policyowner benefits and terminations	(722,963)	(8,072,982)
Policyowner maintenance charges	(2,136)	(2,458)
Net increase(decrease) from policyowner transactions	29,317	(8,217,514)

Total increase(decrease) in net assets	1,418,351	(3,829,733)
Net assets at beginning of period	12,848,512	16,678,245
Net assets at end of period	$14,266,863	$12,848,512

The accompanying notes are an integral part of these financial statements.

FS-31

Vanguard
		High Yield
Growth		Bond		Balanced

2014		2014		2014

$32,631		$368,510		$354,640
(46,440)		(41,460)		(94,208)
(13,809)		327,050		260,432

38,432		-		828,772
236,054		63,921		238,322
274,486		63,921		1,067,094

702,949		(144,537)		58,366

$963,626		$246,434		$1,385,892

Growth		High Yield Bond		Balanced

2014	2013	2014	2013	2014	2013

$(13,809)	$(6,989)	$327,050	$388,078	$260,432	$250,328
274,486	227,396	63,921	213,885	1,067,094	657,473
702,949	1,703,043	(144,537)	(331,982)	58,366	1,521,943

963,626	1,923,450	246,434	269,981	1,385,892	2,429,744

131,623	192,820	742,989	299,513	672,287	1,213,338
524,069	6,891	(215,595)	(2,074,685)	241,487	(414,398)
(291,962)	(360,401)	(428,384)	(565,967)	(710,428)	(956,144)
(1,794)	(1,934)	(1,037)	(1,216)	(1,711)	(2,075)
361,936	(162,624)	97,973	(2,342,355)	201,635	(159,279)

1,325,562	1,760,826	344,407	(2,072,374)	1,587,527	2,270,465
7,536,488	5,775,662	6,627,231	8,699,605	14,745,267	12,474,802
$8,862,050	$7,536,488	$6,971,638	$6,627,231	$16,332,794	$14,745,267

FS-32

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	International

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$349,149
Mortality and expense risk charge	(147,214)
Net investment income(loss)	201,935

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	469,429
Net realized gain(loss)	469,429

Change in unrealized appreciation/depreciation	(2,361,747)

Net increase(decrease) in net assets resulting
from operations	$(1,690,383)

	International

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$201,935	$264,271
Net realized gain(loss)	469,429	750,703
Net change in unrealized appreciation/depreciation	(2,361,747)	4,015,870
Net increase(decrease) in net assets resulting
from operations	(1,690,383)	5,030,844

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	798,408	743,429
Subaccounts transfers (including fixed account), net	(14,525)	(6,241,476)
Transfers for policyowner benefits and terminations	(1,379,914)	(1,582,862)
Policyowner maintenance charges	(3,963)	(22,181)
Net increase(decrease) from policyowner transactions	(599,994)	(7,103,090)

Total increase(decrease) in net assets	(2,290,377)	(2,072,246)
Net assets at beginning of period	25,115,155	27,187,401
Net assets at end of period	$22,824,778	$25,115,155

The accompanying notes are an integral part of these financial statements.

FS-33

Vanguard				Wells Fargo
		Small Company
Diversified		Growth		Discovery

2014		2014		2014

$376,013		$51,238		$-
(99,426)		(101,090)		(3,369)
276,587		(49,852)		(3,369)

661,420		2,309,133		77,287
812,207		843,461		45,950
1,473,627		3,152,594		123,237

(272,372)		(2,732,118)		(129,488)

$1,477,842		$370,624		$(9,620)

Diversified		Small Company Growth		Discovery

2014	2013	2014	2013	2014	2013

$276,587	$290,366	$(49,852)	$10,741	$(3,369)	$(3,139)
1,473,627	1,299,951	3,152,594	2,022,634	123,237	71,148
(272,372)	2,878,708	(2,732,118)	4,060,746	(129,488)	122,700

1,477,842	4,469,025	370,624	6,094,121	(9,620)	190,709

748,678	861,884	585,084	597,160	466	326
(1,408,581)	(256,399)	(2,099,441)	(172,015)	(81,110)	(14,594)
(1,062,947)	(4,414,623)	(908,645)	(911,041)	(53,231)	(8,418)
(43,761)	(45,846)	(15,414)	(17,714)	(295)	(297)
(1,766,611)	(3,854,984)	(2,438,416)	(503,610)	(134,170)	(22,983)

(288,769)	614,041	(2,067,792)	5,590,511	(143,790)	167,726
16,802,854	16,188,813	18,907,487	13,316,976	642,690	474,964
$16,514,085	$16,802,854	$16,839,695	$18,907,487	$498,900	$642,690

FS-34

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Wells Fargo

	Opportunity

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$219
Mortality and expense risk charge	(2,254)
Net investment income(loss)	(2,035)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	6,793
Net realized gain(loss)	6,793

Change in unrealized appreciation/depreciation	29,166

Net increase(decrease) in net assets resulting
from operations	$33,924

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,035)	$(1,180)
Net realized gain(loss)	6,793	3,886
Net change in unrealized appreciation/depreciation	29,166	74,651
Net increase(decrease) in net assets resulting
from operations	33,924	77,357

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,000	3,004
Subaccounts transfers (including fixed account), net	26,804	6,538
Transfers for policyowner benefits and terminations	(2,165)	(7,536)
Policyowner maintenance charges	(199)	(223)
Net increase(decrease) from policyowner transactions	27,440	1,783

Total increase(decrease) in net assets	61,364	79,140
Net assets at beginning of period	333,945	254,805
Net assets at end of period	$395,309	$333,945

The accompanying notes are an integral part of these financial statements.

FS-35

ProFunds

Bull		Europe		Mid-Cap

2014		2014		2014

$-		$1,401		$61
(36,900)		(1,016)		(494)
(36,900)		385		(433)

96,578		-		-
142,969		429		331
239,547		429		331

208,610		(11,673)		4,950

$411,257		$(10,859)		$4,848

Bull		Europe		Mid-Cap

2014	2013	2014	2013	2014	2013

$(36,900)	$(30,742)	$385	$524	$(433)	$(121)
239,547	190,282	429	87	331	16
208,610	689,778	(11,673)	18,707	4,950	3,819

411,257	849,318	(10,859)	19,318	4,848	3,714

-	1,981	-	-	-	-
21,981	671,785	-	4,931	-	47,437
(63,292)	(223,487)	(1,164)	-	(2,997)	-
-	-	-	-	-	-
(41,311)	450,279	(1,164)	4,931	(2,997)	47,437

369,946	1,299,597	(12,023)	24,249	1,851	51,151
3,983,630	2,684,033	115,914	91,665	55,409	4,258
$4,353,576	$3,983,630	$103,891	$115,914	$57,260	$55,409

FS-36

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	NASDAQ-100

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(415)
Net investment income(loss)	(415)

Realized gain(loss) on investments:
Net realized gain distributions	1,561
Net realized gain(loss) on sale of fund shares	1,891
Net realized gain(loss)	3,452

Change in unrealized appreciation/depreciation	1,355

Net increase(decrease) in net assets resulting
from operations	$4,392

	NASDAQ-100

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(415)	$(906)
Net realized gain(loss)	3,452	27,529
Net change in unrealized appreciation/depreciation	1,355	302
Net increase(decrease) in net assets resulting
from operations	4,392	26,925

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	18,697	1,960
Transfers for policyowner benefits and terminations	(18,675)	(183,396)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	22	(181,436)

Total increase(decrease) in net assets	4,414	(154,511)
Net assets at beginning of period	48,618	203,129
Net assets at end of period	$53,032	$48,618

The accompanying notes are an integral part of these financial statements.

FS-37

ProFunds
		Small-Cap
Small-Cap		Value		Classic Dow

2014		2014		2014

$-		$-		$-
(18)		(341)		(1,145)
(18)		(341)		(1,145)

-		1,942		17,128
803		479		1,246
803		2,421		18,374

-		(71)		(9,342)

$785		$2,009		$7,887

Small-Cap		Small-Cap Value		Classic Dow

2014	2013	2014	2013	2014	2013

$(18)	$(94)	$(341)	$(105)	$(1,145)	$(921)
803	5,686	2,421	163	18,374	25,228
-	(1,704)	(71)	4,569	(9,342)	3,657

785	3,888	2,009	4,627	7,887	27,964

-	-	-	-	-	-
(785)	(170,033)	30,592	(663)	52,684	67,092
-	(450)	(1,599)	-	(17,480)	(184,185)
-	-	-	-	-	-
(785)	(170,483)	28,993	(663)	35,204	(117,093)

-	(166,595)	31,002	3,964	43,091	(89,129)
-	166,595	16,866	12,902	105,266	194,395
$-	$-	$47,868	$16,866	$148,357	$105,266

FS-38

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bear

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,261)
Net investment income(loss)	(1,261)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(36,818)
Net realized gain(loss)	(36,818)

Change in unrealized appreciation/depreciation	14,519

Net increase(decrease) in net assets resulting
from operations	$(23,560)

	Bear

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,261)	$(2,430)
Net realized gain(loss)	(36,818)	(64,569)
Net change in unrealized appreciation/depreciation	14,519	(16,401)
Net increase(decrease) in net assets resulting
from operations	(23,560)	(83,400)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	3,224	198,084
Transfers for policyowner benefits and terminations	(6,134)	(235,630)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(2,910)	(37,546)

Total increase(decrease) in net assets	(26,470)	(120,946)
Net assets at beginning of period	176,893	297,839
Net assets at end of period	$150,423	$176,893

The accompanying notes are an integral part of these financial statements.

FS-39

ProFunds
Short		Short Small-
NASDAQ		Cap		Short Dow

2014		2014		2014

$-		$-		$-
(192)		(295)		(93)
(192)		(295)		(93)

-		-		-
(4,692)		(4,220)		(1,176)
(4,692)		(4,220)		(1,176)

(315)		837		(87)

$(5,199)		$(3,678)		$(1,356)

Short NASDAQ		Short Small-Cap		Short Dow

2014	2013	2014	2013	2014	2013

$(192)	$(281)	$(295)	$(357)	$(93)	$(143)
(4,692)	(8,198)	(4,220)	(13,347)	(1,176)	(3,944)
(315)	(3,358)	837	(1,609)	(87)	(1,007)

(5,199)	(11,837)	(3,678)	(15,313)	(1,356)	(5,094)

-	-	-	-	-	-
603	2,022	508	550	64	634
-	-	-	-	-	-
-	-	-	-	-	-
603	2,022	508	550	64	634

(4,596)	(9,815)	(3,170)	(14,763)	(1,292)	(4,460)
22,863	32,678	31,567	46,330	10,529	14,989
$18,267	$22,863	$28,397	$31,567	$9,237	$10,529

FS-40

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraMid

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(71)
Net investment income(loss)	(71)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,601
Net realized gain(loss)	3,601

Change in unrealized appreciation/depreciation	(856)

Net increase(decrease) in net assets resulting
from operations	$2,674

	UltraMid

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(71)	$(356)
Net realized gain(loss)	3,601	22,405
Net change in unrealized appreciation/depreciation	(856)	(399)
Net increase(decrease) in net assets resulting
from operations	2,674	21,650

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(7,651)	1,848
Transfers for policyowner benefits and terminations	(7,491)	(92,751)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(15,142)	(90,903)

Total increase(decrease) in net assets	(12,468)	(69,253)
Net assets at beginning of period	15,732	84,985
Net assets at end of period	$3,264	$15,732

The accompanying notes are an integral part of these financial statements.

FS-41

ProFunds

UltraOTC		UltraSmall		UltraBull

2014		2014		2014

$-		$-		$-
(2,354)		(208)		(553)
(2,354)		(208)		(553)

-		3,840		33,033
79,780		(7,316)		(22,614)
79,780		(3,476)		10,419

(9,220)		(1,755)		(1,887)

$68,206		$(5,439)		$7,979

UltraOTC		UltraSmall		UltraBull

2014	2013	2014	2013	2014	2013

$(2,354)	$(1,324)	$(208)	$(385)	$(553)	$(303)
79,780	26,021	(3,476)	21,490	10,419	9,964
(9,220)	60,405	(1,755)	1,868	(1,887)	3,214

68,206	85,102	(5,439)	22,973	7,979	12,875

-	-	-	-	-	-
97,570	18,272	11,823	122,943	75,762	17,380
-	-	(9,989)	(105,237)	-	-
-	-	-	-	-	-
97,570	18,272	1,834	17,706	75,762	17,380

165,776	103,374	(3,605)	40,679	83,741	30,255
210,156	106,782	41,496	817	44,677	14,422
$375,932	$210,156	$37,891	$41,496	$128,418	$44,677

FS-42

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	U.S. Gov.
	Plus

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$170
Mortality and expense risk charge	(828)
Net investment income(loss)	(658)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	14,399
Net realized gain(loss)	14,399

Change in unrealized appreciation/depreciation	8,517

Net increase(decrease) in net assets resulting
from operations	$22,258

	U.S. Gov. Plus

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(658)	$(1,942)
Net realized gain(loss)	14,399	(73,903)
Net change in unrealized appreciation/depreciation	8,517	8,077
Net increase(decrease) in net assets resulting
from operations	22,258	(67,768)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	5,254	(50,212)
Transfers for policyowner benefits and terminations	(10,795)	(78,862)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(5,541)	(129,074)

Total increase(decrease) in net assets	16,717	(196,842)
Net assets at beginning of period	62,489	259,331
Net assets at end of period	$79,206	$62,489

The accompanying notes are an integral part of these financial statements.

FS-43

ProFunds
				Precious
Opportunity		Oil & Gas		Metals

2014		2014		2014

$-		$418		$-
(651)		(1,055)		(795)
(651)		(637)		(795)

-		6,760		-
(29,917)		16,223		(87,383)
(29,917)		22,983		(87,383)

(5,555)		(32,951)		56,927

$(36,123)		$(10,605)		$(31,251)

Opportunity		Oil & Gas		Precious Metals

2014	2013	2014	2013	2014	2013

$(651)	$(570)	$(637)	$(576)	$(795)	$(2,037)
(29,917)	8,567	22,983	6,276	(87,383)	(190,229)
(5,555)	1,104	(32,951)	22,709	56,927	40,846

(36,123)	9,101	(10,605)	28,409	(31,251)	(151,420)

-	-	-	-	-	-
18,102	101,529	(45,697)	(5,262)	(313)	(155,388)
(1,364)	(41,008)	-	(31,976)	(1,386)	(9,516)
-	-	-	-	-	-
16,738	60,521	(45,697)	(37,238)	(1,699)	(164,904)

(19,385)	69,622	(56,302)	(8,829)	(32,950)	(316,324)
96,364	26,742	140,199	149,028	76,255	392,579
$76,979	$96,364	$83,897	$140,199	$43,305	$76,255

FS-44

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Profunds

	Real Estate

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,047
Mortality and expense risk charge	(1,206)
Net investment income(loss)	841

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	14,730
Net realized gain(loss)	14,730

Change in unrealized appreciation/depreciation	12,528

Net increase(decrease) in net assets resulting
from operations	$28,099

	Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$841	$534
Net realized gain(loss)	14,730	16,326
Net change in unrealized appreciation/depreciation	12,528	(16,254)
Net increase(decrease) in net assets resulting
from operations	28,099	606

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(863)	29,218
Transfers for policyowner benefits and terminations	(1,254)	(214)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(2,117)	29,004

Total increase(decrease) in net assets	25,982	29,610
Net assets at beginning of period	113,060	83,450
Net assets at end of period	$139,042	$113,060

The accompanying notes are an integral part of these financial statements.

FS-45

Profunds				Pimco

High Yield		Money Market		Commodity

2014		2014		2014

$1,988		$265		$26,506
(485)		(11,602)		(44,552)
1,503		(11,337)		(18,046)

662		-		-
(63)		-		(277,622)
599		-		(277,622)

(1,366)		-		(1,060,816)

$736		$(11,337)		$(1,356,484)

High Yield		Money Market		Commodity

2014	2013	2014	2013	2014	2013

$1,503	$851	$(11,337)	$(27,144)	$(18,046)	$93,954
599	1,675	-	-	(277,622)	(462,293)
(1,366)	1,415	-	-	(1,060,816)	(1,008,421)

736	3,941	(11,337)	(27,144)	(1,356,484)	(1,376,760)

-	-	203,370	616,412	81,989	134,507
(13,967)	(1,395)	(267,662)	(893,743)	(170,326)	(306,594)
(10,455)	-	(664,097)	(2,019,096)	(194,527)	(246,301)
-	-	-	-	(684)	(876)
(24,422)	(1,395)	(728,389)	(2,296,427)	(283,548)	(419,264)

(23,686)	2,546	(739,726)	(2,323,571)	(1,640,032)	(1,796,024)
58,069	55,523	1,664,672	3,988,243	7,447,278	9,243,302
$34,383	$58,069	$924,946	$1,664,672	$5,807,246	$7,447,278

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Total Return

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$392,764
Mortality and expense risk charge	(114,431)
Net investment income(loss)	278,333

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(30,947)
Net realized gain(loss)	(30,947)

Change in unrealized appreciation/depreciation	474,406

Net increase(decrease) in net assets resulting
from operations	$721,792

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$278,333	$433,411
Net realized gain(loss)	(30,947)	185,336
Net change in unrealized appreciation/depreciation	474,406	(1,383,794)
Net increase(decrease) in net assets resulting
from operations	721,792	(765,047)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	595,184	1,766,646
Subaccounts transfers (including fixed account), net	(7,983,879)	(1,096,634)
Transfers for policyowner benefits and terminations	(1,150,128)	(6,433,337)
Policyowner maintenance charges	(73,407)	(94,613)
Net increase(decrease) from policyowner transactions	(8,612,230)	(5,857,938)

Total increase(decrease) in net assets	(7,890,438)	(6,622,985)
Net assets at beginning of period	22,345,013	28,967,998
Net assets at end of period	$14,454,575	$22,345,013

The accompanying notes are an integral part of these financial statements.

FS-47

Pimco		American Century

Low Duration		Mid Cap		International

2014		2014		2014

$618		$18,590		$41,441
(267)		(9,318)		(14,510)
351		9,272		26,931

-		94,472		-
(1)		71,735		49,771
(1)		166,207		49,771

(1,061)		49,529		(218,037)

$(711)		$225,008		$(141,335)

Low Duration		Mid Cap		International

2014	2013	2014	2013	2014	2013

$351	$-	$9,272	$8,679	$26,931	$15,325
(1)	-	166,207	169,130	49,771	131,616
(1,061)	-	49,529	191,240	(218,037)	273,752

(711)	-	225,008	369,049	(141,335)	420,693

-	-	94,622	109,752	30,536	36,750
161,880	-	128,595	(425,126)	(82,273)	549,348
(559)	-	(112,283)	(61,870)	(159,901)	(93,299)
-	-	(292)	(229)	(93)	(116)
161,321	-	110,642	(377,473)	(211,731)	492,683

160,610	-	335,650	(8,424)	(353,066)	913,376
-	-	1,331,151	1,339,575	2,563,544	1,650,168
$160,610	$-	$1,666,801	$1,331,151	$2,210,478	$2,563,544

FS-48

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Global Inc.

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$576,594
Mortality and expense risk charge	(73,082)
Net investment income(loss)	503,512

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(21,870)
Net realized gain(loss)	(21,870)

Change in unrealized appreciation/depreciation	(441,596)

Net increase(decrease) in net assets resulting
from operations	$40,046

	Global Inc.

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$503,512	$391,297
Net realized gain(loss)	(21,870)	172,639
Net change in unrealized appreciation/depreciation	(441,596)	(498,541)
Net increase(decrease) in net assets resulting
from operations	40,046	65,395

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	575,201	210,768
Subaccounts transfers (including fixed account), net	4,549,700	750,551
Transfers for policyowner benefits and terminations	(645,868)	(484,297)
Policyowner maintenance charges	(27,420)	(643)
Net increase(decrease) from policyowner transactions	4,451,613	476,379

Total increase(decrease) in net assets	4,491,659	541,774
Net assets at beginning of period	9,746,202	9,204,428
Net assets at end of period	$14,237,861	$9,746,202

The accompanying notes are an integral part of these financial statements.

FS-49

MFS				Summit

Utilities IC		Research		Natural Res

2014		2014		2014

$58,881		$98,142		$4,364
(15,612)		(35,184)		(27,335)
43,269		62,958		(22,971)

103,261		-		-
69,175		33,577		8,931
172,436		33,577		8,931

35,389		(572,810)		(725,792)

$251,094		$(476,275)		$(739,832)

Utilities IC		Research		Natural Res

2014	2013	2014	2013	2014	2013

$43,269	$32,604	$62,958	$87,315	$(22,971)	$(24,713)
172,436	133,149	33,577	29,434	8,931	29,752
35,389	125,436	(572,810)	456,903	(725,792)	26,204

251,094	291,189	(476,275)	573,652	(739,832)	31,243

153,857	53,111	192,962	290,661	189,378	482,789
470,204	295,350	1,002,025	4,785,545	334,431	1,101,552
(116,949)	(152,467)	(352,436)	(172,567)	(232,394)	(217,167)
(465)	(361)	(49,121)	(26,539)	(32,538)	(28,559)
506,647	195,633	793,430	4,877,100	258,877	1,338,615

757,741	486,822	317,155	5,450,752	(480,955)	1,369,858
1,897,978	1,411,156	5,639,012	188,260	4,707,040	3,337,182
$2,655,719	$1,897,978	$5,956,167	$5,639,012	$4,226,085	$4,707,040

FS-50

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Zenith

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,094
Mortality and expense risk charge	(1,634)
Net investment income(loss)	2,460

Realized gain(loss) on investments:
Net realized gain distributions	27,810
Net realized gain(loss) on sale of fund shares	4,324
Net realized gain(loss)	32,134

Change in unrealized appreciation/depreciation	(13,088)

Net increase(decrease) in net assets resulting
from operations	$21,506

	Zenith

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,460	$2,443
Net realized gain(loss)	32,134	18,435
Net change in unrealized appreciation/depreciation	(13,088)	38,082
Net increase(decrease) in net assets resulting
from operations	21,506	58,960

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(11,370)	35,994
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(65)	(66)
Net increase(decrease) from policyowner transactions	(11,435)	35,928

Total increase(decrease) in net assets	10,071	94,888
Net assets at beginning of period	270,258	175,370
Net assets at end of period	$280,329	$270,258

The accompanying notes are an integral part of these financial statements.

FS-51

Summit
		EAFE		S&P
S&P 500		Intl.		MidCap

2014		2014		2014

$30,688		$25,254		$4,401
(7,184)		(6,837)		(2,721)
23,504		18,417		1,680

162,605		-		36,309
46,155		46,219		18,379
208,760		46,219		54,688

(73,827)		(154,236)		(18,983)

$158,437		$(89,600)		$37,385

S&P 500		EAFE Intl.		S&P MidCap

2014	2013	2014	2013	2014	2013

$23,504	$7,733	$18,417	$31,468	$1,680	$1,603
208,760	35,775	46,219	19,457	54,688	36,450
(73,827)	37,694	(154,236)	114,726	(18,983)	70,932

158,437	81,202	(89,600)	165,651	37,385	108,985

160,117	20,631	19,466	35,487	-	-
1,145,475	355,689	(590,860)	818,678	(57,610)	38,559
(107,081)	(31,046)	(100,647)	(21,265)	(7,307)	(6,534)
(307)	(117)	(236)	(280)	(135)	(143)
1,198,204	345,157	(672,277)	832,620	(65,052)	31,882

1,356,641	426,359	(761,877)	998,271	(27,667)	140,867
612,041	185,682	1,716,581	718,310	484,189	343,322
$1,968,682	$612,041	$954,704	$1,716,581	$456,522	$484,189

FS-52

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$71,080
Mortality and expense risk charge	(29,731)
Net investment income(loss)	41,349

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	9,500
Net realized gain(loss)	9,500

Change in unrealized appreciation/depreciation	167,520

Net increase(decrease) in net assets resulting
from operations	$218,369

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$41,349	$12,919
Net realized gain(loss)	9,500	483
Net change in unrealized appreciation/depreciation	167,520	117,383
Net increase(decrease) in net assets resulting
from operations	218,369	130,785

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,791,625	219,454
Subaccounts transfers (including fixed account), net	1,572,152	2,190,833
Transfers for policyowner benefits and terminations	(143,465)	(6,296)
Policyowner maintenance charges	(55,839)	(7,228)
Net increase(decrease) from policyowner transactions	4,164,473	2,396,763

Total increase(decrease) in net assets	4,382,842	2,527,548
Net assets at beginning of period	2,527,548	-
Net assets at end of period	$6,910,390	$2,527,548

The accompanying notes are an integral part of these financial statements.

FS-53

Summit

Mod.
Growth		Moderate		Russell Small Cap

2014		2014		2014

$52,873		$91,781		$536
(23,386)		(31,536)		(369)
29,487		60,245		167

55,881		56,745		10,663
9,582		5,674		54
65,463		62,419		10,717

138,249		115,607		(4,626)

$233,199		$238,271		$6,258

Mod. Growth		Moderate		Russell Small Cap

2014	2013	2014	2013	2014	2013

$29,487	$16,541	$60,245	$3,760	$167	$-
65,463	862	62,419	(40)	10,717	-
138,249	87,617	115,607	7,982	(4,626)	-

233,199	105,020	238,271	11,702	6,258	-

1,051,344	2,231,669	876,426	636,070	80	-
1,289,637	364,067	7,820,121	6	90,688	-
(122,589)	(6,992)	(221,744)	(747)	(922)	-
(46,501)	(8,493)	(54,840)	(3,774)	(38)	-
2,171,891	2,580,251	8,419,963	631,555	89,808	-

2,405,090	2,685,271	8,658,234	643,257	96,066	-
2,685,271	-	643,257	-	-	-
$5,090,361	$2,685,271	$9,301,491	$643,257	$96,066	$-

FS-54

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(78,229)
Net investment income(loss)	(78,229)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,436,623
Net realized gain(loss)	1,436,623

Change in unrealized appreciation/depreciation	(302,236)

Net increase(decrease) in net assets resulting
from operations	$1,056,158

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(78,229)	$(66,587)
Net realized gain(loss)	1,436,623	808,661
Net change in unrealized appreciation/depreciation	(302,236)	3,270,728
Net increase(decrease) in net assets resulting
from operations	1,056,158	4,012,802

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	665,899	948,336
Subaccounts transfers (including fixed account), net	(1,552,406)	(356,775)
Transfers for policyowner benefits and terminations	(1,092,983)	(665,753)
Policyowner maintenance charges	(41,971)	(43,865)
Net increase(decrease) from policyowner transactions	(2,021,461)	(118,057)

Total increase(decrease) in net assets	(965,303)	3,894,745
Net assets at beginning of period	13,973,817	10,079,072
Net assets at end of period	$13,008,514	$13,973,817

The accompanying notes are an integral part of these financial statements.

FS-55

Morgan Stanley		DFA
Emerging
Markets		Bond		Small

2014		2014		2014

$35,421		$85,262		$51,199
(53,208)		(21,638)		(13,960)
(17,787)		63,624		37,239

-		6,350		51,274
74,457		(1,154)		46,265
74,457		5,196		97,539

(663,922)		11,842		(288,980)

$(607,252)		$80,662		$(154,202)

Emerging Markets		Bond		Small

2014	2013	2014	2013	2014	2013

$(17,787)	$35,708	$63,624	$(2,762)	$37,239	$34,365
74,457	209,131	5,196	41,456	97,539	92,888
(663,922)	(331,904)	11,842	(67,190)	(288,980)	225,061

(607,252)	(87,065)	80,662	(28,496)	(154,202)	352,314

519,657	416,476	399,452	304,707	255,230	196,167
3,004,951	566,928	466,159	354,203	95,681	606,185
(529,258)	(314,628)	(116,127)	(107,761)	(63,800)	(59,605)
(31,266)	(15,070)	(62)	(110)	(77)	(51)
2,964,084	653,706	749,422	551,039	287,034	742,696

2,356,832	566,641	830,084	522,543	132,832	1,095,010
7,214,282	6,647,641	3,225,333	2,702,790	2,221,108	1,126,098
$9,571,114	$7,214,282	$4,055,417	$3,225,333	$2,353,940	$2,221,108

FS-56

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2014
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$283,711
Mortality and expense risk charge	(38,166)
Net investment income(loss)	245,545

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	58,202
Net realized gain(loss)	58,202

Change in unrealized appreciation/depreciation	(957,312)

Net increase(decrease) in net assets resulting
from operations	$(653,565)

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2014	2013
Increase(decrease) in net assets from operations:
Net investment income(loss)	$245,545	$93,554
Net realized gain(loss)	58,202	34,778
Net change in unrealized appreciation/depreciation	(957,312)	711,599
Net increase(decrease) in net assets resulting
from operations	(653,565)	839,931

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,015,303	718,990
Subaccounts transfers (including fixed account), net	1,923,030	273,076
Transfers for policyowner benefits and terminations	(375,119)	(172,076)
Policyowner maintenance charges	(31,934)	(21,779)
Net increase(decrease) from policyowner transactions	2,531,280	798,211

Total increase(decrease) in net assets	1,877,715	1,638,142
Net assets at beginning of period	5,197,886	3,559,744
Net assets at end of period	$7,075,601	$5,197,886

The accompanying notes are an integral part of these financial statements.

FS-57

DFA

Fixed		Large		Targeted

2014		2014		2014

$22,311		$83,604		$23,343
(56,726)		(25,783)		(16,300)
(34,415)		57,821		7,043

6,714		83,455		123,401
(1,592)		172,059		226,192
5,122		255,514		349,593

(19,370)		18,959		(268,086)

$(48,663)		$332,294		$88,550

Fixed		Large		Targeted

2014	2013	2014	2013	2014	2013

$(34,415)	$(12,464)	$57,821	$32,211	$7,043	$5,863
5,122	5,294	255,514	481,125	349,593	173,522
(19,370)	(13,378)	18,959	463,936	(268,086)	518,537

(48,663)	(20,548)	332,294	977,272	88,550	697,922

853,623	359,955	648,482	515,379	171,133	135,388
4,183,628	3,828,200	163,840	427,492	(108,259)	426,157
(521,836)	(440,068)	(208,147)	(101,428)	(205,886)	(70,112)
(14,729)	(321)	(151)	(163)	(152)	(152)
4,500,686	3,747,766	604,024	841,280	(143,164)	491,281

4,452,023	3,727,218	936,318	1,818,552	(54,614)	1,189,203
7,458,517	3,731,299	3,803,121	1,984,569	2,576,849	1,387,646
$11,910,540	$7,458,517	$4,739,439	$3,803,121	$2,522,235	$2,576,849

FS-58

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2014 AND 2013

1.	ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1995 as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2014 there are one hundred subaccounts available within the Account listed as follows:

Calvert Investment Management, Inc.	Fidelity Management & Research
(Advisor) (See Note 3)	Company, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*High Income SC
*Mid Cap	*Contrafund IC
*Contrafund SC
Deutsche Investment Management	*Mid Cap IC
Americas Inc.	*Mid Cap SC
Scudder	*Strategic
*Small Cap (formerly DWS Small Cap Index
VIP Portfolio, Class A)	Invesco Advisers, Inc.
*Small Mid Value (formerly DWS Small	AIM
Mid Cap Value VIP Portfolio, Class A)	*Dividend
*Thematic (formerly DWS Global Growth	(Commenced April 29, 2011)
VIP Portfolio, Class A)	*Health
*Growth (formerly DWS Capital Growth	*Technology
VIP Portfolio, Class A)	*Intl. Growth
(Commenced April 29, 2011)	*Franchise
(Commenced April 27, 2012)
Fidelity Management & Research
Company	Janus Capital Management LLC
Fidelity	Janus
*Overseas IC	*Growth
*Inv. Grade Bond IC
*Equity Income IC
*Growth IC
*High Income IC

FS-59

1.	ORGANIZATION, continued

Neuberger Berman Management LLC	Wellington Management Company, LLP
Neuberger Berman	Vanguard
*Balanced	*High Yield Bond
*Growth	*Balanced
*Bond
*Partners	Schroder Investment Management North
*Regency	America, Inc., Baillie Gifford
Overseas Ltd. and M & G Investment
Guggenheim Investments	Management Limited
Rydex	Vanguard
*Nova	*International
*NASDAQ
*Precious Metals	Barrow, Hanley, Mewhinney &
*Inv. S&P 500	Strauss, LLC
*Gov. Long Bond	Vanguard
*Inverse NASDAQ	*Diversified
*Inv. Long Bond
*Russell	The Vangaurd Group. Inc. and
*Sector Rotation	Granahan Investment Management, Inc.
Vanguard
Third Avenue Management LLC	*Small Company Growth
Third Avenue
*Value	Wells Fargo Funds Management, LLC
Wells Fargo
The Vanguard Group. Inc.	*Discovery
Vanguard	*Opportunity
*Money Market
*Equity Index	ProFund Advisors LLC
*Total Bond	ProFunds
*REIT Index	*Bull
*Mid-Cap	*Europe
*Stock Market Index	*Mid-Cap
*NASDAQ-100
The Vanguard Group. Inc. and	*Small-Cap
Wellington Management Company, LLP	*Small-Cap Value
Vanguard	*Classic Dow
*Equity Income	*Bear
*Short NASDAQ
Wellington Management Company, LLP,
Delaware Investments Fund Advisers and
William Blair & Company, L.L.C.
Vanguard
*Growth

FS-60

1.	ORGANIZATION, continued

ProFund Advisors LLC, continued	Calvert Investment Management, Inc.
ProFunds, continued	(See Note 3)
*Short Small-Cap	Summit
*Short Dow	*Natural Res
*UltraMid	*Zenith
*UltraOTC	*S&P 500
*UltraSmall	*EAFE Intl.
*UltraBull	(Commenced April 30, 2010)
*U.S. Gov. Plus	*S&P MidCap
*Opportunity	(Commenced April 30, 2010)
*Oil & Gas	*Growth
*Precious Metals	(Commenced April 30, 2013)
*Real Estate	*Mod. Growth
*High Yield	(Commenced April 30, 2013)
*Money Market	*Moderate
(Commenced April 30, 2013)
Pacific Investment Management	*Russell Small Cap
Company LLC	(Commenced April, 30 2014)
Pimco
*Commodity	T. Rowe Price Associates, Inc.
*Total Return	T. Rowe
*Low Duration	*Blue Chip
(Commenced September 22, 2014)
Morgan Stanley Investment
American Century Investment	Management Inc.
Management, Inc.	Morgan Stanley
American Century	*Emerging Markets
*Mid Cap
*International	Dimensional Fund Advisors LP
DFA
Franklin Advisers, Inc.	*Bond
Franklin Templeton	(Commenced January 4, 2011)
*Global Inc. (formerly Templeton Global Bond	*Small
Securities Fund Portfolio, Class 2)	(Commenced January 3, 2011)
*Value
Massachusetts Financial Services	(Commenced January 3, 2011)
Company	*Fixed
MFS	(Commenced January 20, 2011)
*Utilities IC	*Large
*Research	(Commenced December 23, 2010)
*Targeted
(Commenced December 23, 2010)

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.

FS-61

2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-62

2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.	RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2014 and 2013, as follows:

	Investment Advisory Fee	Management/ Administrative Fee
Calvert:
Balanced	0.00410	0.00275
Mid Cap	0.00650	0.00250
Summit:
Natural Res	0.00550	0.00100
Zenith	0.00640	0.00100
S&P 500	0.00250	0.00100
EAFE Intl.	0.00560	0.00100
S&P MidCap	0.00300	0.00100
Growth	0.00420	0.00100
Mod. Growth	0.00420	0.00100
Moderate	0.00420	0.00100
Russell Small Cap	0.00350	0.00100 (A)

(A)	New Subaccount in 2014.

FS-63

4.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2014 were as follows:

	Purchases	Sales
Calvert:
Balanced	$151,323	$149,599
Mid Cap	191,144	43,628

Scudder:
Small Cap	109,229	15,811
Small Mid Value	310,486	1,031,034
Thematic	93,213	195,610
Growth	146,355	190,084

Fidelity:
Overseas IC	436,610	1,290,960
Inv. Grade Bond IC	2,789,133	6,179,905
Equity Income IC	660,504	526,779
Growth IC	921,631	991,028
High Income IC	2,163,011	2,147,145
High Income SC	7,137	336,615
Contrafund IC	1,263,267	5,836,816
Contrafund SC	103,373	563,585
Mid Cap IC	420,516	1,680,561
Mid Cap SC	35,526	357,923
Strategic	2,997,143	1,597,437

AIM:
Dividend	31,734	217,693
Health	84,168	63,564
Technology	25,482	15,378
Intl. Growth	2,616,386	564,368
Franchise	85,506	268,288

Janus:
Growth	2,330	234

Neuberger Berman:
Balanced	18,370	1,384
Growth	388	7,300
Bond	8,334	36,290
Partners	196,418	223,669
Regency	361,202	124,091

FS-64

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

Rydex:
Nova	$13,739,733	$14,364,028
NASDAQ	3,024,630	2,122,229
Precious Metals	1,101,044	892,012
Inv. S&P 500	825,369	938,412
Gov. Long Bond	756,004	619,453
Inverse NASDAQ	402,956	425,379
Inv. Long Bond	287,641	481,630
Russell	1,103,943	1,110,208
Sector Rotation	79,807	396,570

Third Avenue:
Value	511,605	959,686

Vanguard:
Money Market	23,759,554	30,152,572
Equity Index	4,164,486	5,361,953
Total Bond	4,686,235	6,703,108
REIT Index	4,295,156	3,377,048
Mid-Cap	3,092,636	3,868,778
Stock Market Index	2,255,842	3,382,093
Equity Income	2,558,587	1,627,320
Growth	1,026,615	640,057
High Yield Bond	1,552,654	1,127,630
Balanced	2,735,725	1,444,885
International	2,514,641	2,912,701
Diversified	2,378,829	3,207,433
Small Company Growth	3,546,177	3,725,312

Well Fargo:
Discovery	119,902	180,153
Opportunity	52,088	26,683

ProFunds:
Bull	887,412	869,045
Europe	1,398	2,177
Mid-Cap	59	3,489
NASDAQ-100	559,934	558,766
Small-Cap	388,160	388,964
Small-Cap Value	32,532	1,939
Classic Dow	775,839	724,653
Bear	887,887	892,057
Short NASDAQ	62,414	62,003
Short Small-Cap	91,589	91,376

FS-65

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

ProFunds, continued:
Short Dow	$55,099	$55,127
UltraMid	284,909	300,122
UltraOTC	439,771	344,555
UltraSmall	323,716	318,250
UltraBull	346,770	238,528
U.S. Gov. Plus	835,463	841,662
Opportunity	699,302	683,215
Oil & Gas	228,664	268,238
Precious Metals	221,560	224,054
Real Estate	243,672	244,948
High Yield	49,737	71,995
Money Market	4,260,467	5,000,194

Pimco:
Commodity	337,948	639,542
Total Return	1,777,510	10,111,407
Low Duration	162,344	672

American Century:
Mid Cap	652,292	437,907
International	173,683	358,483

Franklin Templeton:
Global Inc.	7,176,603	2,221,479

MFS:
Utilities IC	1,269,942	616,765
Research	1,400,190	543,802

Summit:
Natural Res	1,045,004	809,097
Zenith	31,899	13,065
S&P 500	2,069,891	685,578
EAFE Intl.	89,368	743,228
S&P MidCap	41,097	68,160
Growth	4,428,046	222,224
Mod. Growth	2,432,133	174,874
Moderate	8,917,677	380,724
Russell Small Cap	101,943	1,306

T. Rowe:
Blue Chip	1,745,388	3,845,078

Morgan Stanley:
Emerging Markets	4,587,500	1,641,204

FS-66

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

DFA:
Bond	$1,149,910	$330,514
Small	854,104	478,558
Value	3,584,591	807,766
Fixed	5,443,109	970,125
Large	1,881,520	1,136,221
Targeted	1,053,684	1,066,403

5.	FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2014, these fees range between .60 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

FS-67

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Calvert:
Balanced
2014	2.97	3.47	486,169	1,491,198	1.54	0.60		8.95	8.95
2013	2.73	3.19	523,524	1,475,804	1.15	0.60		17.30	17.30
2012	2.33	2.72	470,098	1,126,983	1.18	0.60		9.85	9.85
2011	2.12	2.47	621,503	1,347,428	1.21	0.60		3.94	3.97
2010	2.04	2.38	752,716	1,569,332	1.38	0.60	*	11.43	11.44

Mid Cap
2014	54.06	56.31	18,550	1,012,570	-	0.60		7.44	7.44
2013	50.31	52.41	19,269	978,906	-	0.60		29.13	29.13
2012	38.96	40.58	19,731	776,074	-	0.60		16.05	16.05
2011	33.57	34.97	20,195	684,333	-	0.60		1.72	1.72
2010	33.01	34.38	22,583	751,568	-	0.60	*	30.69	30.70

Scudder:
Small Cap
2014	29.45	29.45	6,929	204,088	1.03	0.60		4.12	4.12
2013	28.29	28.29	4,173	118,059	1.96	0.60		37.81	37.81
2012	20.53	20.53	5,415	111,162	0.96	0.60		15.55	15.55
2011	17.76	17.76	9,562	169,866	0.86	0.60		(4.98)	(4.98)
2010	18.70	18.70	8,461	158,194	1.09	0.60	*	25.65	25.65

Small Mid Value
2014	18.56	18.57	107,284	1,991,726	0.83	0.60		4.90	4.90
2013	17.70	17.70	149,273	2,641,813	1.35	0.60		34.43	34.43
2012	13.16	13.17	205,876	2,710,213	1.10	0.60		13.08	13.08
2011	11.64	11.64	210,811	2,454,104	0.96	0.60		(6.64)	(6.64)
2010	12.47	12.47	166,454	2,075,608	1.68	0.60	*	22.33	22.35

Thematic
2014	11.40	11.40	26,498	301,950	1.11	0.60		(0.48)	(0.48)
2013	11.13	11.45	35,623	407,885	0.42	0.60		12.67	21.35
2012	9.23	9.44	3,827	36,102	2.13	0.60		17.88	17.88
2011	7.90	8.00	8,277	66,255	0.77	0.60		(14.90)	(8.01)
2010	9.26	9.41	35,612	334,585	1.33	0.60	*	12.98	14.10

Growth
2014	32.08	32.09	6,257	200,749	0.65	0.60		12.30	12.30
2013	28.57	28.58	8,232	235,194	1.89	0.60		33.84	33.84
2012	21.35	21.35	5,267	112,430	0.90	0.60		15.36	15.36
2011	18.51	18.51	6,847	126,706	-	0.60		(11.33)	(11.33)
2010	-	-	-	-	-	-		-	-

FS-68

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Fidelity:
Overseas IC
2014	26.14	26.14	105,465	2,757,118	1.21	0.60		(8.63)	(8.63)
2013	28.61	28.61	137,376	3,930,373	1.52	0.60		29.66	29.66
2012	22.07	22.07	120,315	2,654,846	1.99	0.60		20.02	20.02
2011	18.39	18.39	131,089	2,410,153	1.36	0.60		(17.66)	(17.66)
2010	22.33	22.33	151,133	3,374,510	1.37	0.60		12.44	12.44

Inv. Grade Bond IC
2014	18.77	24.28	1,048,298	19,730,545	2.09	0.60		5.20	5.20
2013	17.84	23.08	1,250,939	22,357,878	2.16	0.60		(2.37)	(2.37)
2012	18.28	23.63	1,385,907	25,385,824	2.53	0.60		5.26	5.26
2011	17.36	22.45	1,165,342	20,317,950	3.81	0.60		6.69	6.70
2010	16.27	21.04	916,976	14,995,570	3.94	0.60	*	7.16	7.17

Equity Income IC
2014	41.85	41.85	68,992	2,887,587	2.93	0.60		8.07	8.07
2013	38.73	38.73	68,236	2,642,664	2.38	0.60		27.38	27.38
2012	30.40	30.40	76,944	2,339,342	3.40	0.60		16.60	16.60
2011	26.07	26.07	76,978	2,007,109	2.61	0.60		0.37	0.37
2010	25.98	25.98	78,726	2,045,101	1.72	0.60		14.46	14.46

Growth IC
2014	63.66	63.66	68,513	4,361,500	0.19	0.60		10.63	10.63
2013	57.54	57.54	69,432	3,995,183	0.28	0.60		35.52	35.52
2012	42.46	42.46	87,356	3,708,989	0.60	0.60		14.00	14.00
2011	37.24	37.24	91,581	3,410,810	0.44	0.60		(0.39)	(0.39)
2010	37.39	37.39	77,388	2,893,607	0.31	0.60		23.43	23.43

High Income IC
2014	11.28	11.28	822,328	9,278,192	5.54	0.60		0.55	0.55
2013	11.22	11.22	862,551	9,678,618	6.74	0.60		5.31	5.31
2012	10.66	10.66	681,210	7,258,537	6.13	0.60		13.54	13.54
2011	9.38	9.38	637,365	5,981,284	7.30	0.60		3.41	3.41
2010	9.07	9.07	462,638	4,198,349	6.99	0.60		13.14	13.14

High Income SC
2014	13.96	13.96	8,681	121,229	1.97	0.60		0.47	0.47
2013	13.90	13.90	32,067	445,713	8.21	0.60		5.24	5.24
2012	13.21	13.21	27,827	367,511	3.91	0.60		13.51	13.51
2011	11.64	11.64	52,753	613,783	5.87	0.60		3.31	3.31
2010	11.26	11.26	91,348	1,028,814	7.90	0.60	*	13.12	13.12

FS-69

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Fidelity, continued:
Contrafund IC
2014	58.91	58.91	315,612	18,591,393	0.88	0.60		11.28	11.28
2013	52.94	52.94	405,947	21,489,544	1.04	0.60		30.50	30.50
2012	40.56	40.56	491,443	19,934,759	1.48	0.60		15.72	15.72
2011	35.05	35.05	419,721	14,712,839	1.02	0.60		(3.11)	(3.11)
2010	36.18	36.18	436,022	15,774,180	1.24	0.60		16.52	16.52

Contrafund SC
2014	59.31	59.31	31,517	1,869,291	0.77	0.60		11.15	11.15
2013	53.36	53.36	40,276	2,149,186	0.96	0.60		30.36	30.36
2012	40.93	40.93	44,339	1,814,920	1.21	0.60		15.61	15.61
2011	35.41	35.41	52,161	1,846,792	0.75	0.60		(3.22)	(3.22)
2010	36.58	36.58	152,334	5,572,726	1.12	0.60	*	16.42	16.42

Mid Cap IC
2014	70.38	70.38	126,628	8,912,539	0.25	0.60		5.65	5.65
2013	66.62	66.62	148,099	9,866,131	0.44	0.60		35.42	35.42
2012	49.19	49.19	213,103	10,483,533	0.65	0.60		14.14	14.14
2011	43.10	43.10	214,093	9,227,282	0.23	0.60		(11.15)	(11.15)
2010	48.51	48.51	255,573	12,396,633	0.40	0.60		28.07	28.07

Mid Cap SC
2014	69.68	69.68	8,327	580,241	0.13	0.60		5.56	5.56
2013	66.01	66.01	13,317	879,032	0.38	0.60		35.25	35.25
2012	48.80	48.80	16,201	790,688	0.47	0.60		14.06	14.06
2011	42.79	42.79	25,464	1,089,561	0.13	0.60		(11.25)	(11.25)
2010	48.21	48.21	31,979	1,541,755	0.28	0.60	*	27.95	27.95

Strategic
2014	15.65	15.68	527,562	8,257,572	3.33	0.60		2.98	2.98
2013	15.19	15.22	458,132	6,963,149	4.14	0.60		(0.33)	(0.33)
2012	15.24	15.27	507,320	7,735,809	3.87	0.60		9.84	9.84
2011	13.88	13.90	431,236	5,986,905	5.82	0.60		4.04	4.04
2010	13.34	13.36	181,357	2,419,543	5.57	0.60	*	8.98	8.99

AIM:
Dividend
2014	24.11	24.11	6,887	166,036	1.79	0.60		12.15	12.15
2013	21.50	21.50	15,546	334,169	2.91	0.60		30.25	30.25
2012	16.50	16.50	6,675	110,165	2.78	0.60		18.02	18.02
2011	13.98	13.98	2,820	39,438	-	0.60		(8.06)	(8.06)
2010	-	-	-	-	-	-		-	-

FS-70

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
AIM, continued:
Health
2014	45.33	45.33	7,470	338,608	-	0.60		18.96	18.96
2013	38.11	38.11	7,286	277,644	0.79	0.60		39.70	39.70
2012	27.28	27.28	4,025	109,788	-	0.60		20.17	20.17
2011	22.70	22.70	2,642	59,977	-	0.60		3.33	3.33
2010	21.97	21.97	3,207	70,451	-	0.60	*	4.68	4.68

Technology
2014	21.75	21.75	9,502	206,656	-	0.60		10.39	10.39
2013	19.70	19.70	9,798	193,031	-	0.60		24.40	24.40
2012	15.84	15.84	8,661	137,173	-	0.60		10.61	10.61
2011	14.32	14.32	8,552	122,454	0.19	0.60		(5.62)	(5.62)
2010	15.17	15.17	8,681	131,696	-	0.60	*	20.59	20.59

Intl. Growth
2014	37.87	37.88	168,642	6,388,112	1.77	0.60		(0.27)	(0.27)
2013	37.97	37.98	117,947	4,479,738	1.23	0.60		18.30	18.30
2012	32.10	32.10	106,446	3,417,400	1.69	0.60		14.84	14.84
2011	27.95	27.96	79,146	2,212,616	0.70	0.60		(7.30)	(7.30)
2010	30.15	30.16	20,015	603,587	2.34	0.60	*	12.19	12.20

Franchise
2014	54.26	54.88	1,089	59,103	0.03	0.60		6.72	7.79
2013	50.34	50.58	4,683	235,885	0.13	0.60		31.85	39.31
2012	36.13	36.28	1,445	52,220	-	0.60		(2.89)	(2.89)
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-

Janus:
Growth
2014	39.15	39.15	861	33,688	0.37	0.60		12.32	12.32
2013	34.85	34.85	862	30,043	0.79	0.60		29.56	29.56
2012	26.90	26.90	885	23,805	0.46	0.60		17.87	17.87
2011	22.82	22.82	1,855	42,336	0.59	0.60		(5.86)	(5.86)
2010	24.24	24.24	1,891	45,843	1.10	0.60	*	13.85	13.85

Neuberger Berman:
Balanced
2014	36.92	36.92	5,897	217,716	-	0.60		3.56	3.56
2013	35.65	35.65	5,879	209,580	-	0.60		17.78	17.78
2012	30.27	30.27	5,885	178,128	-	0.60		8.69	8.69
2011	27.85	27.85	7,776	216,558	0.24	0.60		(1.22)	(1.22)
2010	28.19	28.19	15,385	433,769	1.00	0.60	*	18.13	18.13

FS-71

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Neuberger Berman, continued:
Growth
2014	74.93	74.93	1,256	94,090	-	0.60		6.25	6.25
2013	70.52	70.52	1,347	95,020	-	0.60		31.06	31.06
2012	53.80	53.80	1,702	91,548	-	0.60		11.93	11.93
2011	48.07	48.07	2,592	124,583	-	0.60		(0.81)	(0.81)
2010	48.46	48.46	2,966	143,742	-	0.60	*	30.56	30.56

Bond
2014	21.86	21.86	18,259	399,215	1.71	0.60		0.01	0.01
2013	21.86	21.86	19,750	431,764	2.68	0.60		0.02	0.02
2012	21.86	21.86	12,062	263,641	3.78	0.60		3.98	3.98
2011	21.02	21.02	8,112	170,537	4.94	0.60		(0.31)	(0.31)
2010	21.09	21.09	3,371	71,089	2.88	0.60	*	4.67	4.67

Partners
2014	25.57	45.75	46,165	1,671,678	0.77	0.60		9.20	9.20
2013	23.42	41.90	45,602	1,559,629	1.18	0.60		30.35	30.35
2012	17.96	32.14	38,685	1,064,545	0.43	0.60		15.90	15.90
2011	15.50	27.73	39,727	963,318	-	0.60		(11.89)	(11.89)
2010	17.59	31.47	49,947	1,395,310	0.67	0.60	*	14.98	14.99

Regency
2014	25.92	26.39	30,506	802,117	1.00	0.60		13.16	13.16
2013	22.90	23.32	21,403	496,917	1.61	0.60		36.23	36.23
2012	16.81	17.12	8,853	150,864	0.65	0.60		14.84	14.84
2011	14.64	14.91	8,996	133,324	0.45	0.60		(7.05)	(7.05)
2010	15.75	16.04	43,300	693,253	0.56	0.60	*	25.43	25.44

Rydex:
Nova
2014	15.51	21.03	124,369	2,246,978	0.10	0.60		17.88	17.88
2013	13.16	17.84	176,704	2,667,446	0.14	0.60		48.10	48.10
2012	8.88	12.05	116,383	1,211,383	-	0.60		21.51	21.51
2011	7.31	9.91	55,196	493,508	0.04	0.60		(1.76)	(1.76)
2010	7.44	10.09	110,254	850,046	0.30	0.60	*	19.25	19.26

NASDAQ
2014	33.91	34.87	92,224	3,153,702	-	0.60		16.75	16.75
2013	29.05	29.87	71,070	2,078,766	-	0.60		33.82	33.82
2012	21.71	22.32	81,677	1,786,862	-	0.60		16.07	16.07
2011	18.70	19.23	98,651	1,855,527	-	0.60		1.56	1.56
2010	18.41	18.94	60,595	1,128,108	-	0.60	*	17.78	17.79

FS-72

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Rydex, continued:
Precious Metals
2014	5.65	5.85	277,466	1,617,498	0.15	0.60		(17.84)	(17.84)
2013	6.87	7.12	246,783	1,749,346	0.95	0.60		(46.42)	(46.42)
2012	12.83	13.28	312,388	4,137,724	-	0.60		(4.67)	(4.67)
2011	13.46	13.93	428,728	5,948,768	0.07	0.60		(24.61)	(24.61)
2010	17.85	18.48	513,764	9,419,087	-	0.60	*	37.25	37.27

Inv. S&P 500
2014	1.81	2.02	259,576	504,367	-	0.60		(14.96)	(14.96)
2013	2.13	2.37	327,012	736,925	-	0.60		(26.95)	(26.95)
2012	2.92	3.25	339,458	1,051,727	-	0.60		(17.48)	(17.48)
2011	3.54	3.93	411,712	1,530,490	-	0.60		(9.59)	(9.59)
2010	3.91	4.35	263,534	1,084,408	-	0.60	*	(17.45)	(17.45)

Gov. Long Bond
2014	21.89	28.69	60,579	1,360,802	0.75	0.60		33.87	33.87
2013	16.36	21.43	53,845	905,974	0.80	0.60		(18.74)	(18.74)
2012	20.13	26.37	68,388	1,420,158	0.74	0.60		2.40	2.40
2011	19.65	25.75	75,558	1,538,609	1.81	0.60		40.67	40.67
2010	13.97	18.31	74,036	1,065,660	2.17	0.60	*	9.49	9.50

Inverse NASDAQ
2014	5.27	5.27	23,487	123,827	-	0.60		(19.12)	(19.12)
2013	6.52	6.52	29,755	193,946	-	0.60		(29.47)	(29.47)
2012	9.24	9.24	27,325	252,540	-	0.60		(19.13)	(19.13)
2011	11.43	11.43	35,688	407,870	-	0.60		(10.61)	(10.61)
2010	12.79	12.79	18,745	239,671	-	0.60		(21.74)	(21.74)

Inv. Long Bond
2014	8.37	8.37	22,365	187,176	-	0.60		(25.36)	(25.36)
2013	11.21	11.21	42,261	473,862	-	0.60		14.57	14.57
2012	9.79	9.79	10,176	99,590	-	0.60		(6.76)	(6.76)
2011	10.50	10.50	18,143	190,426	-	0.60		(30.85)	(30.85)
2010	15.18	15.18	61,922	939,906	-	0.60		(13.33)	(13.33)

Russell
2014	59.16	59.16	29,637	1,753,490	-	0.60		3.67	3.67
2013	57.07	57.07	29,791	1,700,235	-	0.60		57.62	57.62
2012	36.21	36.21	20,018	724,857	-	0.60		21.37	21.37
2011	29.83	29.83	20,342	606,898	-	0.60		(12.71)	(12.71)
2010	34.18	34.18	26,135	893,212	-	0.60		37.02	37.02

FS-73

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Rydex, continued:
Sector Rotation
2014	16.26	16.26	27,549	447,963	-	0.60		2.18	2.18
2013	15.91	15.91	47,629	757,937	-	0.60		16.76	16.76
2012	13.63	13.63	59,852	815,748	-	0.60		3.81	3.81
2011	13.13	13.13	65,409	858,817	-	0.60		(7.12)	(7.12)
2010	14.14	14.14	71,023	1,004,000	-	0.60		10.54	10.54

Third Avenue:
Value
2014	34.40	35.85	120,295	4,154,851	2.95	0.60		3.76	3.76
2013	33.16	34.55	136,867	4,560,293	3.24	0.60		18.26	18.26
2012	28.04	29.22	166,864	4,703,608	0.88	0.60		26.57	26.57
2011	22.15	23.09	187,934	4,185,913	1.70	0.60		(21.78)	(21.78)
2010	28.32	29.51	312,857	9,029,353	3.66	0.60	*	13.39	13.40

Vanguard:
Money Market
2014	1.11	1.17	13,213,803	14,779,162	0.10	0.60		(0.50)	(0.50)
2013	1.12	1.17	18,842,047	21,172,180	0.11	0.60		(0.49)	(0.49)
2012	1.12	1.18	20,934,043	23,700,983	0.14	0.60		(0.45)	(0.45)
2011	1.13	1.19	26,278,345	29,982,167	0.16	0.60		(0.43)	(0.43)
2010	1.13	1.19	24,352,071	27,925,815	0.23	0.60	*	(0.36)	(0.35)

Equity Index
2014	52.25	63.70	488,503	25,876,152	1.72	0.60		12.83	12.83
2013	46.31	56.46	531,000	24,885,471	1.76	0.60		31.39	31.39
2012	35.24	42.97	600,588	21,888,000	1.83	0.60		15.16	15.16
2011	30.60	37.31	566,904	18,001,520	1.62	0.60		1.33	1.33
2010	30.20	36.82	556,635	17,604,246	2.13	0.60	*	14.23	14.24

Total Bond
2014	16.30	19.29	2,014,825	33,283,305	2.54	0.60		5.26	5.26
2013	15.48	18.33	2,188,938	34,338,284	2.56	0.60		(2.87)	(2.87)
2012	15.94	18.87	2,244,227	36,275,325	2.29	0.60		3.40	3.40
2011	15.41	18.25	1,678,238	26,331,478	2.94	0.60		7.01	7.01
2010	14.40	17.05	1,384,293	20,207,933	3.98	0.60	*	5.86	5.88

REIT Index
2014	38.07	49.05	573,215	22,081,480	3.35	0.60		29.33	29.33
2013	29.44	37.92	587,614	17,540,421	2.02	0.60		1.72	1.72
2012	28.94	37.28	600,520	17,657,320	1.90	0.60		16.76	16.76
2011	24.79	31.93	556,935	14,077,981	1.63	0.60		7.79	7.79
2010	22.99	29.62	491,398	11,578,352	2.87	0.60	*	27.49	27.50

FS-74

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Vanguard, continued:
Mid-Cap
2014	37.37	41.40	601,132	22,565,976	0.95	0.60		12.92	12.92
2013	33.10	36.66	648,760	21,564,138	1.01	0.60		34.12	34.12
2012	24.68	27.33	617,178	15,313,152	1.13	0.60		15.12	15.12
2011	21.44	23.74	635,190	13,664,612	1.07	0.60		(2.62)	(2.62)
2010	22.01	24.38	722,575	15,971,898	0.88	0.60	*	24.62	24.63

Stock Market Index
2014	56.24	56.24	273,805	15,399,221	1.42	0.60		11.62	11.62
2013	50.38	50.38	314,352	15,838,526	1.50	0.60		32.49	32.49
2012	38.03	38.03	306,811	11,668,004	1.65	0.60		15.63	15.63
2011	32.89	32.89	314,354	10,338,864	1.39	0.60		0.23	0.23
2010	32.81	32.81	324,114	10,635,202	1.93	0.60		16.41	16.41

Equity Income
2014	37.25	49.07	358,283	14,266,863	2.35	0.60		10.74	10.74
2013	33.64	44.31	356,122	12,848,512	2.58	0.60		29.27	29.27
2012	26.02	34.28	561,759	16,678,245	2.42	0.60		12.72	12.72
2011	23.09	30.41	570,071	15,037,585	2.47	0.60		9.61	9.61
2010	21.06	27.75	486,606	11,461,211	2.79	0.60	*	14.03	14.04

Growth
2014	23.43	24.56	377,362	8,862,050	0.42	0.60		13.11	13.11
2013	20.72	21.72	362,990	7,536,488	0.49	0.60		34.48	34.48
2012	15.40	16.15	373,915	5,775,662	0.43	0.60		17.72	17.72
2011	13.09	13.72	390,906	5,130,067	0.65	0.60		(1.43)	(1.43)
2010	13.27	13.92	409,553	5,450,440	0.74	0.60	*	11.15	11.16

High Yield Bond
2014	14.54	18.79	473,832	6,971,638	5.32	0.60		3.78	3.78
2013	14.01	18.11	467,397	6,627,231	5.81	0.60		3.72	3.72
2012	13.50	17.46	633,281	8,699,605	5.14	0.60		13.61	13.61
2011	11.89	15.37	589,645	7,146,454	7.02	0.60		6.30	6.30
2010	11.18	14.45	559,934	6,368,083	6.86	0.60	*	11.44	11.45

Balanced
2014	36.50	36.50	447,483	16,332,794	2.25	0.60		9.19	9.19
2013	33.43	33.43	441,103	14,745,267	2.38	0.60		19.17	19.17
2012	28.05	28.05	444,720	12,474,802	2.77	0.60		11.89	11.89
2011	25.07	25.07	467,751	11,726,866	2.62	0.60		3.08	3.08
2010	24.32	24.32	475,803	11,572,158	2.94	0.60		10.35	10.35

FS-75

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Vanguard, continued:
International
2014	26.79	28.91	845,025	22,824,778	1.42	0.60		(6.62)	(6.62)
2013	28.69	30.95	867,918	25,115,155	1.62	0.60		22.52	22.52
2012	23.42	25.26	1,152,993	27,187,401	2.06	0.60		19.42	19.42
2011	19.61	21.16	1,213,885	23,978,622	1.61	0.60		(14.05)	(14.05)
2010	22.82	24.62	1,321,421	30,406,715	1.56	0.60	*	15.03	15.04

Diversified
2014	25.62	27.14	641,098	16,514,085	2.26	0.60		9.18	9.18
2013	23.47	24.86	712,454	16,802,854	2.20	0.60		28.62	28.62
2012	18.24	19.32	875,068	16,188,813	2.32	0.60		15.80	15.80
2011	15.75	16.69	935,302	14,937,095	2.13	0.60		3.30	3.30
2010	15.25	16.15	1,042,654	16,124,152	2.65	0.60	*	8.68	8.69

Small Company Growth
2014	41.59	44.74	403,559	16,839,695	0.30	0.60		2.76	2.76
2013	40.47	43.53	465,812	18,907,487	0.66	0.60		45.67	45.67
2012	27.78	29.88	478,076	13,316,976	0.23	0.60		13.96	13.96
2011	24.38	26.22	473,780	11,579,723	0.20	0.60		0.76	0.76
2010	24.19	26.03	541,585	13,144,041	0.32	0.60	*	31.00	31.01

Wells Fargo:
Discovery
2014	34.34	34.34	14,529	498,900	-	0.60		(0.24)	(0.24)
2013	34.42	34.42	18,671	642,690	0.01	0.60		42.94	42.94
2012	24.08	24.08	19,724	474,964	-	0.60		17.03	17.03
2011	20.58	20.58	18,991	390,766	-	0.60		(0.18)	(0.18)
2010	20.61	20.61	19,800	408,136	-	0.60	*	34.75	34.75

Opportunity
2014	89.88	89.88	4,398	395,309	0.06	0.60		9.76	9.76
2013	81.88	81.88	4,078	333,945	0.20	0.60		29.90	29.90
2012	63.04	63.04	4,042	254,805	0.10	0.60		14.83	14.83
2011	54.90	54.90	3,992	219,120	0.17	0.60		(6.08)	(6.08)
2010	58.45	58.45	8,912	520,925	0.76	0.60	*	23.03	23.03

ProFunds:
Bull
2014	44.02	44.02	98,905	4,353,576	-	0.90		10.47	10.47
2013	39.84	39.84	99,979	3,983,630	-	0.90		28.60	28.60
2012	30.98	30.98	86,626	2,684,033	-	0.90		12.87	12.87
2011	27.45	27.45	96,162	2,639,847	-	0.90		(0.92)	(0.92)
2010	27.71	27.71	110,419	3,059,397	0.05	0.90		11.57	11.57

FS-76

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
Profunds, continued:
Europe
2014	31.09	31.09	3,342	103,891	1.24	0.90	(9.46)	(9.46)
2013	34.34	34.34	3,376	115,914	1.43	0.90	20.55	20.55
2012	28.49	28.49	3,218	91,665	2.31	0.90	15.55	15.55
2011	24.65	24.65	2,505	61,752	0.96	0.90	(9.70)	(9.70)
2010	27.30	27.30	2,471	67,459	1.11	0.90	1.71	1.71

Mid-Cap
2014	59.29	59.29	966	57,260	0.11	0.90	9.20	9.20
2013	54.29	54.29	1,021	55,409	0.10	0.90	30.94	30.94
2012	41.46	41.46	103	4,258	0.15	0.90	15.48	15.48
2011	35.90	35.90	103	3,687	0.15	0.90	(4.80)	(4.80)
2010	37.71	37.71	641	24,163	0.51	0.90	19.37	19.37

NASDAQ-100
2014	32.83	32.83	1,616	53,032	-	0.90	15.96	15.96
2013	28.31	28.31	1,718	48,618	-	0.90	33.08	33.08
2012	21.27	21.27	9,549	203,129	-	0.90	15.19	15.19
2011	18.47	18.47	717	13,233	-	0.90	0.53	0.53
2010	18.37	18.37	540	9,912	-	0.90	17.19	17.19

Small-Cap
2014	32.16	32.16	-	-	-	0.90	(5.36)	(5.36)
2013	39.81	39.81	-	-	-	0.90	6.09	6.09
2012	29.76	29.76	5,598	166,595	-	0.90	13.86	13.86
2011	26.31	26.31	580	15,252	-	0.90	21.98	21.98
2010	27.90	27.90	1,380	38,497	-	0.90	9.48	9.48

Small-Cap Value
2014	54.50	54.50	878	47,868	-	0.90	4.87	4.87
2013	51.97	51.97	325	16,866	0.20	0.90	36.45	36.45
2012	38.08	38.08	339	12,902	-	0.90	15.09	15.09
2011	33.09	33.09	31	1,037	-	0.90	(4.98)	(4.98)
2010	34.83	34.83	398	13,877	0.01	0.90	21.02	21.02

Classic Dow
2014	38.44	38.44	3,859	148,357	-	0.90	5.43	5.43
2013	36.46	36.46	2,887	105,266	-	0.90	24.06	24.06
2012	29.39	29.39	6,615	194,395	-	0.90	5.88	5.88
2011	27.76	27.76	293	8,121	-	0.90	(4.72)	(4.72)
2010	26.68	26.68	2,141	57,126	-	0.90	5.76	5.76

FS-77

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
Profunds, continued:
Bear
2014	9.25	9.25	16,253	150,423	-	0.90	(15.01)	(15.01)
2013	10.89	10.89	16,244	176,893	-	0.90	(27.21)	(27.21)
2012	14.96	14.96	19,909	297,839	-	0.90	(17.34)	(17.34)
2011	18.10	18.10	1,947	35,238	-	0.90	(9.70)	(9.70)
2010	20.04	20.04	6,010	120,470	-	0.90	(18.53)	(18.53)

Short NASDAQ
2014	4.31	4.31	4,235	18,267	-	0.90	(20.10)	(20.10)
2013	5.40	5.40	4,235	22,863	-	0.90	(30.04)	(30.04)
2012	7.72	7.72	4,235	32,678	-	0.90	(19.52)	(19.52)
2011	9.59	9.59	4,617	44,265	-	0.90	(11.27)	(11.27)
2010	10.81	10.81	22,809	246,491	-	0.90	(21.89)	(21.89)

Short Small-Cap
2014	3.76	3.76	7,549	28,397	-	0.90	(10.04)	(10.04)
2013	4.18	4.18	7,549	31,567	-	0.90	(31.87)	(31.87)
2012	6.14	6.14	7,549	46,330	-	0.90	(19.69)	(19.69)
2011	7.64	7.64	5,386	41,156	-	0.90	(12.14)	(12.14)
2010	8.47	8.47	-	-	-	0.90	(28.89)	(28.89)

Short Dow
2014	2.83	2.83	3,263	9,237	-	0.90	(12.27)	(12.27)
2013	3.23	3.23	3,263	10,529	-	0.90	(29.76)	(29.76)
2012	4.59	4.59	3,263	14,989	-	0.90	(13.33)	(13.33)
2011	5.30	5.30	3,263	17,294	-	0.90	(10.30)	(10.30)
2010	6.15	6.15	-	-	-	0.90	(1.12)	(1.12)

UltraMid
2014	74.46	74.46	44	3,264	-	0.90	14.38	14.38
2013	65.10	65.10	242	15,732	-	0.90	69.11	69.11
2012	38.49	38.49	2,208	84,985	-	0.90	31.31	31.31
2011	29.32	29.32	762	22,353	-	0.90	(14.42)	(14.42)
2010	34.25	34.25	3,347	114,646	-	0.90	48.35	48.35

UltraOTC
2014	66.96	66.96	5,614	375,932	-	0.90	34.63	34.63
2013	49.74	49.74	4,225	210,156	-	0.90	77.44	77.44
2012	28.03	28.03	3,810	106,782	-	0.90	32.55	32.55
2011	21.15	21.15	5,412	114,443	-	0.90	(2.08)	(2.08)
2010	21.59	21.59	8,492	183,376	-	0.90	39.50	39.50

FS-78

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
Profunds, continued:
UltraSmall
2014	44.98	44.98	842	37,891	-	0.90	4.44	4.44
2013	43.07	43.07	964	41,496	-	0.90	84.98	84.98
2012	23.28	23.28	35	817	-	0.90	28.35	28.35
2011	18.14	18.14	1,200	21,773	-	0.90	(19.56)	(19.56)
2010	22.55	22.55	4,002	90,246	-	0.90	47.12	47.12

UtraBull
2014	34.54	34.54	3,718	128,418	-	0.90	22.14	22.14
2013	28.28	28.28	1,580	44,677	-	0.90	66.55	66.55
2012	16.98	16.98	849	14,422	-	0.90	27.76	27.76
2011	13.29	13.29	2,527	33,588	-	0.90	(5.68)	(5.68)
2010	14.09	14.09	849	11,968	-	0.90	21.07	21.07

U.S. Gov. Plus
2014	56.37	56.37	1,405	79,206	0.18	0.90	35.17	35.17
2013	41.70	41.70	1,498	62,489	0.13	0.90	(19.83)	(19.83)
2012	52.02	52.02	4,985	259,331	-	0.90	0.07	0.07
2011	51.99	51.99	1,220	63,417	0.28	0.90	42.23	42.23
2010	36.55	36.55	13,159	480,948	0.48	0.90	9.12	9.12

Opportunity
2014	5.55	5.55	13,870	76,979	-	0.90	(30.88)	(30.88)
2013	8.03	8.03	12,001	96,364	-	0.90	15.44	15.44
2012	6.96	6.96	3,844	26,742	-	0.90	(0.49)	(0.49)
2011	7.50	7.50	-	-	-	0.90	(37.65)	(37.65)
2010	12.00	12.00	-	-	-	0.90	(3.03)	(3.03)

Oil & Gas
2014	70.42	70.42	1,191	83,897	0.36	0.90	(11.66)	(11.66)
2013	79.72	79.72	1,759	140,199	0.46	0.90	22.96	22.96
2012	64.83	64.83	2,299	149,028	0.12	0.90	1.97	1.97
2011	63.58	63.58	1,925	122,371	0.19	0.90	1.33	1.33
2010	62.74	62.74	3,827	240,128	0.49	0.90	16.71	16.71

Precious Metals
2014	20.25	20.25	2,138	43,305	-	0.90	(24.55)	(24.55)
2013	26.84	26.84	2,841	76,255	-	0.90	(38.50)	(38.50)
2012	43.65	43.65	8,994	392,579	-	0.90	(15.31)	(15.31)
2011	51.54	51.54	12,562	647,445	-	0.90	(19.94)	(19.94)
2010	64.37	64.37	12,175	783,758	-	0.90	31.74	31.74

FS-79

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Profunds, continued:
Real Estate
2014	75.43	75.43	1,843	139,042	1.53	0.90		23.90	23.90
2013	60.88	60.88	1,857	113,060	1.46	0.90		(0.80)	(0.80)
2012	61.37	61.37	1,360	83,450	2.42	0.90		16.12	16.12
2011	52.85	52.85	1,549	81,891	-	0.90		3.81	3.81
2010	50.91	50.91	1,358	69,148	3.34	0.90		23.57	23.57

High Yield
2014	41.02	41.02	838	34,383	3.69	0.90		1.43	1.43
2013	40.44	40.44	1,436	58,069	2.64	0.90		9.04	9.04
2012	37.09	37.09	1,497	55,523	6.50	0.90		13.09	13.09
2011	32.80	32.80	180	5,906	0.74	0.90		1.83	1.83
2010	32.21	32.21	180	5,800	32.51	0.90		15.35	15.35

Money Market
2014	1.01	1.01	916,051	924,946	0.02	0.90		(0.87)	(0.87)
2013	1.02	1.02	1,634,267	1,664,672	0.02	0.90		(0.87)	(0.87)
2012	1.03	1.03	3,881,196	3,988,243	0.02	0.90		(0.87)	(0.87)
2011	1.04	1.04	5,595,656	5,800,671	0.02	0.90		(0.87)	(0.87)
2010	1.05	1.05	6,045,193	6,321,784	0.02	0.90		(0.87)	(0.87)

Pimco:
Commodity
2014	8.05	9.42	621,208	5,807,246	0.36	0.60		(18.91)	(18.91)
2013	9.92	11.62	646,052	7,447,278	1.74	0.60		(15.21)	(15.21)
2012	11.70	13.71	680,483	9,243,302	2.77	0.60		4.76	4.76
2011	11.17	13.08	685,085	8,888,489	14.20	0.60		(8.11)	(8.11)
2010	12.16	14.24	671,305	9,525,345	15.22	0.60	*	23.78	23.79

Total Return
2014	13.96	13.97	1,034,368	14,454,575	2.06	0.60		3.66	3.66
2013	13.47	13.48	1,657,458	22,345,013	2.17	0.60		(2.55)	(2.55)
2012	13.82	13.83	2,094,346	28,967,998	2.57	0.60		8.93	8.93
2011	12.69	12.70	1,853,223	23,530,061	2.63	0.60		2.99	2.99
2010	12.32	12.33	1,079,130	13,304,657	2.41	0.60	*	7.46	7.47

Low Duration
2014	10.60	10.60	15,148	160,610	0.38	0.60		(0.44)	(0.44)
2013	-	-	-	-	-	-		-	-
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-

FS-80

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
American Century:
Mid Cap
2014	25.50	25.52	65,348	1,666,801	1.19	0.60		15.73	15.73
2013	22.04	22.05	60,397	1,331,151	1.20	0.60		29.34	29.34
2012	17.04	17.05	78,612	1,339,575	2.06	0.60		15.63	15.63
2011	14.74	14.74	86,176	1,269,950	1.50	0.60		(1.28)	(1.28)
2010	14.93	14.93	79,241	1,182,948	2.56	0.60	*	18.54	18.55

International
2014	10.05	10.67	207,123	2,210,478	1.71	0.60		(6.31)	(6.07)
2013	10.73	11.36	225,738	2,563,544	1.34	0.60		6.99	21.68
2012	9.34	9.34	176,721	1,650,168	0.83	0.60		20.44	20.44
2011	7.43	7.75	174,754	1,354,918	1.33	0.60		(19.20)	(12.57)
2010	8.56	8.87	158,600	1,406,391	2.16	0.60	*	(11.29)	12.62

Franklin Templeton:
Global Inc.
2014	27.38	27.39	519,959	14,237,861	4.71	0.60		1.23	1.23
2013	27.05	27.06	360,288	9,746,202	4.81	0.60		1.02	1.02
2012	26.78	26.79	343,738	9,204,428	6.60	0.60		14.38	14.38
2011	23.41	23.42	361,081	8,453,531	5.72	0.60		(1.46)	(1.46)
2010	23.76	23.77	321,201	7,631,398	1.43	0.60	*	13.77	13.78

MFS:
Utilities IC
2014	43.78	43.81	60,651	2,655,719	2.25	0.60		12.06	12.06
2013	39.07	39.10	48,573	1,897,978	2.52	0.60		19.80	19.80
2012	32.61	32.63	43,265	1,411,156	7.60	0.60		12.80	12.80
2011	28.91	28.93	52,786	1,526,276	4.07	0.60		6.15	6.15
2010	27.24	27.25	23,975	653,052	2.77	0.60	*	13.13	13.14

Research
2014	14.29	14.30	416,643	5,956,167	1.67	0.60		(7.43)	(7.43)
2013	15.43	15.44	365,148	5,639,012	3.38	0.60		18.24	18.24
2012	13.05	13.06	14,415	188,260	2.24	0.60		16.00	16.00
2011	11.25	11.26	16,397	184,616	0.33	0.60		(11.46)	(11.41)
2010	12.70	12.72	228,090	2,900,548	1.92	0.60	*	10.15	10.16

FS-81

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Summit:
Natural Res
2014	43.21	43.21	97,812	4,226,085	0.10	0.60		(16.13)	(16.13)
2013	51.51	51.52	91,375	4,707,040	-	0.60		0.12	0.12
2012	51.45	51.46	64,863	3,337,182	0.02	0.60		4.27	4.27
2011	49.34	49.35	58,436	2,883,389	0.34	0.60		(10.66)	(10.66)
2010	55.23	55.24	45,383	2,506,732	0.45	0.60	*	16.52	16.53

Zenith
2014	111.60	111.60	2,512	280,329	1.50	0.60		8.23	8.23
2013	103.12	103.12	2,621	270,258	1.72	0.60		31.58	31.58
2012	78.37	78.37	2,238	175,370	1.82	0.60		16.35	16.35
2011	67.35	67.35	2,350	158,272	2.18	0.60		(2.27)	(2.27)
2010	68.92	68.92	2,382	164,158	1.95	0.60	*	10.95	10.95

S&P 500
2014	128.03	145.54	15,053	1,968,682	2.54	0.60		12.54	12.54
2013	113.77	129.33	5,179	612,041	3.00	0.60		16.66	31.09
2012	98.66	98.66	1,882	185,682	1.84	0.60		14.85	14.85
2011	85.90	85.90	1,498	128,659	0.67	0.60		1.12	1.12
2010	84.94	84.94	5,664	481,153	2.38	0.60	*	14.02	14.02

EAFE Intl.
2014	85.10	85.12	11,218	954,704	2.22	0.60		(6.99)	(6.99)
2013	91.50	91.51	18,760	1,716,581	4.10	0.60		20.02	20.02
2012	76.24	76.24	9,422	718,310	2.31	0.60		16.62	16.62
2011	65.37	65.38	9,689	633,447	2.41	0.60		(13.23)	(13.23)
2010	75.34	75.35	10,217	769,826	1.30	0.60	*	7.85	7.85

S&P MidCap
2014	111.44	111.44	4,097	456,522	0.97	0.60		8.60	8.60
2013	102.61	102.61	4,719	484,189	1.00	0.60		32.03	32.03
2012	77.72	77.72	4,418	343,322	0.96	0.60		16.60	16.60
2011	66.65	66.65	4,658	310,495	0.69	0.60		(2.82)	(2.82)
2010	68.59	68.59	4,649	318,835	1.05	0.60	*	10.53	10.53

Growth
2014	16.72	16.72	413,195	6,910,390	1.42	0.60		4.98	4.98
2013	15.93	15.93	158,659	2,527,548	1.57	0.60		4.53	4.53
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-

FS-82

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Summit, continued:
Mod. Growth
2014	16.53	16.53	308,039	5,090,361	1.35	0.60		6.35	6.35
2013	15.54	15.54	172,817	2,685,271	1.86	0.60		2.43	2.43
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-

Moderate
2014	16.21	16.26	572,133	9,301,491	1.72	0.60		1.91	6.69
2013	15.24	15.24	42,212	643,257	1.33	0.60		1.05	1.05
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-

Russell Small Cap
2014	85.41	85.41	1,125	96,066	0.58	0.60		6.91	6.91
2013	-	-	-	-	-	-		-	-
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-

T. Rowe:
Blue Chip
2014	19.99	20.00	650,742	13,008,514	-	0.60		8.52	8.52
2013	18.42	18.43	758,565	13,973,817	0.03	0.60		40.31	40.31
2012	13.13	13.13	767,687	10,079,072	0.17	0.60		17.55	17.55
2011	11.17	11.17	691,294	7,721,003	-	0.60		0.91	0.91
2010	11.07	11.07	542,249	6,001,874	-	0.60	*	15.70	15.71

Morgan Stanley:
Emerging Markets
2014	18.98	18.98	504,300	9,571,114	0.40	0.60		(5.06)	(5.06)
2013	19.99	19.99	360,887	7,214,282	1.13	0.60		(1.62)	(1.62)
2012	20.32	20.32	327,168	6,647,641	-	0.60		19.23	19.23
2011	17.04	17.04	323,894	5,519,538	0.43	0.60		(18.70)	(18.70)
2010	20.96	20.97	344,150	7,214,176	0.51	0.60	*	18.31	18.33

FS-83

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
DFA:
Bond
2014	11.78	11.78	344,204	4,055,417	2.35	0.60	2.27	2.27
2013	11.52	11.52	279,967	3,225,333	0.50	0.60	(0.94)	(0.94)
2012	11.63	11.63	232,393	2,702,790	1.85	0.60	4.23	4.23
2011	11.16	11.16	174,470	1,946,818	4.81	0.60	3.90	3.90
2010	-	-	-	-	-	-	-	-

Small
2014	13.41	13.41	175,504	2,353,940	2.19	0.60	(6.34)	(6.34)
2013	14.32	14.32	155,101	2,221,108	2.86	0.60	26.31	26.31
2012	11.34	11.34	99,328	1,126,098	2.26	0.60	18.70	18.70
2011	9.55	9.55	143,663	1,372,161	5.49	0.60	(15.70)	(15.70)
2010	-	-	-	-	-	-	-	-

Value
2014	13.17	13.17	537,355	7,075,601	4.44	0.60	(7.71)	(7.71)
2013	14.27	14.27	364,306	5,197,886	2.72	0.60	20.93	20.93
2012	11.80	11.80	301,709	3,559,744	3.21	0.60	16.28	16.28
2011	10.15	10.15	285,076	2,892,477	6.63	0.60	(18.31)	(18.31)
2010	-	-	-	-	-	-	-	-

Fixed
2014	10.13	10.13	1,175,977	11,910,540	0.23	0.60	(0.45)	(0.45)
2013	10.17	10.17	733,091	7,458,517	0.37	0.60	(0.34)	(0.34)
2012	10.21	10.21	365,486	3,731,299	0.36	0.60	0.24	0.24
2011	10.18	10.18	521,972	5,316,158	0.92	0.60	(0.15)	(0.15)
2010	-	-	-	-	-	-	-	-

Large
2014	26.67	26.67	177,711	4,739,439	1.94	0.60	8.43	8.43
2013	24.60	24.60	154,629	3,803,121	1.64	0.60	39.98	39.98
2012	17.57	17.57	112,949	1,984,569	2.18	0.60	21.21	21.21
2011	14.50	14.50	66,565	964,897	2.37	0.60	(4.00)	(4.00)
2010	15.10	15.10	75	1,132	-	0.60	(39.83)	(39.83)

Targeted
2014	19.57	19.57	128,858	2,522,235	0.86	0.60	3.09	3.09
2013	18.99	18.99	135,713	2,576,849	0.89	0.60	43.76	43.76
2012	13.21	13.21	105,065	1,387,646	1.51	0.60	19.39	19.39
2011	11.06	11.06	96,423	1,066,632	1.55	0.60	(5.12)	(5.12)
2010	11.66	11.66	1,521	17,728	-	0.60	(0.27)	(0.27)

  Due to fee changes during the period ended December 31, 2010, for subaccounts marked with an asterisk (*) the minimum expense ratio was .55% and maximum of .60%.
FS-84

6.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2014	2013
Calvert:
Balanced
Units issued	53,074	140,007
Units redeemed	(90,429)	(86,581)
Net increase(decrease)	(37,355)	53,426

Mid Cap
Units issued	-	-
Units redeemed	(719)	(462)
Net increase(decrease)	(719)	(462)

Scudder:
Small Cap
Units issued	3,305	2,270
Units redeemed	(549)	(3,512)
Net increase(decrease)	2,756	(1,242)

Small Mid Value
Units issued	81,361	195,600
Units redeemed	(123,350)	(252,203)
Net increase(decrease)	(41,989)	(56,603)

Thematic
Units issued	90,149	71,662
Units redeemed	(99,274)	(39,866)
Net increase(decrease)	(9,125)	31,796

Growth
Units issued	4,485	9,434
Units redeemed	(6,460)	(6,469)
Net increase(decrease)	(1,975)	2,965

Fidelity:
Overseas IC
Units issued	79,706	155,151
Units redeemed	(111,617)	(138,090)
Net increase(decrease)	(31,911)	17,061

Inv. Grade Bond IC
Units issued	2,694,288	3,646,890
Units redeemed	(2,896,929)	(3,781,858)
Net increase(decrease)	(202,641)	(134,968)

FS-85

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Fidelity, continued:
Equity Income IC
Units issued	15,549	35,939
Units redeemed	(14,793)	(44,647)
Net increase(decrease)	756	(8,708)

Growth IC
Units issued	46,983	35,996
Units redeemed	(47,902)	(53,920)
Net increase(decrease)	(919)	(17,924)

High Income IC
Units issued	1,712,704	2,205,261
Units redeemed	(1,752,927)	(2,023,920)
Net increase(decrease)	(40,223)	181,341

High Income SC
Units issued	488	30,267
Units redeemed	(23,874)	(26,027)
Net increase(decrease)	(23,386)	4,240

Contrafund IC
Units issued	167,043	504,900
Units redeemed	(257,378)	(590,396)
Net increase(decrease)	(90,335)	(85,496)

Contrafund SC
Units issued	5,169	9,039
Units redeemed	(13,928)	(13,102)
Net increase(decrease)	(8,759)	(4,063)

Mid Cap IC
Units issued	31,270	133,313
Units redeemed	(52,741)	(198,317)
Net increase(decrease)	(21,471)	(65,004)

Mid Cap SC
Units issued	2,496	9,253
Units redeemed	(7,486)	(12,137)
Net increase(decrease)	(4,990)	(2,884)

FS-86

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Fidelity, continued:
Strategic
Units issued	1,279,106	1,330,500
Units redeemed	(1,209,676)	(1,379,688)
Net increase(decrease)	69,430	(49,188)

AIM:
Dividend
Units issued	2,129	15,905
Units redeemed	(10,788)	(7,034)
Net increase(decrease)	(8,659)	8,871

Health
Units issued	1,992	4,402
Units redeemed	(1,808)	(1,141)
Net increase(decrease)	184	3,261

Technology
Units issued	431	1,863
Units redeemed	(727)	(726)
Net increase(decrease)	(296)	1,137

Intl. Growth
Units issued	453,892	354,503
Units redeemed	(403,197)	(343,002)
Net increase(decrease)	50,695	11,501

Franchise
Units issued	1,737	5,642
Units redeemed	(5,331)	(2,404)
Net increase(decrease)	(3,594)	3,238

Janus:
Growth
Units issued	-	-
Units redeemed	(1)	(23)
Net increase(decrease)	(1)	(23)

Neuberger Berman:
Balanced
Units issued	257	242
Units redeemed	(239)	(248)
Net increase(decrease)	18	(6)

FS-87

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Neuberger Berman, continued:
Growth
Units issued	1	330
Units redeemed	(92)	(685)
Net increase(decrease)	(91)	(355)

Bond
Units issued	51	12,283
Units redeemed	(1,542)	(4,595)
Net increase(decrease)	(1,491)	7,688

Partners
Units issued	22,667	49,337
Units redeemed	(22,104)	(42,420)
Net increase(decrease)	563	6,917

Regency
Units issued	18,375	27,930
Units redeemed	(9,272)	(15,380)
Net increase(decrease)	9,103	12,550

Rydex:
Nova
Units issued	1,095,504	1,806,441
Units redeemed	(1,147,839)	(1,746,120)
Net increase(decrease)	(52,335)	60,321

NASDAQ
Units issued	140,368	149,788
Units redeemed	(119,214)	(160,395)
Net increase(decrease)	21,154	(10,607)

Precious Metals
Units issued	293,656	431,422
Units redeemed	(262,973)	(497,027)
Net increase(decrease)	30,683	(65,605)

Inv. S&P 500
Units issued	442,207	273,472
Units redeemed	(509,643)	(285,918)
Net increase(decrease)	(67,436)	(12,446)

FS-88

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Rydex, continued:
Gov. Long Bond
Units issued	64,767	84,513
Units redeemed	(58,033)	(99,056)
Net increase(decrease)	6,734	(14,543)

Inverse NASDAQ
Units issued	79,490	13,833
Units redeemed	(85,758)	(11,403)
Net increase(decrease)	(6,268)	2,430

Inv. Long Bond
Units issued	31,614	119,497
Units redeemed	(51,510)	(87,412)
Net increase(decrease)	(19,896)	32,085

Russell
Units issued	24,385	57,621
Units redeemed	(24,539)	(47,848)
Net increase(decrease)	(154)	9,773

Sector Rotation
Units issued	14,056	64,310
Units redeemed	(34,136)	(76,533)
Net increase(decrease)	(20,080)	(12,223)

Third Avenue:
Value
Units issued	27,747	39,734
Units redeemed	(44,319)	(69,731)
Net increase(decrease)	(16,572)	(29,997)

Vanguard:
Money Market
Units issued	36,504,366	56,442,907
Units redeemed	(42,132,610)	(58,534,903)
Net increase(decrease)	(5,628,244)	(2,091,996)

Equity Index
Units issued	678,171	862,252
Units redeemed	(720,668)	(931,840)
Net increase(decrease)	(42,497)	(69,588)

FS-89

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Vanguard, continued:
Total Bond
Units issued	3,943,868	4,472,090
Units redeemed	(4,117,981)	(4,527,379)
Net increase(decrease)	(174,113)	(55,289)

REIT Index
Units issued	740,000	883,237
Units redeemed	(754,399)	(896,143)
Net increase(decrease)	(14,399)	(12,906)

Mid-Cap
Units acquired	617,916	753,573
Units disposed	(665,544)	(721,991)
Net increase(decrease)	(47,628)	31,582

Stock Market Index
Units acquired	70,617	72,849
Units disposed	(111,164)	(65,308)
Net increase(decrease)	(40,547)	7,541

Equity Income
Units acquired	171,323	238,968
Units disposed	(169,162)	(444,605)
Net increase(decrease)	2,161	(205,637)

Growth
Units acquired	112,868	105,702
Units disposed	(98,496)	(116,627)
Net increase(decrease)	14,372	(10,925)

High Yield Bond
Units acquired	246,391	295,758
Units disposed	(239,956)	(461,642)
Net increase(decrease)	6,435	(165,884)

Balanced
Units acquired	260,429	262,881
Units disposed	(254,049)	(266,498)
Net increase(decrease)	6,380	(3,617)

FS-90

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Vanguard, continued:
International
Units acquired	321,436	724,437
Units disposed	(344,329)	(1,009,512)
Net increase(decrease)	(22,893)	(285,075)

Diversified
Units acquired	1,070,304	1,383,596
Units disposed	(1,141,660)	(1,546,210)
Net increase(decrease)	(71,356)	(162,614)

Small Company Growth
Units acquired	273,369	466,789
Units disposed	(335,622)	(479,053)
Net increase(decrease)	(62,253)	(12,264)

Wells Fargo:
Discovery
Units acquired	2,318	5,352
Units disposed	(6,460)	(6,405)
Net increase(decrease)	(4,142)	(1,053)

Opportunity
Units acquired	1,166	771
Units disposed	(846)	(735)
Net increase(decrease)	320	36

ProFunds:
Bull
Units acquired	31,039	105,314
Units disposed	(32,113)	(91,961)
Net increase(decrease)	(1,074)	13,353

Europe
Units acquired	-	1,228
Units disposed	(34)	(1,070)
Net increase(decrease)	(34)	158

Mid-Cap
Units acquired	-	918
Units disposed	(55)	-
Net increase(decrease)	(55)	918

FS-91

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Profunds, continued:
NASDAQ-100
Units acquired	32,832	122,011
Units disposed	(32,934)	(129,842)
Net increase(decrease)	(102)	(7,831)

Small-Cap
Units acquired	12,692	62,564
Units disposed	(12,692)	(68,162)
Net increase(decrease)	-	(5,598)

Small-Cap Value
Units acquired	585	293
Units disposed	(32)	(307)
Net increase(decrease)	553	(14)

Classic Dow
Units acquired	35,839	88,388
Units disposed	(34,867)	(92,116)
Net increase(decrease)	972	(3,728)

Bear
Units acquired	99,733	163,475
Units disposed	(99,724)	(167,140)
Net increase(decrease)	9	(3,665)

Short NASDAQ
Units acquired	14,450	37,838
Units disposed	(14,450)	(37,838)
Net increase(decrease)	-	-

Short Small-Cap
Units acquired	26,444	55,138
Units disposed	(26,444)	(55,138)
Net increase(decrease)	-	-

Short Dow
Units acquired	22,480	71,385
Units disposed	(22,480)	(71,385)
Net increase(decrease)	-	-

FS-92

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Profunds, continued:
UltraMid
Units acquired	7,406	29,739
Units disposed	(7,604)	(31,705)
Net increase(decrease)	(198)	(1,966)

UltraOTC
Units acquired	7,401	3,047
Units disposed	(6,012)	(2,632)
Net increase(decrease)	1,389	415

UltraSmall
Units acquired	8,758	20,754
Units disposed	(8,880)	(19,825)
Net increase(decrease)	(122)	929

UltraBull
Units acquired	10,597	8,816
Units disposed	(8,459)	(8,085)
Net increase(decrease)	2,138	731

U.S. Gov. Plus
Units acquired	18,340	41,480
Units disposed	(18,433)	(44,967)
Net increase(decrease)	(93)	(3,487)

Opportunity
Units acquired	173,914	132,732
Units disposed	(172,045)	(124,575)
Net increase(decrease)	1,869	8,157

Oil & Gas
Units acquired	2,686	5,540
Units disposed	(3,254)	(6,080)
Net increase(decrease)	(568)	(540)

Precious Metals
Units acquired	15,172	5,531
Units disposed	(15,875)	(11,684)
Net increase(decrease)	(703)	(6,153)

FS-93

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Profunds, continued:
Real Estate
Units acquired	4,355	3,141
Units disposed	(4,369)	(2,644)
Net increase(decrease)	(14)	497

High Yield
Units acquired	1,147	1,455
Units disposed	(1,745)	(1,516)
Net increase(decrease)	(598)	(61)

Money Market
Units acquired	13,719,031	43,931,018
Units disposed	(14,437,247)	(46,177,947)
Net increase(decrease)	(718,216)	(2,246,929)

Pimco:
Commodity
Units acquired	95,160	298,894
Units disposed	(120,004)	(333,325)
Net increase(decrease)	(24,844)	(34,431)

Total Return
Units acquired	2,892,809	4,287,681
Units disposed	(3,515,899)	(4,724,569)
Net increase(decrease)	(623,090)	(436,888)

Low Duration
Units acquired	15,200	-
Units disposed	(52)	-
Net increase(decrease)	15,148	-

American Century:
Mid Cap
Units acquired	43,978	84,000
Units disposed	(39,027)	(102,215)
Net increase(decrease)	4,951	(18,215)

International
Units acquired	85,264	416,400
Units disposed	(103,879)	(367,383)
Net increase(decrease)	(18,615)	49,017

FS-94

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Franklin Templeton:
Global Inc.
Units acquired	671,730	475,906
Units disposed	(512,059)	(459,356)
Net increase(decrease)	159,671	16,550

MFS:
Utilities IC
Units acquired	44,741	33,336
Units disposed	(32,663)	(28,028)
Net increase(decrease)	12,078	5,308

Research
Units acquired	1,592,121	1,024,341
Units disposed	(1,540,626)	(673,608)
Net increase(decrease)	51,495	350,733

Summit:
Natural Res
Units acquired	327,632	293,715
Units disposed	(321,195)	(267,203)
Net increase(decrease)	6,437	26,512

Zenith
Units acquired	4,114	5,447
Units disposed	(4,223)	(5,064)
Net increase(decrease)	(109)	383

S&P 500
Units acquired	18,694	6,672
Units disposed	(8,820)	(3,375)
Net increase(decrease)	9,874	3,297

EAFE Intl.
Units acquired	6,294	18,623
Units disposed	(13,836)	(9,285)
Net increase(decrease)	(7,542)	9,338

S&P MidCap
Units acquired	8	1,861
Units disposed	(630)	(1,560)
Net increase(decrease)	(622)	301

FS-95

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013
Summit, continued:
Growth
Units acquired	424,623	221,975
Units disposed	(170,087)	(63,316)
Net increase(decrease)	254,536	158,659

Mod. Growth
Units acquired	146,348	173,864
Units disposed	(11,126)	(1,047)
Net increase(decrease)	135,222	172,817

Moderate
Units acquired	1,410,159	42,535
Units disposed	(880,238)	(323)
Net increase(decrease)	529,921	42,212

Russell Small Cap
Units acquired	1,136	-
Units disposed	(11)	-
Net increase(decrease)	1,125	-

T. Rowe:
Blue Chip
Units acquired	1,255,227	1,827,414
Units disposed	(1,363,050)	(1,836,536)
Net increase(decrease)	(107,823)	(9,122)

Morgan Stanley:
Emerging Markets
Units acquired	1,057,408	806,956
Units disposed	(913,995)	(773,237)
Net increase(decrease)	143,413	33,719

DFA:
Bond
Units acquired	239,048	126,585
Units disposed	(174,811)	(79,011)
Net increase(decrease)	64,237	47,574

Small
Units acquired	104,668	146,977
Units disposed	(84,265)	(91,204)
Net increase(decrease)	20,403	55,773

FS-96

6.	CHANGES IN UNITS OUTSTANDING, continued

	2014	2013

DFA, continued:
Value
Units acquired	1,296,259	1,018,869
Units disposed	(1,123,210)	(956,272)
Net increase(decrease)	173,049	62,597

Fixed
Units acquired	1,240,728	918,523
Units disposed	(797,842)	(550,918)
Net increase(decrease)	442,886	367,605

Large
Units acquired	132,414	178,262
Units disposed	(109,332)	(136,582)
Net increase(decrease)	23,082	41,680

Targeted
Units acquired	102,396	190,705
Units disposed	(109,251)	(160,057)
Net increase(decrease)	(6,855)	30,648

FS-97

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2014 and 2013, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2014 and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20 to the statutory basis financial statements.

1

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

Emphasis of Matter

As discussed in Note 2 of the statutory basis financial statements, effective July 1, 2014, Acacia Life Insurance Company, a stock life insurance company domiciled in the District of Columbia, and The Union Central Life Insurance Company, a stock life insurance company domiciled in the State of Nebraska, were merged into the Company under a statutory merger. Both companies were wholly-owned subsidiaries of the Company prior to the merger. The Company remains as the surviving entity. The transaction was approved by the Department of Insurance, Securities and Banking of the District of Columbia and the Insurance Department of the State of Nebraska. Pursuant to the requirements of SSAP No. 68, Business Combinations and Goodwill, the previously reported December 31, 2013 and 2012 amounts have been restated to reflect the balances as if the merger had occurred January 1, 2012. Our opinion is not modified with respect to this matter.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 25, 2015

2

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
		2013
		As Merged,
ADMITTED ASSETS	2014	See Note 2
Bonds	$6,970,047	$6,538,206
Preferred stocks	1,815	3,723
Common stocks	569,575	534,344
Mortgage loans	1,402,651	1,378,231
Real estate:
Properties occupied by the company	39,937	30,948
Properties held for the production of income	23,918	27,274
Properties held for sale	8,993	9,654
Cash, cash equivalents, and short-term investments	158,315	176,618
Loans on insurance contracts	339,893	315,211
Other investments	224,496	198,670
Total Cash and Invested Assets	9,739,640	9,212,879

Investment income due and accrued	79,876	80,054
Deferred and uncollected premiums	87,389	84,108
Federal income tax recoverable	-	8,986
Net deferred income tax asset	84,805	97,956
Funds held under coinsurance - affiliate	45,445	46,961
Other admitted assets	104,854	124,143
Separate account assets	6,679,996	6,581,547
Total Admitted Assets	$16,822,005	$16,236,634

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$7,341,702	$7,092,277
Deposit-type funds	672,362	543,297
Reserves for unpaid claims	70,571	73,211
Dividends payable to policyholders	24,391	24,903
Interest maintenance reserve	29,536	32,421
Accrued commissions, expenses and insurance taxes	80,875	80,357
Accrued separate account transfers	(73,224)	(73,886)
Federal income taxes payable	674	-
Asset valuation reserve	150,223	132,382
Liabilities for employee benefits	85,651	78,365
Other liabilities	135,790	119,069
Separate account liabilities	6,679,996	6,581,547
Total Liabilities	15,198,547	14,683,943

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	457,438	457,438
Surplus notes	49,897	49,888
Special surplus - Affordable Care Act fee assessment	10,900	-
Unassigned surplus	1,102,723	1,042,865
Total Capital and Surplus	1,623,458	1,552,691
Total Liabilities, Capital and Surplus	$16,822,005	$16,236,634

The accompanying notes are an integral part of these statutory basis financial statements.

3

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
		2013	2012
		As Merged,	As Merged,
	2014	See Note 2	See Note 2
Premiums and Other Revenue
Premium income	$2,121,191	$1,867,227	$2,017,779
Net investment income	461,747	415,433	467,682
Commissions and expense allowances on reinsurance ceded	23,156	21,893	45,354
Modco reinsurance adjustment – affiliate	(19,210)	159,136	-
Income from fees associated with separate accounts	53,746	52,373	48,636
Miscellaneous income	24,921	24,070	25,326
Total Premiums and Other Revenue	2,665,551	2,540,132	2,604,777

Expenses
Benefits to policyholders	2,023,112	2,016,023	1,925,089
Change in reserves for life, accident and health policies	249,425	184,434	223,961
Commissions	124,845	122,106	118,767
General insurance expenses	326,005	327,773	315,517
Taxes, licenses and fees	43,171	34,107	34,867
Net transfers from separate accounts	(241,771)	(255,386)	(121,790)
Total Expenses	2,524,787	2,429,057	2,496,411

Gain from Operations before Dividends, Federal Income Tax
Benefit and Net Realized Capital Gains (Losses)	140,764	111,075	108,366
Dividends to policyholders	24,455	25,340	25,191
Gain from Operations before Federal Income Tax
Benefit and Net Realized Capital Gains (Losses)	116,309	85,735	83,175
Federal income tax benefit	(8,992)	(34,118)	(19,324)
Gain from Operations before Net Realized Capital Gains (Losses)	125,301	119,853	102,499
Net realized capital gains (losses), net of taxes	4,542	71,722	(6,640)
Net Income	129,843	191,575	95,859

Surplus notes
Surplus notes amortization	9	8	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	10,321	(12,177)	(59,525)
Change in net deferred income taxes	(23,845)	(80,077)	5,736
Change in non-admitted assets	10,183	127,520	7,865
Change in asset valuation reserve	(17,841)	(12,201)	(22,950)
Change in liability for reinsurance in unauthorized companies	-	22	(19)
Change in minimum pension liability, net of tax	-	9,242	(2,902)
Change in unrecognized actuarial losses on pension, net of tax	(3,117)	(9,186)	-
Term coinsurance agreement and emerging profits	(3,856)	(182)	(19,697)
Correction of errors	(10,931)	9,740	(5,440)
Cumulative effect of change in accounting principle	-	-	454
Dividends paid to common stockholder	(20,000)	(20,000)	(50,000)
Other	1	(2)	-
Net Change in Capital and Surplus	70,767	204,282	(50,610)

Capital and Surplus at the Beginning of the Year	1,552,691	1,348,409	1,399,019
Capital and Surplus at the End of Year	$1,623,458	$1,552,691	$1,348,409

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
		2013	2012
		As Merged,	As Merged,
	2014	See Note 2	See Note 2
OPERATING ACTIVITIES
Premium collected net of reinsurance	$2,105,689	$2,056,951	$1,997,234
Net investment income received	452,060	397,582	466,437
Miscellaneous income	99,136	104,118	48,526
Benefits paid to policyholders	(1,975,009)	(2,001,499)	(1,898,423)
Net transfers from separate accounts	242,433	264,954	114,497
Commissions, expenses and taxes paid	(526,691)	(503,750)	(417,571)
Dividends paid to policyholders	(24,967)	(25,931)	(25,863)
Federal income taxes received (paid)	(6,023)	31,657	(3,426)
Net Cash from Operating Activities	366,628	324,082	281,411

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,119,004	1,275,408	1,232,861
Cost of investments acquired	(1,581,202)	(1,563,898)	(1,573,188)
Net change in loans on insurance contracts	(25,503)	(7,395)	(1,232)
Net Cash from Investing Activities	(487,701)	(295,885)	(341,559)

FINANCING AND MISCELLANEOUS ACTIVITIES
Borrowed money	(172)	(28,000)	28,000
Change in deposit-type funds	129,088	41,958	53,644
Dividends to common stockholder	(20,000)	(20,000)	(50,000)
Other miscellaneous, net	(6,146)	3,992	(16,682)
Net Cash from Financing and Miscellaneous Activities	102,770	(2,050)	14,962

Net Change in Cash, Cash Equivalents and Short-Term Investments	(18,303)	26,147	(45,186)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	176,618	150,471	195,657

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$158,315	$176,618	$150,471

Non-cash transactions from investing activities:
Conversion of mortgage loans to real estate	$847	$8,686	$-
Capitalized deferred interest and other	276	-	-
Mortgage loans acquired as distribution – affiliate (Note 5)	-	13,382	-
Real estate acquired through dividend distribution from affiliate	-	1,286	-
Bonds transferred due to assumption reinsurance
– affiliate (Note 5)	-	651,026	-
Mortgage loans transferred due to assumption
reinsurance – affiliate (Note 5)	-	103,559	-
Bonds transferred due to coinsurance – affiliate (Note 5)	-	76,201	-
Policy loans transferred due to assumption reinsurance
– affiliate (Note 5)	-	17,410	-
Mortgage loans transferred due to coinsurance – affiliate (Note 5)	-	10,831	-
Policy loans transferred due to coinsurance – affiliate (Note 5)	-	7,046	-
Policy loans from funds withheld reinsurance – affiliate (Note 5)	-	(6,125)	-

The accompanying notes are an integral part of these statutory basis financial statements.

5

Ameritas Life Insurance Corp.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2014, 2013 and 2012

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

Prior to July 1, 2014, the Company wholly owned Acacia Life Insurance Company (Acacia), a District of Columbia domiciled life insurance subsidiary, and The Union Central Life Insurance Company (Union Central), a Nebraska domiciled life insurance subsidiary. On July 1, 2014 the Company, Acacia, and Union Central merged with Ameritas Life as the surviving company (the Merger), see Note 2. The Company wholly owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, BNL Financial Corporation (BNL Financial), a holding company (dissolved December 31, 2012), Brokers National Life Assurance Company (BNL Assurance) (sold to an outside party effective March 31, 2013), an Arkansas domiciled life insurance company, Calvert Investments, Inc. (Calvert), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC (Griffin), a real estate investment company. Ameritas Life also owns 100% (85% prior to August 23, 2013 and 80% prior to April 30, 2013) of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining ownership of 15% prior to August 23, 2013 and 20% prior to April 30, 2013 was with Centralife Annuities Services, Inc., a wholly owned subsidiary of Athene USA. Effective October 31, 2013, the Company sold Acacia Federal Savings Bank (AFSB), a thrift chartered institution, to Stifel Bank & Trust.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP).

6

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Policy Acquisition Costs

Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Unearned Revenue

Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-admitted Assets

Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies

Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies

Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance

Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses.

Employee Benefits

Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

Federal Income Taxes

NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Surplus Notes

Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income

Comprehensive income and its components are not presented under NAIC SAP.

Goodwill

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks, including affiliated mutual funds, are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank (FHLB) common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $160,967 and $147,959 and the value of affiliated mutual funds was $1,672 and $3,430 at December 31, 2014 and 2013, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Other-than-temporary impairments of $281, $438, and $485 were recorded as realized losses during 2014, 2013 and 2012 respectively. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities with remaining maturity when purchased of three months or less. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin, an affiliated limited liability company was $23,063 and $26,407 at December 31, 2014 and 2013, respectively. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $2,268, $1,092 and $1,170 were recorded as realized losses during 2014, 2013 and 2012, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2014 and 2013 was $16,996 and $21,997, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $10,807, $(586) and $(5,083) for the years ended December 31, 2014, 2013 and 2012, respectively. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $23,431, $(50,315) and $(10,616) for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company purchases and sells call options (Index call options) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Index call options expire monthly until December 1, 2015. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written Index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells Index call options to effectively offset the proceeds the Company would receive on its purchased Index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through October 30, 2015. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value. The Company has no outstanding purchased and written Equity put options as of December 31, 2014.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2014 and 2013 was $9,999 and $11,530, respectively. The notional amount of the options at December 31, 2014 and 2013 was $26,152 and $(15,340), respectively.

The options are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total gain (loss) from expired options of $17,610, $7,740 and $4,020 was recorded in net investment income for the years ended December 31, 2014, 2013 and 2012, respectively. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(2,791), $13,089, and $459 for the years ended December 31, 2014, 2013, and 2012, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0, $0 and $101 at December 31, 2014, 2013 and 2012, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-Admitted Assets

In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, a non-admitted receivable from AHC, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $111,495 and $121,678 at December 31, 2014 and 2013, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $16,412 and $24,290, operating software at cost of $2,835 and $2,898, and non-operating software at cost of $65,757 and $56,482 are carried at cost less accumulated depreciation at December 31, 2014 and 2013, respectively. The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $62,212 and $66,438 was $2,685 and $4,208, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2014 and 2013. EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,148, $7,332 and $6,429 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2014, 2013 and 2012, respectively.

Effective January 1, 2014, the Company separated its capitalization policy into two policies: 1) Ameritas Software Capitalization Policy; and 2) Ameritas Tangible Property Capitalization Policy. The thresholds for both types of property did not change.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% 1987 Commissioners’ Individual Disability Table A (CIDA) for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using “Follow-up studies” as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

For the remaining group accident and health short-term disability contracts, the present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $7,765,314 or 10.5% and $7,447,228 or 10.2% of the individual life policies in force as of December 31, 2014 and 2013, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,192, $7,469 and $6,458 for 2014, 2013 and 2012, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets equal to the modified coinsurance reserve. This reserve represents a prepayment of the reinsurer’s future obligation. The initial amount transferred for the reserve and subsequent change in value is required to be reflected separately.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2014 and 2013.

The statute of limitations, generally, is closed for the Company through December 31, 2010. In 2012, the Internal Revenue Service (IRS) completed its field examination of AMHC consolidated federal income tax returns for the period 2007-2009. The Company has accepted AMHC 2007-2009 IRS field examination report. The Joint Committee on Taxation (Joint Committee) accepted AMHC 2007-2009 field examination report in March 2013. The IRS completed a field examination of Union Central for tax year 2008 and limited scope examinations for tax years 2009-2010. The Union Central examinations also included a review of amended returns filed for tax years 2003-2008, which had been at IRS appeals, along with the IRS field examination reports for tax years 2004-2007. Union Central is in agreement with all the IRS field examinations reports forwarded to IRS appeals in January 2013. The Joint Committee accepted the Union Central IRS field examination report in August 2014.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

Statement of Statutory Accounting Principles No. 106, Affordable Care Act (ACA) Assessments (SSAP No. 106)

In 2014, the NAIC issued SSAP 106, which added accounting guidance related to the Affordable Care Act Section 9010 assessment. The NAIC adopted GAAP guidance with modifications where it defined data year and fee year effective as of January 1, 2014, in addition to expense recognition of January 1 for each fee year and recognition of a special surplus fund as a component of unassigned surplus during the data year. There were additional disclosure requirements adopted under SSAP No. 106. The Company recognized $8,154 of taxes, licenses and fee expense in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis on January 1, 2014 and paid this amount on September 30, 2014. At December 31, 2014, the estimate for the amount of $10,900 to be paid on September 30, 2015 was recorded as the special surplus – Affordable Care Act fee assessment in the Balance Sheets – Statutory Basis.

Statement of Statutory Accounting Principles No. 107, Accounting for Risk-Sharing Provisions of ACA (SSAP No. 107)

In 2014, the NAIC issued SSAP 106, which added accounting guidance related to the risk adjustment, reinsurance and risk corridor sections of the ACA. There were additional disclosure requirements adopted under SSAP No. 107. The adoption of this statement did not impact the Company’s financial position or results of operations.

Statement of Statutory Accounting Principles No. 105, Working Capital Finance Investments (SSAP No. 105)

In December 2013, the NAIC issued SSAP 105, which amends SSAP No. 20 – Non-admitted Assets to allow working capital finance investments as admitted assets to the extent they conform to the requirements of SSAP No. 105. The adoption of this statement did not impact the Company’s financial position or results of operations.

Statement of Statutory Accounting Principles No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP No. 102)

In March 2012, the NAIC issued SSAP No. 102, which replaced SSAP No. 89 for the accounting and related reporting for pension obligations. This statement was effective January 1, 2013. There was no impact on the results of operations from adoption of this statement, however, the Company recorded a reduction in unassigned surplus upon adoption. On January 1, 2013 upon adoption, the Company was required to recognize as a liability the underfunded defined benefit pension obligations, as determined when the projected benefit obligation exceeds the fair value of plan assets under SSAP No. 5R. The Company released the additional minimum pension liability of $9,242 and established an unrecognized actuarial loss of $11,040 and prior service cost of $5 for a net decrease to unassigned surplus of $1,803 upon adoption.

Correction of Errors

During 2014, the Company discovered an error related to prior years that resulted in a direct decrease in unassigned surplus of $10,931 before income taxes at December 31, 2014 for the incorrect coding on a reinsurance table for mortality on ages 70+ for several reinsurance treaties.

During 2013, the Company discovered errors related to a prior year that resulted in a direct increase in unassigned surplus at December 31, 2013 for various valuation reserve errors of $8,169, timing delay in reporting reinsurance ceded on a death claim receivable of $2,956, and incorrect coding in a system on a reinsurance rate for a reinsurance treaty of $383. Additionally, the Company discovered errors that resulted in a direct decrease in unassigned surplus at December 31, 2013 for an error in a system coding resulting in an incorrect calculation of policyholder dividends in the year of the policyholders’ death of $509 and an incorrect accrual calculated on a third party administrative fees receivable of $1,259.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

During 2012, the Company discovered errors that resulted in a direct increase to surplus for incorrect accrual of a reinsurance ceded death claim from a third party for $1,516 and an error in the data feed from its reinsurance system for calculation of reinsurance reserves of $1,568. Additionally during 2012, the Company discovered model errors on certain Actuarial Guideline 43 products. This error was corrected related to a prior year as a direct decrease to surplus of $8,524.

NOTE 2 – STATUTORY MERGER

On July 1, 2014, the Company merged with Acacia and Union Central (the Merger), both wholly owned subsidiaries of the Company prior to the Merger. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided “as if” the merger occurred at the balance sheet date of December 31:

	2013
	Ameritas Life	Acacia	Union Central
	as Previously	as Previously	as Previously		Ameritas Life
	Reported	Reported	Reported	Eliminations	as Merged
Total Premiums and Other Revenue	$1,825,000	$109,383	$670,701	$(64,952)	$2,540,132
Net Income	64,948	89,078	102,047	(64,498)	191,575
Total Capital and Surplus	1,501,796	378,973	558,170	(886,248)	1,552,691

	2012
	Ameritas Life	Acacia	Union Central
	as Previously	as Previously	as Previously		Ameritas Life
	Reported	Reported	Reported	Eliminations	as Merged
Total Premiums and Other Revenue	$1,681,129	$94,376	$813,368	$15,904	$2,604,777
Net Income	28	43,310	62,965	(10,444)	95,859
Total Capital and Surplus	1,298,417	313,562	492,203	(755,773)	1,348,409

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2014:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$482,715	$28,656	$(925)	$510,446
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	570,838	27,701	(2,134)	596,405
Hybrid securities	63,513	7,348	(141)	70,720
Industrial and miscellaneous (unaffiliated)	5,853,056	363,534	(22,190)	6,194,400
Total bonds	$6,970,122	$427,239	$(25,390)	$7,371,971

17

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2013:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$518,387	$28,028	$(3,208)	$543,207
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	610,256	22,675	(11,550)	621,381
Hybrid securities	69,819	8,175	(156)	77,838
Industrial and miscellaneous (unaffiliated)	5,339,952	328,074	(76,501)	5,591,525
Total bonds	$6,538,414	$386,952	$(91,415)	$6,833,951

At December 31, 2014 and 2013, the amortized cost of bonds was reduced by $75 and $208, respectively, of cumulative fair value adjustments on bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $6,970,047 and $6,538,206, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2014 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$291,747	$297,487
Due after one year through five years	1,852,933	2,024,124
Due after five years through ten years	2,798,995	2,912,986
Due after ten years	1,890,525	1,990,553
Bonds with multiple repayment dates	135,922	146,821
Total bonds	$6,970,122	$7,371,971

Proceeds from the sales, repayments, and maturities of investments in bonds are as follows:

	Years Ended December 31
	2014	2013	2012
Bonds:
Proceeds from sales	$172,634	$211,636	$354,848
Proceeds from repayments and maturities	537,974	605,163	519,445
Total bonds	$710,608	$816,799	$874,293

18

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2014	2013	2012
Bonds:
Gross realized capital gains on sales	$8,536	$16,415	$38,058
Gross realized capital losses on sales	(179)	(632)	(2,132)
Net realized capital gains on sales	8,357	15,783	35,926
Other, including impairments and net gain on dispositions
other than sales	(3,911)	62,208	(9,381)
Total bonds	4,446	77,991	26,545
Preferred stocks	252	-	397
Common stocks	17,315	47,912	4,105
Mortgage loans	(533)	7,688	(340)
Real estate	3,116	2,292	1,704
Other investments	8,688	(725)	1,219
Realized capital gains before federal income taxes
and transfer to IMR	33,284	135,158	33,630
Realized capital gains transferred to IMR	6,257	86,044	30,513
Federal income tax expense (benefit)	22,485	(22,608)	9,757
Net realized capital gains (losses)	$4,542	$71,722	$(6,640)

The Company has entered into agreements with the FHLB of Topeka and Atlanta (prior to July 1, 2014) to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $350,000 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $14,504 and $11,747 in stock was owned at December 31, 2014 and 2013, respectively. On December 27, 2012, the Company borrowed $32,500 against the FHLB of Atlanta line of credit at a rate of 0.42% with repayment of $28,000 in 2013 and $4,500 in 2012. The Company had outstanding balances related to the lines of credit at December 31, 2014, 2013 and 2012 of $0, $0, and $28,000 and interest paid of $0, $27 and $2, respectively.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31, 2014 and 2013 is as follows:

	General Account
	2014	2013
Membership stock - class A	$430	$925
Membership stock - class B	13,918	9,883
Excess stock	156	939
Aggregate total	$14,504	$11,747
Actual or estimated borrowing capacity as determined by the insurer	$596,614	$350,000

As of December 31, 2014 and 2013, the Company did not have any FHLB membership stock listed above eligible for redemption.

As of December 31, 2014 and 2013, the Company had issued $350,000 and $200,000, respectively, of funding agreements with the FHLB. There is $592,430 and $334,396 of bonds pledged as collateral at December 31, 2014 and 2013, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $350,076 and $200,054 on the Balance Sheets – Statutory Basis as of December 31, 2014 and 2013, respectively.

19

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31, 2014 and 2013 is as follows:

	General Account
	2014	2013
Fair value	$619,665	$342,046
Carrying value	$592,430	$334,396
Aggregate total borrowing - funding agreements	$350,000	$200,000

The maximum amount of collateral pledged to the FHLB during December 31, 2014 and 2013 is as follows:

	General Account
	2014	2013
Fair value	$619,665	$342,046
Carrying value	$592,430	$334,396
Aggregate total borrowing - funding agreements	$350,000	$228,000

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock and cash at cost or amortized cost as of December 31, 2014 is as follows:

	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Additional Restricted to Total Admitted Assets
FHLB capital stock	$14,504	$11,747	$2,757	$14,504	0.086%	0.086%
On deposit with states	125,578	143,413	(17,835)	125,578	0.742%	0.747%
Pledged collateral to FHLB
(including assets backing
funding agreements)	592,430	334,396	258,034	592,430	3.499%	3.522%
Pledged as collateral not
captured in other categories:
Derivatives	26,995	33,527	(6,532)	26,995	0.159%	0.160%
Total restricted assets	$759,507	$523,083	$236,424	$759,507	4.486%	4.515%

20

NOTE 3 - INVESTMENTS, (continued)

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock and cash at cost or amortized cost as of December 31, 2013 is as follows:

	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Additional Restricted to Total Admitted Assets
FHLB capital stock	$11,747	$10,600	$1,147	$11,747	0.072%	0.072%
On deposit with states	143,413	20,966	122,447	143,413	0.877%	0.883%
Pledged collateral to FHLB
(including assets backing
funding agreements)	334,396	290,607	43,789	334,396	2.044%	2.060%
Pledged as collateral not
captured in other categories:
Derivatives	33,527	33,540	(13)	33,527	0.205%	0.207%
Total restricted assets	$523,083	$355,713	$167,370	$523,083	3.198%	3.222%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated common stocks were as follows:

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$4,334	$(15)	$29,727	$(910)	$34,061	$(925)
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	24,650	(191)	100,048	(1,943)	124,698	(2,134)
Hybrid securities	4,850	(141)	-	-	4,850	(141)
Industrial and miscellaneous
(unaffiliated)	602,608	(11,063)	422,285	(11,127)	1,024,893	(22,190)
Total bonds	636,442	(11,410)	552,060	(13,980)	1,188,502	(25,390)
Common stocks	30,325	(1,803)	1,907	(213)	32,232	(2,016)
Total	$666,767	$(13,213)	$553,967	$(14,193)	$1,220,734	$(27,406)

21

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$48,942	$(3,208)	$-	$-	$48,942	$(3,208)
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	200,473	(11,308)	2,341	(242)	202,814	(11,550)
Hybrid securities	-	-	6,094	(156)	6,094	(156)
Industrial and miscellaneous
(unaffiliated)	1,365,988	(69,211)	81,567	(7,290)	1,447,555	(76,501)
Total bonds	1,615,403	(83,727)	90,002	(7,688)	1,705,405	(91,415)
Common stocks	14,715	(400)	1,892	(242)	16,607	(642)
Total	$1,630,118	$(84,127)	$91,894	$(7,930)	$1,722,012	$(92,057)

The unrealized losses related to bonds in 2014 and 2013 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2014 and 2013.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, during 2014, the Company recorded no other-than-temporary impairments as additional realized losses in unaffiliated common stocks. During 2013, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $197. During 2012, the Company recorded no other-than-temporary impairments as additional realized losses in unaffiliated common stocks.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2014 and 2013, bonds totaling $225,149 and $188,194, respectively, (3.2% and 2.8%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2014, 2013 and 2012, the Company recorded realized losses for other-than-temporary impairments on bonds of $4,084, $1,931 and $10,252, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

22

NOTE 3 - INVESTMENTS, (continued)

As of December 31, 2014 and 2013, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $127,935 and $132,922 and a fair value of $138,279 and $144,389, respectively. Additionally, as of December 31, 2014 and 2013, the Company’s exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $56,278 and $67,004 and a fair value of $60,055 and $70,113, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2014 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2014
Present value of cash flows	$-	$-	$-	$-
June 30, 2014
Present value of cash flows	$1,589	$-	$734	$870
September 30, 2014
Present value of cash flows	$-	$-	$-	$-
December 31, 2014
Present value of cash flows	$973	$-	$213	$766

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669EEP7	$194	$91	$103	$91	$107
12669EL20	196	92	104	92	87
12669EUC8	508	378	130	378	381
12669EUD6	215	47	168	47	65
466247FG3	476	247	229	247	230
Total	$1,589	$855	$734	$855	$870

December 31, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
589929X45	$973	$760	$213	$760	$766
Total	$973	$760	$213	$760	$766

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2013 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2013
Present value of cash flows	$-	$-	$-	$-
June 30, 2013
Present value of cash flows	$254	$-	$121	$125
September 30, 2013
Present value of cash flows	$3,348	$-	$1,351	$3,040
December 31, 2013
Present value of cash flows	$1,359	$-	$459	$678

23

NOTE 3 - INVESTMENTS, (continued)

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669FED1	$254	$133	$121	$133	$125
Total	$254	$133	$121	$133	$125

September 30, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
466247MD2	$1,547	$862	$685	$862	$1,695
55265WDU4	1,486	937	549	937	1,056
126673UC4	315	198	117	198	289
Total	$3,348	$1,997	$1,351	$1,997	$3,040

December 31, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
94985EAD3	$1,057	$771	$286	$771	$606
12669ERS7	302	129	173	129	72
Total	$1,359	$900	$459	$900	$678

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2014
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$320,993	$318,451	$(2,542)	$182,955	$178,471	$(4,484)

December 31, 2013
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$365,114	$349,770	$(15,344)	$48,813	$45,346	$(3,467)

Mortgage Loans and Real Estate

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

24

NOTE 3 - INVESTMENTS, (continued)

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2014	2013
DSCR distribution
Below 1.0	$79,652	$98,280
1.0 - 1.2	203,701	167,879
1.2 - 1.8	599,196	608,945
Greater than 1.8	272,433	230,372
Total	$1,154,982	$1,105,476

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2014	2013
Loan to value
Below 60%	$10,245	$8,023
60-75%	3,892	7,333
Total	$14,137	$15,356

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2014
	Residential First Mortgages	Second Trusts	Total
Performing	$197,685	$23,482	$221,167
Non-performing	11,809	556	12,365
Total	$209,494	$24,038	$233,532

	December 31, 2013
	Residential First Mortgages	Second Trusts	Total
Performing	$211,918	$28,806	$240,724
Non-performing	16,020	655	16,675
Total	$227,938	$29,461	$257,399

25

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2014
	Residential	Commercial	Total
Recorded investment (all)
Current	$216,233	$1,169,119	$1,385,352
30-59 days past due	4,238	-	4,238
60-89 days past due	697	-	697
90-179 days past due	1,682	-	1,682
180+ days past due	10,682	-	10,682
Interest reduced
Recorded investment	409	3,510	3,919
Number of loans	3	1	4
Percent reduced	1.31%	1.24%	1.29%

	December 31, 2014
	Residential	Commercial	Total
Recorded investment (all)
Current	$235,185	$1,117,322	$1,352,507
30-59 days past due	3,686	-	3,686
60-89 days past due	1,853	-	1,853
90-179 days past due	3,090	-	3,090
180+ days past due	13,585	3,510	17,095
Interest reduced
Recorded investment	5,627	6,608	12,235
Number of loans	16	3	19
Percent reduced	0.90%	1.98%	1.07%

At December 31, 2014, the average size of an individual commercial mortgage loan was $1,350. The average size of an individual residential mortgage loan was $245. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $10,085 and $16,221 at December 31, 2014 and 2013, respectively. As of December 31, 2014, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 9.75% and 3.38% for commercial mortgage loans and 10.50% and 2.00% for residential mortgage loans.

In 2014, the Company issued 83 new commercial mortgage loans at the maximum and minimum rates of interest of 5.75% and 3.38% totaling $198,799. The Company also acquired 2 residential mortgage loans at the maximum and minimum rates of interest of 4.38% and 3.88% totaling $663.

At December 31, 2014 and 2013, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had impairments for commercial mortgage loans in the amounts of $0, $788, and $340 and for residential mortgage loans of $1,350, $1,815 and $0 during 2014, 2013 and 2012, respectively.

26

NOTE 3 - INVESTMENTS, (continued)

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2014
	Residential	Commercial	Total
No allowance for credit losses	$20,997	$6,373	$27,370

	December 31, 2013
	Residential	Commercial	Total
No allowance for credit losses	$19,561	$11,697	$31,258

A summary of information pertaining to impaired loans is as follows:

	December 31, 2014
	Residential	Commercial	Total

Average recorded investment	$20,071	$6,394	$26,465
Interest income recognized	556	369	925
Recorded investments on nonaccrual status	11,922	3,510	15,432
Amount of interest income recognized using the cash basis method
of accounting	527	369	896

	December 31, 2013
	Residential	Commercial	Total

Average recorded investment	$20,116	$7,225	$27,341
Interest income recognized	241	711	952
Recorded investments on nonaccrual status	17,526	3,510	21,036
Amount of interest income recognized using the cash basis method
of accounting	217	715	932

Troubled Debt Restructuring

At December 31, 2014, the Company had 48 residential mortgage loans with restructured terms with a carry value of $19,105 and interest income of $556, and two commercial mortgage loans with restructured terms with a carry value of $6,373 and interest income of $369. At December 31, 2013, the Company had 37 residential mortgage loans with restructured terms with a carry value of $14,931 and interest income of $294, and two commercial mortgage loans with restructured terms with a carry value of $6,402 and interest income of $313. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were 10 and 21 short sales on residential mortgage loans in 2014 and 2013, respectively.

The Company had one commercial real estate property impairment in 2014 and one impairment in 2013. Impairment losses of $200 and $250 were recorded for commercial real estate for the years ended December 31, 2014 and 2013, respectively. The Company had three residential real estate property impairments in 2014 and three impairments in 2013. Impairment losses of $81 and $188 were recorded for residential real estate for the years ended December 31, 2014 and 2013, respectively. Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

27

NOTE 3 - INVESTMENTS, (continued)

The Company had one and two commercial real estate sales in 2014 and 2013, respectively, and recorded a gain of $2,352 and $2,155 respectively. The Company had twelve and ten residential real estate sales in 2014 and 2013, respectively, and recorded a gain of $1,045 and $575 respectively. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The commercial real estate properties classified as held for sale have recorded values of $8,700 and $9,654 for the years ended December 31, 2014 and 2013, respectively. The residential real estate properties classified as held for sale have recorded values of $293 and $0 for the years ended December 31, 2014 and 2013, respectively.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale within one year based on economic factors.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Offsetting and Netting of Assets and Liabilities

As of December 31, 2014 and 2013, respectively, the Company held call options with gross recognized assets of $38,970 and $71,654 and gross recognized liabilities of $20,572 and $48,037. The gross recognized liabilities of $20,572 and $48,037, respectively, were offset with the gross recognized assets of $38,970 and $71,654, respectively, in accordance with SSAP No. 64, Offsetting and Netting of Assets and Liabilities. The net asset amount of $18,398 and $23,617, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2014	2013	2012
Income:
Bonds	$315,831	$337,566	$359,940
Preferred stocks	183	521	762
Common stocks	7,540	24,837	16,788
Mortgage loans	74,909	79,417	73,384
Real estate *	18,388	18,852	19,249
Loans on insurance contracts	18,726	18,400	19,957
Short-term investments	73	38	163
Derivatives	41,041	(42,575)	(6,596)
Other investments	22,517	20,410	21,414
Amortization of interest maintenance reserve	7,192	7,469	6,458
Gross investment income	506,400	464,935	511,519
Expenses:
Depreciation	4,591	5,073	4,495
Other	40,062	44,429	39,342
Total investment expenses	44,653	49,502	43,837
Net investment income	$461,747	$415,433	$467,682

* Includes amounts for the occupancy of company-owned property of $8,211, $8,531 and $8,383 in 2014, 2013, and 2012, respectively.

Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

28

NOTE 3 - INVESTMENTS, (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2014 about the Company’s financial assets and liabilities measured and reported at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$-	$209	$209
Total bonds	-	-	209	209
Common stock
Industrial and miscellaneous (unaffiliated)	392,432	-	-	392,432
Parent, subsidiaries and affiliates	1,672	-	-	1,672
Total common stocks	394,104	-	-	394,104
Other investments	21,302	-	-	21,302
Derivative assets
Index & exchange traded index call options	17,792	18,398	-	36,190
Equity put options	-	-	-	-
Total other investments	39,094	18,398	-	57,492
Separate account assets	6,679,921	-	-	6,679,921
Total assets at fair value	$7,113,119	$18,398	$209	$7,131,726

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$10,826	$-	$-	$10,826
Total liabilities at fair value	$10,826	$-	$-	$10,826

29

NOTE 3 - INVESTMENTS, (continued)

The following table provides information as of December 31, 2013 about the Company’s financial assets and liabilities measured and reported at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$-	$88	$88
Total bonds	-	-	88	88
Common stock
Industrial and miscellaneous (unaffiliated)	371,208	-	-	371,208
Parent, subsidiaries and affiliates	3,430	-	-	3,430
Total common stocks	374,638	-	-	374,638
Other investments	287	-	-	287
Derivative assets
Index & exchange traded index call options	4,211	19,054	-	23,265
Equity put options	352	-	-	352
Total other investments	4,850	19,054	-	23,904
Separate account assets	6,581,398	-	-	6,581,398
Total assets at fair value	$6,960,886	$19,054	$88	$6,980,028

Liabilities at fair value
Derivative liabilities	$-	$-	$-	$-
Total liabilities at fair value	$-	$-	$-	$-

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, certain index and exchange traded index call options and equity put options. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted net asset values in active markets for identical securities. Exchange traded call options are classified as Level 1. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 – Financial Assets

These assets include Index call options. The Company used broker quotes for the monthly valuation of Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, Index call options are classified as Level 2.

Level 3 - Financial Assets

The Company classified non-agency mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2014 and 2013. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes default rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements.

30

NOTE 3 - INVESTMENTS, (continued)

The following table summarizes changes to our financial instruments for the year-end December 31, 2014 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2014
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$88	$293	$(138)	$(30)	$37	$(41)	$209
Total assets	$88	$293	$(138)	$(30)	$37	$(41)	$209

The following table summarizes changes to our financial instruments for the year-end December 31, 2013 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2014
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$5,940	$86	$(5,828)	$(91)	$23	$(42)	$88
Total assets	$5,940	$86	$(5,828)	$(91)	$23	$(42)	$88

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. There were no transfers between Level 1 and 2 during 2014 or 2013.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value for the period ended December 31, 2014:

Securities
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$209	Discounted	Constant prepayment	16% - 18%	Decrease
backed securities ³		cash flows	rate	(17%)
			Constant default rate	1% - 1%	Decrease
(1%)
			Loss severity	22% - 40%	Decrease
(31%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities and includes $0 of investment grade securities based on NAIC rating.
31

NOTE 3 - INVESTMENTS, (continued)

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value for the period ended December 31, 2013:

Securities
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$88	Discounted	Constant prepayment	12% - 13%	Decrease
backed securities ³		cash flows	rate	(9%)
			Constant default rate	1% - 2%	Decrease
(1%)
			Loss severity	5% - 35%	Decrease
(24%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate a carrying value. The fair values are also categorized into the three-level fair value hierarchy as described previously:

As of December 31, 2014:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$7,371,971	$6,970,047	$-	$6,078,204	$1,293,767
Preferred stocks	2,389	1,815	-	-	2,389
Common stocks	408,608	408,608	394,104	14,504	-
Mortgage loans	1,504,955	1,402,651	-	-	1,504,955
Cash, cash equivalents and short-term
investments	158,315	158,315	158,315	-	-
Loans on insurance contracts	372,093	339,893	-	-	372,093
Other investments	71,172	70,074	39,978	27,033	4,161
Investment income due and accrued	79,876	79,876	79,876	-	-
Separate account assets	6,679,996	6,679,996	6,679,996	-	-
Total financial assets	$16,649,375	$16,111,275	$7,352,269	$6,119,741	$3,177,365

Liabilities:
Deposit-type funds	$672,904	$672,362	$-	$-	$672,904
Derivative liabilities	10,826	10,826	10,826	-	-
Separate account liabilities	6,679,996	6,679,996	6,679,996	-	-
Total financial liabilities	$7,363,726	$7,363,184	$6,690,822	$-	$672,904

32

NOTE 3 - INVESTMENTS, (continued)

As of December 31, 2013:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$6,833,951	$6,538,206	$-	$5,780,582	$1,053,369
Preferred stocks	4,134	3,723	-	1,998	2,136
Common stocks	386,385	386,385	374,638	11,747	-
Mortgage loans	1,430,875	1,378,231	-	-	1,430,875
Cash, cash equivalents and short-term
investments	176,618	176,618	176,618	-	-
Loans on insurance contracts	329,283	315,211	-	-	329,283
Other investments	37,075	36,452	5,624	27,065	4,386
Investment income due and accrued	80,054	80,054	80,054	-	-
Separate account assets	6,581,547	6,581,547	6,581,547	-	-
Total financial assets	$15,859,922	$15,496,427	$7,218,481	$5,821,392	$2,820,049

Liabilities:
Deposit-type funds	$543,294	$543,297	$-	$-	$543,294
Derivative liabilities	-	-	-	-	-
Separate account liabilities	6,581,547	6,581,547	6,581,547	-	-
Total financial liabilities	$7,124,841	$7,124,844	$6,581,547	$-	$543,294

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair values of commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. The fair value of residential mortgage loans was determined based on a discounted cash flow methodology performed by a third party. The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

33

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded index call options and equity put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. Index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are also assigned to Level 2. The fair value for other investments assigned to Level 3 are based on quoted market prices where available or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2014 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$209,722	$9,652	$219,374
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	209,722	9,652	219,374
Deferred tax assets non-admitted	40,086	-	40,086
Subtotal net admitted deferred tax assets	169,636	9,652	179,288
Deferred tax liabilities	(25,015)	(69,468)	(94,483)
Net admitted deferred tax assets/(net deferred tax liability)	$144,621	$(59,816)	$84,805

34

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2014 is:

	Ordinary	Capital	Total
Admission calculation components - SSAP No. 101
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$84,805	$-	$84,805
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$84,805	$-	$84,805
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$230,395
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$84,831	$9,652	$94,483
Deferred tax assets admitted as the result of application
of SSAP No. 101	$169,636	$9,652	$179,288

The components of the net deferred tax asset/(liability) as of December 31, 2013 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$238,388	$9,672	$248,060
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	238,388	9,672	248,060
Deferred tax assets non-admitted	56,431	-	56,431
Subtotal net admitted deferred tax assets	181,957	9,672	191,629
Deferred tax liabilities	(22,550)	(71,123)	(93,673)
Net admitted deferred tax assets/(net deferred tax liability)	$159,407	$(61,451)	$97,956

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2013 is:

	Ordinary	Capital	Total
Admission calculation components - SSAP No. 101
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$97,956	$-	$97,956
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$97,956	$-	$97,956
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$350,516
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$84,001	$9,672	$93,673
Deferred tax assets admitted as the result of application
of SSAP No. 101	$181,957	$9,672	$191,629

35

NOTE 4 - INCOME TAXES (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2013 to December 31, 2014 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$(28,666)	$(20)	$(28,686)
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	(28,666)	(20)	(28,686)
Deferred tax assets non-admitted	(16,345)	-	(16,345)
Subtotal net admitted deferred tax assets	(12,321)	(20)	(12,341)
Deferred tax liabilities	(2,465)	1,655	(810)
Net admitted deferred tax assets/(net deferred tax liability)	$(14,786)	$1,635	$(13,151)

	Ordinary	Capital	Total
Admission calculation components - SSAP No. 101
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$(13,151)	$-	$(13,151)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$(13,151)	$-	$(13,151)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$(120,121)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$830	$(20)	$810
Deferred tax assets admitted as the result of application
of SSAP No. 101	$(12,321)	$(20)	$(12,341)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2014	2013
Ratio percentage used to determine recovery period and
threshold limitation above [Ex DTA ACL RBC ratio]	1,367%	1,362%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,535,968	$1,450,527

There were no tax planning strategies utilized as of December 31, 2014 or 2013.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2014	2013	2012
Federal	$(8,803)	$(34,127)	$(18,961)
Foreign	-	-	-
Subtotal	(8,803)	(34,127)	(18,961)
Federal income tax on net capital gains	24,675	7,506	20,434
Other	(189)	9	(363)
Federal and foreign income tax incurred	$15,683	$(26,612)	$1,110

36

NOTE 4 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2014	2013	2012	from 2013	from 2012

Ordinary
Discounting of unpaid losses	$121	$132	$164	$(11)	$(32)
Unearned premium reserve	497	434	439	63	(5)
Policyholder reserves	42,104	42,815	55,289	(711)	(12,474)
Investments	1,451	2,176	2,675	(725)	(499)
Deferred acquisition costs	73,793	71,067	78,363	2,726	(7,296)
Policyholder dividends accrual	8,534	8,712	8,707	(178)	5
Fixed assets	696	734	824	(38)	(90)
Compensation and benefits accrual	41,069	38,663	35,984	2,406	2,679
Receivables - non-admitted	24,993	22,835	31,142	2,158	(8,307)
Net operating loss carry-forward	-	36,121	41,905	(36,121)	(5,784)
Tax credit carry-forward	960	1,225	1,225	(265)	-
Other (including items <5% of total
ordinary tax assets)	15,504	13,474	12,175	2,030	1,299
Subtotal	209,722	238,388	268,892	(28,666)	(30,504)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted deferred tax assets	40,086	56,431	136,860	(16,345)	(80,429)
Admitted ordinary deferred tax assets	$169,636	$181,957	$132,032	$(12,321)	$49,925

Capital
Investments	$3,431	$3,104	$30,432	$327	$(27,328)
Real Estate	5,034	4,951	4,072	83	879
Other (including items <5% of total
ordinary tax assets)	1,187	1,617	587	(430)	1,030
Subtotal	9,652	9,672	35,091	(20)	(25,419)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted	-	-	21,488	-	(21,488)
Admitted capital deferred tax assets	9,652	9,672	13,603	(20)	(3,931)
Admitted deferred tax assets	$179,288	$191,629	$145,635	$(12,341)	$45,994

Deferred tax liabilities:
Ordinary
Investments	$4,249	$3,700	$4,207	$549	$(507)
Fixed assets	9,037	6,566	5,074	2,471	1,492
Policyholder reserves	6,711	7,745	2,702	(1,034)	5,043
Unearned commissions	4,256	3,690	3,755	566	(65)
Other (including items <5% of total
ordinary tax liabilities)	762	849	940	(87)	(91)
Subtotal	$25,015	$22,550	$16,678	$2,465	$5,872

37

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2014	2013	2012	from 2013	from 2012
Capital
Investments	$69,468	$70,900	$23,851	$(1,432)	$47,049
Real estate	-	223	332	(223)	(109)
Subtotal	$69,468	$71,123	$24,183	$(1,655)	$46,940

Deferred tax liabilities	$94,483	$93,673	$40,861	$810	$52,812

Net deferred tax assets	$84,805	$97,956	$104,774	$(13,151)	$(6,818)

The change in the net admitted deferred tax assets was $(13,151), $(6,818) and $8,458 for the years ended December 31, 2014, 2013 and 2012, respectively. The change in non-admitted deferred tax assets of $(16,345), $(101,917) and $(10,368) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2014, 2013 and 2012, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2014	2013	Change
Total gross deferred tax assets	$219,374	$248,060	$(28,686)
Total deferred tax liabilities	94,483	93,673	810
Net deferred tax asset	$124,891	$154,387	(29,496)
Tax effect of change in unrealized gains and pension liability			5,651
Change in net deferred income tax			$(23,845)

	2013	2012	Change
Total gross deferred tax assets	$248,060	$303,983	$(55,923)
Total deferred tax liabilities	93,673	40,861	52,812
Net deferred tax asset	$154,387	$263,122	(108,735)
Tax effect of change in unrealized gains and pension liability			28,811
Adjust beginning balance from PRBA, Inc. dissolution			(153)
Change in net deferred income tax			$(80,077)

	2012	2011	Change
Total gross deferred tax assets	$303,983	$293,136	$10,847
Total deferred tax liabilities	40,861	28,104	12,757
Net deferred tax asset	$263,122	$265,032	(1,910)
Tax effect of change in unrealized gains and pension liability			8,098
Adjust due to BNL Financial dissolution			(45)
Change in net deferred income tax			6,143

38

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Net gain from operations before income taxes	$116,309	$85,735	$83,175
Net realized capital gains before income taxes	33,284	135,158	33,630
Term coinsurance agreement and emerging profits	(3,856)	(182)	(19,697)
Prior year errors	(10,931)	9,740	(5,440)
Change in pension liability	-	-	(3,310)
Change in unauthorized reinsurance	-	22	(19)
Total pre-tax statutory income	134,806	230,473	88,339
Change in non-admitted assets	(6,163)	23,730	(3,270)
IMR amortization	(6,952)	(7,397)	(6,346)
Affordable Care Act assessment	8,154	-	-
Tax-exempt income	(17,443)	(19,182)	(16,796)
Intercompany reinsurance transaction	-	(49,097)	-
Realized gain on dissolution of subsidiary	-	(1,539)	-
Investment in subsidiary held for sale	-	(4,576)	(64,179)
Dividend from affiliate	-	(18,499)	(10,253)
IRS examination	-	-	99
Non-deductible expense	2,356	2,469	2,697
Other	(380)	(2,440)	(26)
Subtotal	114,378	153,942	(9,735)
Statutory tax rate	0.35	0.35	0.35
Subtotal	40,032	53,880	(3,407)
Change in federal income tax reserve	-	-	(416)
Tax credits	(504)	(415)	(1,210)
Total statutory income taxes	$39,528	$53,465	$(5,033)

Federal and foreign income tax incurred	$15,683	$(26,612)	$1,110
Change in deferred income tax	23,845	80,077	(6,143)
Total statutory income taxes	$39,528	$53,465	$(5,033)

The Company has carryovers to subsequent years as follows:

Year of Origination	Foreign Tax Credit Amount	Year of Expiration
2007	$139	$2017
2008	$373	2018
2009	$410	2019
2012	$38	2022

At December 31, 2014, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The amount of federal income taxes incurred in the current year and each of the two preceding years, which is available for recoupment in the event of future losses is $0.

There were no deposits admitted under IRC Section 6033.

39

NOTE 4 - INCOME TAXES, (continued)

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	The Union Central Life Insurance Company
Ameritas Investment Partners, Inc.	Calvert Investments, Inc.
Ameritas Mortgage Funding, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
Ameritas Investment Corp.	Calvert Investment Services, Inc.
Acacia Life Insurance Company

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

On September 25, 2014, the Company received $2,000 as a return of capital from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

On September 22, 2014 the Company made a capital contribution of $10,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

On July 30, 2014, the Company made a capital contribution of $6,000 to its wholly owned subsidiary, AIC. No additional shares were issued.

The Company sold AFSB to Stifel Bank & Trust on October 31, 2013. Per the sales agreement, a final true-up to the initial sales price occurred during 2014 for ($219) and settled in cash which was recognized as a pre-tax realized capital loss on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Effective December 1, 2013, PRBA, Inc. was dissolved and the net assets of PRBA were distributed to the Company. The Company recognized a realized gain of $1,539 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

During 2013 in order for the Company to surrender its license to sell insurance business in the state of New York, the Company entered into a series of reinsurance transactions to transfer the majority of its New York issued policies to Ameritas-NY as follows:

Effective May 31, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Treaty) whereby the Company transferred its New York issued Universal Life, Single Premium Deferred Annuity, Flexible Annuity, Group Retirement Annuities, and Term policies to Ameritas-NY. The New York State Department of Financial Services (NY-DFS) approved the transaction on April 11, 2013 and the Department approved the transaction on April 12, 2013.

On May 31, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of May 31, 2013 and in June 2013 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

40

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

As of May 31, 2013, the following activity was recorded associated with the Treaty:

Reserves for life policies	$717,558
Interest maintenance reserve	44,929
Less: Loans on insurance contracts	17,140
Less: Due, deferred and advance premiums	4,935
Net obligations transferred	740,412
Initial asset transfer at May 31	(733,683)
Additional cash settlement made during June	$6,729

The initial asset transfer on May 31 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$622,823	$566,804
Mortgage loans	98,000	89,603
Investment income due and accrued	6,873	6,873
Cash	5,987	5,987
Total	$733,683	$669,267

The difference between the book value of the bonds and mortgage loans transferred of $656,407 and the fair value of $720,823 was recorded as a realized gain or loss, which was categorized in either the IMR ($64,544) or the AVR $128 consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Treaty:

Pre-tax impact	$-
Federal income tax impact	28,432
Net realized capital gains (losses) impact	22,591
Net income impact	$51,023

Net impact on surplus	$15,641

In 2013, a tax benefit of $28,432 was recorded associated with the assumption in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The tax benefit included a timing difference of $12,551 associated with the transfer of statutory reserves in excess of tax reserves and tax deferred acquisition costs. The permanent tax benefit difference of $15,881 was associated with the transfer of assets to support liabilities for which the Company had no tax basis. The impact on net realized capital gains (losses) was the result of a timing difference between the recognition of federal income taxes on interest related gains between statutory accounting and federal income tax basis. This difference was offset in surplus through the change in deferred income taxes.

Effective August 30, 2013, the Company and Ameritas-NY entered into three separate coinsurance/modified coinsurance agreements (the Coinsurance Treaties) to reinsure 100% of both the general account risk and separate account risk on the Company’s New York issued variable universal life, variable annuity and group annuity policies with Ameritas-NY. The general account was reinsured on a coinsurance basis and the separate account was reinsured on a modified coinsurance basis. NY-DFS approved these agreements on May 8, 2013 and the Department approved these agreements on July 15 and July 16, 2013.

41

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective August 30, 2013, the Company and Ameritas-NY entered into a coinsurance agreement (the Coinsurance Treaties) to reinsure 100% of the retained portion of the Company’s New York issued participating whole life block of business (Closed Block). A second agreement was also entered into effective August 30, 2013 between Ameritas-NY and the Company to retrocede the New York issued Closed Block policies from Ameritas-NY back to the Company on a coinsurance with funds withheld basis. The retrocession was necessary so that the Closed Block remains intact per the Closed Block Memorandum. NY-DFS approved these agreements on May 29, 2013 and the Department approved these transactions on July 16, 2013.

On August 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. In September 2013, the final valuation of the liabilities transferred was calculated as of August 30 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

As of August 30, 2013, the following activity was recorded associated with the Coinsurance Treaties:

Reserves for life policies	$91,301
Reserves for unpaid claims	422
Dividends payable to policyholders	1,082
Interest maintenance reserve	3,458
Less: Loans on insurance contracts	7,046
Less: Due, deferred and advance premiums	513
Net obligations transferred	88,704
Initial assets transfer at August 30	(88,534)
Additional cash settlement made during September	$170

Coinsurance with funds withheld receivable	$47,016

Modco reserve adjustment	$149,012

The initial asset transfer on August 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$76,201	$72,273
Mortgage loans	10,831	10,210
Investment income due and accrued	848	848
Cash	654	654
Total	$88,534	$83,985

The final asset transfer of $170 was settled in cash. The difference between the book value of the bonds and mortgage loans transferred of $82,483 and the fair value of $87,032 was recorded as a realized gain or loss, which was categorized in either the IMR ($4,515) or the AVR ($34) consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Coinsurance Treaties:

Pre-tax impact	$-
Federal income tax impact	484
Net realized capital gains (losses) impact	1,580
Net income impact	$2,064

Net impact on surplus	$429

42

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In 2013, a tax benefit of $484 was recorded associated with the Coinsurance Treaties in the Summary of Operations and Change in Capital and Surplus – Statutory Basis. This tax benefit was a permanent difference associated with the transfer of assets to support liabilities for which the Company had no tax basis.

The Company ceased to maintain its existing license status in the state of New York effective close of business on September 30, 2013. To protect the remaining New York issued business not covered by assumption and other reinsurance transactions, pursuant to the requirement of Section 1105 of the New York Insurance Law and NY-DFS Regulation 109 (11 N.Y.C.R.R. Part 88), the Company will continue to administer and service those policies under a plan approved by the State of New York. The Company established a New York approved custodial account, in a New York domestic bank funded with assets approved by the NY-DFS. The fair market value of assets held in trust will at all times be at least 117% of the outstanding general account liabilities for the remaining New York issued policies, reduced by policy loans, without regard to the effect of any reinsurance of any remaining New York issued policies. The amounts held in custody will continue to be reported in the general account assets and policy obligations associated with the remaining New York issued policies will continue to be reported as general account liabilities by the Company. On September 30, 2013, approximately $133,000 of assets were placed in the separate custodian account on behalf of the Company’s remaining New York policyholders. At December 31, 2014 and 2013, assets at fair value of $125,843 and $131,922 were held in custody to support these obligations.

Effective November 30, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Phoenix Home Life assumption) whereby the Company transferred its disability income business reinsured from Phoenix Mutual Home Life Insurance Company to Ameritas-NY.

On November 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of November 30 and in December 2013 it was determined that an additional cash settlement was required for the obligations assumed.

Reserves for accident and health policies	$30,504
Interest maintenance reserve	1,560
Less: Due, deferred and advance premiums	17
Net obligations transferred	32,047
Initial asset transfer at November 30	(34,087)
Additional cash settlement made during December	$(2,040)

The initial asset transfer on November 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$28,203	$26,141
Mortgage loans	5,559	5,197
Investment income due and accrued	325	325
Total	$34,087	$31,663

The final asset transfer of $2,040 was settled in cash. The difference between the book value of bonds and mortgage loans transferred of $31,338 and the fair value of $33,762 was recorded as a realized gain or loss, which was categorized in either the IMR ($2,410) or the AVR ($14) consistent with the Annual Statement Instructions.

43

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Phoenix Home Life assumption transaction:

Pre-tax impact	$-
Federal income tax impact	2,117
Net realized capital gains (losses) impact	844
Net income impact	$2,961

Net impact on surplus	$(249)

Effective October 31, 2013, the Company sold its shares of AFSB to Stifel Bank & Trust for $61,355, less estimated selling cost of ($562), net of 2012 accrual reversals, and recognized a pre-tax capital gain on the sale of $27,701 with a federal income tax benefit of $17,359. The net after tax impact of this sale transaction of $45,060 is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. An in-kind dividend distribution of residential mortgage loans with a fair value of $13,382 and real estate with a fair value of $1,286 was received from AFSB immediately prior to the sale. Of these amounts, the distribution amount of $2,169 was reflected as a reduction to the Company’s carrying amount in the Balance Sheets – Statutory Basis due to the distribution being in excess of AFSB’s undistributed accumulated earnings on the Company’s books.

Effective September 26, 2013, a downstream company, The Estates of Marlboro Riding LLC, was liquidated into its parent, Griffin, a wholly owned subsidiary of the Company. In connection with this liquidation, the Company received $7,000 as a return of capital from Griffin which was accounted for as a reduction in its carrying value.

On July 23, 2013, the Company received a Put Notice from Centralife Annuities Services, Inc. (CASI) to tender its entire share holdings of AIC to the Company. The settlement date was on August 23, 2013 whereby the Company purchased from CASI the remaining 45,023 outstanding shares of AIC for $2,393. An additional settlement occurred during October 2013 of $287 which was paid to CASI. The Company became the 100% owner of AIC at September 30, 2014.

On May 31, 2013 and December 30, 2013, respectively, the Company made capital contributions of $65,000 and $25,000 to Ameritas-NY. No additional shares were issued.

On April 30, 2013, the Company made a $4,000 capital contribution to AIC. Prior to this contribution, the Company owned 80% of AIC with CASI owning the remaining 20%. CASI elected not to make a contribution on this date, whereby the capital contribution was re-characterized to issue 74,891 additional shares of common stock to the Company. The Company owned 85% of AIC as of April 30, 2013. On November 30, 2012, the Company made an $800 capital contribution to AIC.

The Company sold its 100 percent common stock ownership in BNL Assurance to an outside party for $21,336 less selling costs of $62 and recognized a realized gain on the sale of $2,383 on March 31, 2013, which is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

On December 31, 2012, in conjunction with the anticipated sale of AFSB, the Company purchased residential mortgage loans of $282,873 and real estate of $2,269 from AFSB, which represented the fair value of the loans and real estate. The residential mortgage loans and real estate were recorded by the Company at their fair value. Additionally on this date and in conjunction, the Company made a capital contribution of $7,215 to AFSB. The Company received a common stock dividend in the amount of $10,000 from AFSB on April 30, 2012.

44

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective October 1, 2012, ARC was dissolved and the net assets of ARC were distributed to the Company. The Company recognized a realized loss of $1,345 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at December 31, 2012.

In June of 2012, a definitive agreement was reached to sell 100 percent of the stock of AFSB to Customers Bancorp Inc. Subject to receiving regulatory approval, the transaction was targeted to be closed in early 2013. At December 31, 2012, the Company valued AFSB at its fair value minus estimated selling costs and recognized a pre-tax unrealized loss of $63,800 and a pre-tax realized loss of $7,080 on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. In April 2013, the companies mutually agreed to terminate this agreement to sell the AFSB stock.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Calvert Variable Products, Inc. (CVP), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,723,504 and $1,700,410 as of December 31, 2014 and 2013, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $23,644, $22,692 and $22,283 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2014 and 2013,which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2014	2013
Ameritas Holding Company	$(3,829)	$(3,691)
Ameritas Life Insurance Corp. of New York	544	(90)
Ameritas Investment Corp.	489	451
Ameritas Investment Partners, Inc.	362	367
Calvert Investments, Inc.	409	1,241
Griffin Realty, LLC	9	9
Total	$(2,016)	$(1,713)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $14,877, $22,702 and $20,702 for the years ended December 31, 2014, 2013 and 2012, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $11,370, $11,003 and $10,394 of which $11,153, $10,795 and $10,217 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company is charged a fee for the use of furniture and equipment owned by an affiliate. The amount of fees recorded relating to these transactions was $540, $1,269 and $2,198 for the years ended December 31, 2014, 2013 and 2012, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

45

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method. Effective September 22, 2014, the Company established a Rabbi Trust to protect the interests of certain deferred compensation participants. Assets of $20,724 were transferred to U.S. Bank, N.A., the trustee of the Rabbi Trust, on behalf of these participants.

In 2013, the liability for two non-qualified, unfunded defined benefit plans was transferred to the Company as a result of the sale of an affiliated entity. As a result of this transaction, $1,045 of obligations were transferred to the Company.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2014	2013	2012
Benefit obligation at beginning of year	$45,570	$47,822	$44,560
Service cost	269	304	238
Interest cost	1,992	1,833	2,049
Actuarial (gain) loss	5,860	(1,679)	4,606
Benefits paid	(3,721)	(3,755)	(3,631)
Transfer	-	1,045	-
Benefit obligation at end of year	$49,970	$45,570	$47,822

	Pension Benefits
	2014	2013	2012
Underfunded
Liabilities recognized
Accrued benefit costs	$31,040	$31,433	$30,829
Liability for pension benefits	18,930	14,137	16,993
Total liabilities recognized	$49,970	$45,570	$47,822
Unrecognized liabilities	$18,930	$14,137	$16,993

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2014	2013	2012
Service cost	$269	$304	$238
Interest cost	1,992	1,833	2,049
Amount of recognized losses	1,065	1,568	1,099
Amount of prior service cost recognized	2	2	-
Total net periodic benefit cost	$3,328	$3,707	$3,386

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2014	2013	2012
Items not yet recognized as a component of net
periodic cost - prior year	$14,137	$16,993	$13,485
Net prior service credit recognized	(2)	(2)	-
Net (gain) loss arising during the period	5,860	(1,286)	4,606
Net loss recognized	(1,065)	(1,568)	(1,098)
Items not yet recognized as a component of net
periodic cost - current year	$18,930	$14,137	$16,993

46

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2014	2013	2012
Net prior service cost	$2	$2	$2
Net recognized losses	1,442	1,111	1,365

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2014	2013	2012
Net prior service cost	$2	$5	$7
Net unrecognized losses	18,928	14,132	16,986

The weighted-average assumptions are as follows:

	Pension Benefits
	2014	2013	2012
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	4.54%	3.76%	4.76%
Rate of compensation increase	4.41%	4.39%	4.39%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	3.89%	4.54%	3.76%
Rate of compensation increase	4.42%	4.41%	4.39%

Future expected pension benefit payments are as follows:

Year	Amount
2015	$3,640
2016	$3,597
2017	$3,604
2018	$3,523
2019	$3,481
2020-2024	$19,521

47

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the defined pension benefit plan is as follows:

	December 31,	December 31,
	2014	2013
Accumulated benefit obligation	$48,658	$43,644

Projected benefit obligation (PBO)	$49,970	$45,570
Unfunded status (PBO - Plan assets)	$49,970	$45,570

Unrecognized items:
Prior service cost, net of tax	$2	$3
Unrecognized losses, net of tax	12,303	9,186
Total unrecognized items, net of tax	$12,305	$9,189

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2014, 2013 and 2012 totaling $19,811, $19,726 and $14,681, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2014, 2013 and 2012.

The Company held a pre-funded pension expense receivable due from AHC. The balance of the prefunded pension expense receivable was $5,000 at December 31, 2013 and was a non-admitted asset.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $9,703, $9,280 and $8,990 in 2014, 2013 and 2012, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts. In 2014, 2013 and 2012, the Company paid $0, $1,300 and $1,300, respectively to AHC on behalf of its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $162,096 in dividends in 2015, without prior approval. The Company paid ordinary dividends of $20,000, $20,000 and $50,000 to AHC, its parent, in 2014, 2013 and 2012, respectively.

48

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2014	2013	2012
Unrealized capital gains, net of taxes	$78,762	$68,441	$64,619
Non-admitted asset values	(111,495)	(121,678)	(249,528)
Asset valuation reserve	(150,223)	(132,382)	(120,181)
Liability for reinsurance in unauthorized companies	-	-	(21)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes. The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2014, 2013 and 2012 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,897 and $49,888 at December 31, 2014 and 2013, respectively, (face value of $50,000 less unamortized discount of $103 and $112 in 2014 and 2013, respectively) was recorded in capital and surplus.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2014 and 2013, respectively, the Company had outstanding agreements to fund mortgages totaling $59,861 and $30,712. In addition at December 31, 2014 and 2013, respectively, the Company has committed to invest $79,171 and $77,249 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

The Company has a $15,000 unsecured line of credit available at December 31, 2014. No balance was outstanding at any time during 2014 and 2013. The line of credit expires May 31, 2015.

Affordable Care Act (ACA) Assessments

The Company is subject to an annual fee under section 9010 of the Federal Affordable Care Act (ACA). This annual fee is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. As of December 31, 2014, the Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2015. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2015 to be $10,900. This amount is reflected in special surplus – Affordable Care Act fee assessment on the Balance Sheets – Statutory Basis. This assessment is expected to impact the Company’s Authorized Control Level of the NAIC Risk Based Capital (RBC) calculation by an increase of $6.

Reporting the ACA assessment as of December 31, 2014 and 2013 would not have triggered and RBC action level.

	2014	2013
ACA fee assessment payable for the upcoming year	$10,900	$7,325
ACA fee assessment paid	8,154	-
Premium written subject to ACA 9010 assessment	623,805	590,037
Total Adjusted Capital before surplus adjustment	1,787,850	xxx
Authorized Control Level before surplus adjustment	124,559	xxx
Total Adjusted Capital after surplus adjustment	1,776,950	xxx
Authorized Control Level after surplus adjustment	124,565	xxx

49

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2014, 2013 and 2012 the charge to operations related to these assessments was not significant. The estimated liability of $2,926 and $3,030 at December 31, 2014 and 2013, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2014 and 2013, the Company had a receivable of $2,156 and $2,049, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2014 and 2013.

Uncollectibility of Assets

The Company had admitted assets of $8,599 and 7,841 at December 31, 2014 and 2013, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the year ended December 31:

	2014	2013	2012
Net reimbursement for administrative expenses (including
administrative fees) in excess of actual expenses	$1,830	$2,016	$1,725
Net gain from operations	$1,830	$2,016	$1,725

Total claim payment volume	$136,424	$133,418	$138,416

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the year ended December 31:

	2014	2013	2012
Gross reimbursement for medical cost incurred	$19,644	$19,270	$16,919
Other income or expenses (including interest paid
to or received from plans)	11	12	12
Gross expenses incurred (claims and administrative)	18,569	18,315	16,370
Net gain from operations	$1,086	$967	$561

50

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2020. Certain rental commitments have renewal options extending through the year 2020. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,720, $4,666 and $4,496 in 2014, 2013 and 2012, respectively. In addition, the Company entered into a space sharing agreement with Calvert in January 2011 and the amount expensed was $494 for the years ended December 31, 2014, 2013 and 2012.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2014:

2015	$3,855
2016	3,350
2017	2,884
2018	2,514
2019 and thereafter	5,287
$17,890

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, Tax Favored Benefits (TFB) for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting authority. The total amount of direct premiums written by TFB was $117,110, $91,145 and $95,164 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $301,521, $269,276 and $288,879 for the years ended December 31, 2014, 2013 and 2012, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Bonds and cash with a book/adjusted carrying value of $125,578 and $143,413 at December 31, 2014 and 2013, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company was required by the NY-DFS to place bonds with a book/adjusted carrying value of $113,206 and $122,726 and cash of $4,177 and $171 at December 31, 2014 and 2013, respectively, into a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2014 and through March 25, 2015, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

51

NOTE 14 – REINSURANCE, (continued)

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2014	2013	2012
Assumed	$69,217	$125,187	$76,787
Ceded	(185,672)	(451,971)	(210,587)
Reinsurance premiums, net	(116,455)	(326,784)	(133,800)

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The following is a summary of affiliated transactions through reinsurance operations (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties for 2013 transaction detail):

	Years Ended December 31
	2014	2013	2012
Premium income:
Assumed	$3,482	$53,410	$308
Ceded	(271)	258,736	-
Reserves for life, accident and health policies:
Assumed	49,639	50,495	595
Ceded	92,039	131,637	-

The Company recaptured a Hannover monthly renewal term reinsurance treaty effective January 1, 2012. As a result of this recapture, the following was recorded in January 2012:

Amount
Recapture settlement (increase in ceded premiums)	$(14,506)
Release of ceded claims and in course of settlement liabilities	(7,864)
Release of ceded reserve liability	(4,833)
Pre-tax impact of recapture	(27,203)
Federal income tax benefit	9,521
Net income impact of recapture	$(17,682)

Impact of recapture on unassigned surplus	$(17,682)

Upon the Merger during 2014, the Company elected to release the deferred IMR and emerging profits associated with a 2003 reinsurance treaty of the former Union Central that was novated during the Merger. There was a one-time adjustment of $3,856 as a direct decrease to unassigned surplus with offsetting increases to commission and expense allowances on reinsurance ceded and amortization of IMR. Overall, there was no impact to ending unassigned surplus for the Company at December 31, 2014.

52

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims in the Balance Sheets – Statutory Basis, is summarized as follows:

	2014	2013	2012
Total reserve for unpaid claims at January 1	$234,182	$245,524	$241,055
Less reinsurance assumed	(21,123)	(55,385)	(54,524)
Plus reinsurance ceded	106,966	110,293	107,666
Direct balance	320,025	300,432	294,197

Incurred related to:
Current year	514,844	489,102	456,482
Prior year	(3,346)	(3,383)	(10,484)
Total incurred	511,498	485,719	445,998

Paid related to:
Current year	422,064	405,041	380,092
Prior year	65,178	61,085	59,671
Total paid	487,242	466,126	439,763

Direct balance	344,281	320,025	300,432
Plus reinsurance assumed	18,353	21,123	55,385
Less reinsurance ceded	(111,132)	(106,966)	(110,293)
Total reserve for unpaid claims at December 31	$251,502	$234,182	$245,524

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,346, $3,383 and $10,484 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company paid assumed reinsurance claims of $61,597, $70,194 and $71,684 and incurred assumed reinsurance claims of $58,827, $35,932 and $72,545 for the years ended December 31, 2014, 2013 and 2012, respectively. The reinsurance assumed reserves were reduced in 2013 for $30,057 which was transferred to Ameritas NY for the Phoenix Home Life assumption (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties).

The Company paid ceded reinsurance claims of $15,095, $14,587 and $13,930, and incurred ceded reinsurance claims of $19,261, $11,260 and $16,557 for the years ended December 31, 2014, 2013 and 2012, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

53

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2014 and 2013, respectively, the Company had $4,682,645 and $4,894,075 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,181 and $23,875 at December 31, 2014 and 2013, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2014
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$977,780	$-	$-	$977,780	10.1%
At book value less current
surrender charge of 5% or more	429,516	-	-	429,516	4.4%
At fair value	-	-	5,772,725	5,772,725	59.5%
Total with adjustment or at fair value	1,407,296	-	5,772,725	7,180,021	74.0%
At book value without adjustment
(minimal or no charge)	1,877,027	-	-	1,877,027	19.3%
Not subject to discretionary withdrawal	645,735	-	-	645,735	6.7%
Total gross	3,930,058	-	5,772,725	9,702,783	100.0%
Reinsurance ceded	40,675	-	-	40,675
Total annuity reserves and
deposit-type funds	$3,889,383	$-	$5,772,725	$9,662,108

	2013
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,013,927	$-	$-	$1,013,927	10.8%
At book value less current surrender
charge of 5% or more	363,611	-	-	363,611	3.9%
At fair value	-	-	5,679,946	5,679,946	60.5%
Total with adjustment or at fair value	1,377,538	-	5,679,946	7,057,484	75.2%
At book value without adjustment
(minimal or no charge)	1,879,694	-	-	1,879,694	20.0%
Not subject to discretionary withdrawal	447,495	-	352	447,847	4.8%
Total gross	3,704,727	-	5,680,298	9,385,025	100.0%
Reinsurance ceded	39,888	-	-	39,888
Total annuity reserves and
deposit-type funds	$3,664,839	$-	$5,680,298	$9,345,137

54

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2014	2013
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,194,117	$3,097,861
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	22,904	23,681
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	672,362	543,297
	3,889,383	3,664,839
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	5,772,725	5,680,298
Total	$9,662,108	$9,345,137

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2014		2013
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,509	$3,573	$4,635	$3,256
Ordinary renewal	12,228	23,452	23,475	33,682
Group life	1	1	1	1
Group annuity	(4,618)	(4,618)	-	-
Total	$13,120	$22,408	$28,111	$36,939

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2014, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

55

NOTE 19 - SEPARATE ACCOUNTS, (continued)

As of December 31, 2014 and 2013 the Company’s Separate Account Statements included legally insulated assets of $6,679,996 and $6,581,547, respectively.

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2014	2013	2012
For the year ended December 31:
Premiums, considerations or deposits	$738,843	$741,472	$762,120
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$6,607,665	$6,503,080

Reserves subject to discretionary withdrawal:
At fair value	$6,607,665	$6,502,728
Not subject to discretionary withdrawal	-	352
Total included in “Separate account liabilities” in the
Balance Sheets – Statutory Basis	$6,607,665	$6,503,080

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2014	2013	2012
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$738,843	$741,472	$762,120
Transfers from the separate accounts	(980,606)	(996,806)	(883,968)
Net transfers from the separate accounts	(241,763)	(255,334)	(121,848)
Reconciling adjustments:
Other	(8)	(52)	58
Net transfers from separate accounts in the Summary of
Operations and Changes in Capital and Surplus –Statutory
Basis of the Company	$(241,771)	$(255,386)	$(121,790)

56

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2014	2013	2012
Statutory net income as reported	$129,843	$191,575	$95,859
Insurance reserves	(17,091)	76,515	38,283
Deferred policy acquisition costs and intangible assets	1,341	(18,492)	(10,071)
Deferred income taxes and other tax reclassifications	(27,771)	(64,892)	(41,264)
Gains and losses on investments	(3,125)	483	11,971
Income related to investments	6,948	(81,650)	(15,186)
Earnings of subsidiaries	4,862	(9,216)	4,641
Modco reserve adjustment	-	(12,272)	-
CARVM/CRVM reinsurance adjustment	-	5,746	-
Financing contracts	-	-	19,782
Other	1,715	4,094	11,923
GAAP net income	$96,722	$91,891	$115,938

	2014	2013	2012
Statutory surplus as reported	$1,623,458	$1,552,691	$1,348,409
Insurance reserves	(182,403)	(125,875)	(171,811)
Deferred policy acquisition costs and intangible assets	680,774	634,501	630,095
Deferred income taxes	(337,566)	(299,420)	(458,166)
Valuation of investments	391,158	284,495	773,511
Statutory investment reserves	179,759	164,803	151,802
Goodwill	13,383	13,383	13,383
Subsidiary equity	154,895	138,248	15,235
Statutory non-admitted assets	111,495	121,678	249,528
Surplus notes	(49,590)	(49,556)	(49,522)
Other	1,921	(5,066)	(4,710)
GAAP equity	$2,587,284	$2,429,882	$2,497,754

57

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)	Financial Statements:

The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2014.
Statements of Operations for the period ended December 31, 2014.
Statements of Changes in Net Assets for the periods ended December 31, 2014 and 2013.
Notes to Financial Statements for the periods ended December 31, 2014 and 2013.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2014 and 2013.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2014.
Statements of Cash Flows – Statutory Basis for each of the three years in the period ended December 31, 2014.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2014, 2013, and 2012.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24. Financial Statements and Exhibits

b) Exhibits

(1)		Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B1.
(2)		Custody Agreements. Not Applicable
(3)	(a)	Third Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-182090, filed February 25, 2015, EX.99.3(a).
(3)	(b)	Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(4)		Form of Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-122109, filed January 18, 2005, EX-4.
(5)		Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4/A Pre-Effective Amendment No. 1 to Registration No. 333-120972, filed March 22, 2005. EX-99.E.
(6)	(a)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.
(6)	(b)	Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.B.
(7)		Reinsurance Agreements. Not applicable.
(8)	(a)	Participation Agreements.
ProFunds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-122109, filed February 27, 2009, EX-99.H.
(8)	(b)	Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
(8)	(c)	Service Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX. 99.I(1).
(9)		Opinion and Consent of counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not applicable.
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney. Exhibit 13, filed herein.

Item 25. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
Michael S. Cambron	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
Robert C. Barth	Senior Vice President & Chief Financial Officer
Bret L. Benham	Senior Vice President, Retirement Plans
J. Thomas Burkhard	Senior Vice President, Chief Distribution Officer, Individual
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Karen M. Gustin	Senior Vice President, Group Distribution
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Janet L. Schmidt	Senior Vice President, Director of Human Resources
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Planning & Risk Management

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of March 31, 2015, there were 628 qualified contracts and 2,943 non-qualified contracts in the Separate Account.

Item 28. Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

"The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney’s fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)	Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
Timmy L. Stonehocker*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Scott E. Fletcher*	Senior Vice President, AIC Capital Markets
Robert-John H. Sands*	Corporate Secretary

*	Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

c)	Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$72,860	$0	$0	$632,384

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30. Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31. Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e)	Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 29th day of April, 2015.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2015.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
Michael S. Cambron *	Director
J. Sidney Dinsdale *	Director
James R. Krieger *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker*	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands*	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of February 23, 2015.

Exhibit Index

Exhibit

9	Opinion and Consent of Counsel

10	Consents of Independent Auditors and Independent Registered Public Accounting Firm

13	Powers of Attorney